UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-09054

CREDIT SUISSE OPPORTUNITY FUNDS
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

John G. Popp Credit Suisse Opportunity Funds Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2017 to October 31, 2018

Item 1. Reports to Stockholders.

2

CREDIT SUISSE FUNDS

Annual Report

October 31, 2018

■  CREDIT SUISSE
FLOATING RATE HIGH INCOME FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report
October 31, 2018 (unaudited)

November 23, 2018

Dear Shareholder:

We are pleased to present this Annual Report covering the activities of the Credit Suisse Floating Rate High Income Fund (the "Fund") for the 12-month period ended October 31, 2018.

Performance Summary
11/1/2017 – 10/31/2018

Fund & Benchmark	Performance
Class I1	3.45%
Class A1,2	3.20%
Class C1,2	2.58%
Credit Suisse Leveraged Loan Index[3]	4.89%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 4.75% and 1.00%, respectively.2

Market Review: A steady period for the asset class

The 12-month period ended October 31, 2018 was a positive one for the senior secured loan asset class. The Credit Suisse Leveraged Loan Index (the "Index"), the Fund's benchmark, returned 4.89% for the period. The discount margin for senior loans, using a three-year average life assumption, tightened 0.18% during the period to end the period at +398 basis points. The average price of the Index increased 0.27 points to finish the period at $98.38.

From a quality point of view, the lower rated portion of the Index outperformed for the year. CCC/Split CCC posted the highest returns, at 9.94%, followed by Split B loans, which returned 8.74% during the period. Split BBB and BB-rated loans underperformed with respective returns of 3.66% and 3.96%.

From an industry perspective, retail, energy, and food & drug were the top performers, with respective returns of 8.22%, 8.19% and 7.47%. Conversely, consumer durables, consumer non-durables and food/tobacco lagged with returns of -0.88%, 3.50% and 3.88%, respectively.

The year was characterized by steady gains, with the Index posting positive returns each month, as demand for the asset class continued. Leveraged loan mutual funds experienced a net inflow of $12.41 billion, which includes 10 consecutive months of positive flows through October. Additionally, CLO creation was robust with gross issuance of $275 billion that included $130 billion in new vehicles, according to JPMorgan.

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Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2018 (unaudited)

In terms of supply, JPMorgan reports gross loan issuance of $793 billion and net issuance of $287 billion (ex-refinancing/repricing transactions) for the last 12 months. To put this in context, with $268 billion year to date, 2018 is on pace to be the highest reported net issuance year the loan market has experienced.

Market fundamentals remain strong, as the trailing 12-month U.S. leveraged loan par-weighted default rate ended the period at 1.92% — significantly below the 3.0 – 3.5% historical average.

Strategic Review and Outlook: Fundamentals and economic data remain solid

For the annual period ended October 31, 2018, the Fund underperformed the Index. This underperformance is largely attributable to negative security selection in the media/telecommunications and information technology sectors. In addition, an underweight to the retail sector also detracted from relative performance.

We expect to see volatility in the near term due to investor concerns over the economic and credit cycle, recent LBO issuance, trade tensions, Brexit and escalating geopolitical tensions in the Middle East. Over the long term, we continue to be constructive on the leveraged loan market given the stable economic backdrop and senior secured and floating rate features of the asset class.

The Credit Suisse Credit Investments Group Team

John G. Popp
Thomas J. Flannery
Louis I. Farano
Wing Chan

Senior secured floating rate loans ("Senior Loans") typically hold the most senior position in the issuer's capital structure. Senior Loans are subject to the risk that a court could subordinate a Senior Loan to presently existing or future indebtedness or take other action detrimental to the holders of Senior Loans.

High yield bonds are bonds rated below BBB- by S&P or Baa3 by Moody's that are also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities.

2

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2018 (unaudited)

Additional principal risk factors for the Fund include conflict of interest risk, credit risk, foreign securities risk, interest rate risk, liquidity risk, market risk, prepayment risk and valuation risk. Before you invest, please make sure you understand the risks that apply to the Fund. As with any mutual fund, you could lose money over any period of time.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation, and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund, could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of this letter and the Fund holdings described in this document are as of October 31, 2018; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

3

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2018 (unaudited)

Comparison of Change in Value of $10,000 Investment in the

Credit Suisse Floating Rate High Income Fund1 Class I shares and the

Credit Suisse Leveraged Loan Index3 for Ten Years

Comparison of Change in Value of $10,000 Investment in the

Credit Suisse Floating Rate High Income Fund1 Class A shares2,

Class C shares2 and the Credit Suisse

Leveraged Loan Index3 for Ten Years

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. Voluntary waivers and/or expense reimbursements may be discontinued at any time.

4

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2018 (unaudited)

2   Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was (1.65)%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge ("CDSC") of 1.00%), was 1.59%.

3   Credit Suisse Leveraged Loan Index is an unmanaged index that is designed to mirror the investable universe of the U.S. dollar denominated institutional leveraged loan market. The index does not have transaction costs and investors cannot invest directly in the index.

Average Annual Returns as of October 31, 20181

	1 Year	5 Years	10 Years
Class I	3.45%	4.04%	9.46%
Class A Without Sales Charge	3.20%	3.75%	9.18%
Class A With Maximum Sales Charge	(1.65)%	2.74%	8.65%
Class C Without CDSC	2.58%	3.01%	8.38%
Class C With CDSC	1.59%	3.01%	8.38%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gain distributions, if any. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annual gross expense ratios are 0.76% for Class I shares, 1.01% for Class A shares, and 1.76% for Class C shares. The annual net expense ratios after fee waivers and/or expense reimbursements are 0.70% for Class I shares, 0.95% for Class A shares and 1.70% for Class C shares.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. Voluntary waivers and/or reimbursements may be discontinued at any time.

5

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2018 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended October 31, 2018.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

6

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2018 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended October 31, 2018

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 05/01/18	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/18	$1,016.40	$1,013.70	$1,011.30
Expenses Paid per $1,000*	$3.56	$4.82	$8.62
Hypothetical 5% Fund Return
Beginning Account Value 05/01/18	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/18	$1,021.68	$1,020.42	$1,016.64
Expenses Paid per $1,000*	$3.57	$4.84	$8.64
	Class I	Class A	Class C
Annualized Expense Ratios*	0.70%	0.95%	1.70%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

7

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2018 (unaudited)

Credit Quality Breakdown*

(% of Total Investments as of October 31, 2018)

S&P Ratings**
A	1.1%
BBB	10.6
BB	34.0
B	45.3
CCC	5.7
CC	0.0[1]
NR	3.1
Subtotal	99.8
Equity and Other	0.2
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.

**  Credit Quality is based on ratings provided by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. (S&P"). S&P is a main provider of ratings for credit assets classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

1  This amount represents less than 0.1%.

8

Credit Suisse Floating Rate High Income Fund
Schedule of Investments
October 31, 2018

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (81.8%)
Advertising (0.2%)
$1,985	MH Sub I LLC, LIBOR 1M + 3.750%(1)	(B, B2)	09/13/24	6.030	$1,994,351
5,980	MH Sub I LLC, LIBOR 1M + 7.500%(1)	(CCC+, Caa2)	09/15/25	9.780	6,039,800
					8,034,151
Aerospace & Defense (1.3%)
30,156	Avolon TLB Borrower 1 (US) LLC, LIBOR 1M + 2.000%(1)	(BBB-, Ba1)	01/15/25	4.280	30,118,710
4,151	Fly Funding II Sarl, LIBOR 3M + 2.000%(1)	(BB+, Ba2)	02/09/23	4.340	4,148,858
8,754	Sequa Mezzanine Holdings LLC, LIBOR 3M + 5.000%(1)	(CCC+, B3)	11/28/21	7.408	8,661,417
7,151	Swissport Financing Sarl, EURIBOR 3M + 4.375%(1),(2)	(B-, B2)	02/08/22	4.375	8,155,294
2,218	TransDigm, Inc., LIBOR 1M + 2.500%(1)	(B+, Ba2)	06/09/23	4.802	2,211,129
					53,295,408
Air Transportation (0.9%)
10,405	American Airlines, Inc., LIBOR 1M + 2.000%(1)	(BB+, Ba1)	12/14/23	4.280	10,350,566
20,297	American Airlines, Inc., LIBOR 1M + 1.750%(1)	(BB+, Ba1)	06/27/25	4.045	19,906,534
5,000	American Airlines, Inc., LIBOR 1M + 2.00%(1)	(BB+, Ba1)	04/28/23	4.295	4,973,125
					35,230,225
Auto Parts & Equipment (1.6%)
19,430	American Axle & Manufacturing, Inc., LIBOR 1M + 2.250%(1)	(BB, Ba2)	04/06/24	4.621	19,371,976
21,245	CS Intermediate Holdco 2 LLC, LIBOR 1M + 2.000%(1)	(BBB-, Ba1)	11/02/23	4.302	21,307,951
9,974	Jason, Inc., LIBOR 3M + 4.500%(1),(3)	(B, B2)	06/30/21	6.886	9,948,713
2,993	L&W, Inc., LIBOR 1M + 4.000%(1)	(B+, B2)	05/22/25	6.287	3,008,405
13,819	U.S. Farathane LLC, LIBOR 3M + 3.500%(1),(4)	(B+, B2)	12/23/21	5.886	13,801,861
					67,438,906
Automakers (0.7%)
5,609	FCA U.S. LLC, LIBOR 1M + 2.000%(1)	(BBB-, Baa2)	12/31/18	4.300	5,621,080
12,262	TI Group Automotive Systems LLC, EURIBOR 3M + 2.750%(1),(2)	(BB-, B1)	06/30/22	3.500	13,968,922
8,981	TI Group Automotive Systems LLC, LIBOR 1M + 2.500%(1)	(BB-, B1)	06/30/22	4.802	8,962,334
					28,552,336
Banking (0.3%)
11,540	Citco Funding LLC, LIBOR 1M + 2.500%(1)	(B+, Ba3)	09/28/23	4.802	11,600,195
Building & Construction (1.0%)
9,000	Apleona Ltd., LIBOR 3M + 4.250%(1),(5)	(B, B2)	09/01/23	5.049	11,601,576
22,991	Installed Building Products, Inc., LIBOR 1M + 2.500%(1)	(BB, B1)	04/15/25	4.802	22,890,256
1,995	PGT, Inc., LIBOR 1M + 3.500%(1)	(BB, Ba1)	02/16/22	5.796	2,002,569

See Accompanying Notes to Financial Statements.
9

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2018

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Building & Construction
$4,276	SiteOne Landscape Supply, Inc., LIBOR 1M + 2.750%(1)	(BB, B2)	10/29/24	5.030	$4,297,766
					40,792,167
Building Materials (3.2%)
3,990	Airxcel, Inc., LIBOR 1M + 4.500%(1)	(B, B3)	04/28/25	6.802	3,942,619
1,775	Airxcel, Inc., LIBOR 1M + 8.750%(1),(4)	(CCC+, Caa2)	04/27/26	11.052	1,717,313
27,059	American Builders & Contractors Supply Co., Inc., LIBOR 1M + 2.000%(1)	(BB+, B1)	10/31/23	4.302	26,838,715
6,991	Beacon Roofing Supply, Inc., LIBOR 3M + 2.250%(1)	(BB+, B1)	01/02/25	4.527	6,938,135
5,927	C.H.I. Overhead Doors, Inc., LIBOR 1M + 3.250%(1)	(B, B2)	07/29/22	5.552	5,935,067
7,455	Floor & Decor Outlets of America, Inc., LIBOR 1M + 2.500%(1),(4)	(BB, B1)	09/30/23	4.810	7,492,236
10,332	HD Supply, Inc., LIBOR 3M + 1.750%(1)	(BBB-, Ba2)	10/17/23	4.030	10,341,267
20,696	Priso Acquisition Corp., LIBOR 1M + 3.000%(1)	(B+, B2)	05/08/22	5.302	20,756,496
17,262	Summit Materials Cos. I LLC, LIBOR 1M + 2.000%(1)	(BBB-, Ba2)	11/21/24	4.302	17,205,608
30,310	Wilsonart LLC, LIBOR 3M + 3.250%(1)	(B+, B2)	12/19/23	5.640	30,329,425
					131,496,881
Cable & Satellite TV (3.1%)
11,441	Altice U.S. Finance I Corp., LIBOR 1M + 2.250%(1)	(BB, NR)	07/28/25	4.552	11,437,783
17,244	Charter Communications Operating LLC, LIBOR 1M + 2.000%(1)	(BBB-, Ba1)	04/30/25	4.310	17,264,967
24,902	CSC Holdings LLC, LIBOR 1M + 2.250%(1)	(BB-, Ba2)	07/17/25	4.530	24,880,215
5,000	Unitymedia Finance LLC, LIBOR 1M + 2.250%(1)	(BB-, Ba3)	09/30/25	4.530	5,000,325
25,000	Unitymedia Finance LLC, LIBOR 1M + 2.250%(1)	(BB-, Ba3)	01/15/26	4.530	24,993,125
11,000	Virgin Media Bristol LLC, LIBOR 1M + 2.500%(1)	(BB-, Ba3)	01/15/26	4.780	11,003,410
15,000	Ziggo Secured Finance B.V., EURIBOR 6M + 3.000%(1),(2)	(BB-, B1)	04/15/25	3.000	16,999,821
14,500	Ziggo Secured Finance Partnership, LIBOR 1M + 2.500%(1)	(BB-, B1)	04/15/25	4.780	14,237,985
					125,817,631
Chemicals (9.8%)
9,800	Allnex (Luxembourg) & Cy S.C.A., EURIBOR 3M + 3.250%(1),(2)	(B, B1)	09/13/23	3.250	11,135,701
1,858	Allnex (Luxembourg) & Cy S.C.A., LIBOR 3M + 3.250%(1)	(B, B1)	09/13/23	5.567	1,859,992
1,400	Allnex U.S.A., Inc., LIBOR 3M + 3.250%(1)	(B, B1)	09/13/23	5.567	1,401,311
26,761	Alpha 3 B.V., LIBOR 3M + 3.000%(1)	(B, B1)	01/31/24	5.386	26,806,834
15,195	Ascend Performance Materials Operations LLC, LIBOR 3M + 5.250%(1)	(B+, B2)	08/12/22	7.636	15,261,850
3,398	ASP Chromaflo Dutch I B.V., LIBOR 1M + 3.500%(1),(4)	(B, B2)	11/20/23	5.802	3,397,949

See Accompanying Notes to Financial Statements.
10

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2018

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Chemicals
$4,063	ASP Chromaflo Intermediate Holdings, Inc., LIBOR 1M + 8.000%(1)	(CCC, Caa2)	11/14/24	10.302	$4,065,059
2,613	ASP Chromaflo Intermediate Holdings, Inc., LIBOR 1M + 3.500%(1),(4)	(B, B2)	11/18/23	5.802	2,613,165
27,058	Axalta Coating Systems U.S. Holdings, Inc., LIBOR 3M + 1.750%(1)	(BBB-, Ba1)	06/01/24	4.136	27,028,368
4,900	Azelis Finance S.A., LIBOR 1W + 3.750%(1),(4)	(B, B2)	12/16/22	5.976	4,936,976
1,715	Colouroz Investment 2 LLC, LIBOR 3M + 7.250%(1)	(CCC, Caa2)	09/06/22	9.737	1,450,784
9,757	CTC AcquiCo GmbH, EURIBOR 3M + 3.000%(1),(2)	(B, B2)	03/07/25	3.000	11,075,856
1,182	Ferro Corp., LIBOR 3M + 2.250%(1)	(BB-, Ba3)	02/14/24	4.636	1,183,674
6,330	Ferro Corp., LIBOR 3M + 2.250%(1)	(BB-, Ba3)	02/14/24	4.636	6,331,991
6,195	Ferro Corp., LIBOR 3M + 2.250%(1)	(BB-, Ba3)	02/14/24	4.636	6,197,268
1,945	Flint Group GmbH, EURIBOR 3M + 3.000%(1),(2)	(B-, B3)	09/07/21	3.750	2,131,365
278	Flint Group GmbH, LIBOR 3M + 3.000%(1)	(B-, B3)	09/07/21	5.487	264,225
1,679	Flint Group U.S. LLC, LIBOR 3M + 3.000%(1)	(B-, B3)	09/07/21	5.487	1,598,344
14,493	Gemini HDPE LLC, LIBOR 3M + 2.500%(1)	(BB, Ba2)	08/07/24	5.027	14,535,426
29,983	H.B. Fuller Co., LIBOR 1M + 2.000%(1)	(BB+, Ba2)	10/20/24	4.280	29,913,876
3,870	Houghton International, Inc., LIBOR 1M + 8.500%(1)	(B-, Caa1)	12/20/20	10.802	3,882,113
15,295	Houghton International, Inc., LIBOR 1M + 3.250%(1)	(B+, B1)	12/20/19	5.552	15,347,609
6,103	INEOS Styrolution Group GmbH, LIBOR 3M + 2.000%(1)	(BB+, Ba2)	03/30/24	4.386	6,110,190
27,375	Ineos U.S. Finance LLC, LIBOR 1M + 2.000%(1)	(BB+, Ba1)	03/31/24	4.302	27,370,622
3,023	MacDermid, Inc., LIBOR 1M + 3.000%(1)	(BB-, B2)	06/07/23	5.302	3,030,421
7,686	PMHC II, Inc., LIBOR 6M + 3.500%(1)	(B-, B3)	03/31/25	6.151	7,483,770
3,500	PMHC II, Inc., LIBOR 3M + 7.750%(1)	(CCC+, Caa2)	03/30/26	10.513	3,298,750
13,067	PQ Corp., LIBOR 3M + 2.500%(1)	(BB-, B2)	02/08/25	5.027	13,070,739
6,061	Preferred Proppants LLC, LIBOR 3M + 5.750%(1),(4)	(NR, NR)	07/27/20	10.136	3,788,094
13,098	Preferred Proppants LLC, LIBOR 3M + 7.750%(1),(4)	(NR, NR)	07/27/20	10.136	7,204,149
12,938	Ravago Holdings America, Inc., LIBOR 1M + 2.750%(1),(4)	(BB-, B2)	06/30/23	5.060	13,018,524
20,000	Schenectady International Group, Inc., LIBOR 3M + 4.750%(1)	(B, B2)	10/15/25	7.186	19,937,500
2,377	Sonneborn LLC, LIBOR 1M + 3.750%(1),(4)	(B+, B1)	12/10/20	6.052	2,406,666
419	Sonneborn Refined Products B.V., LIBOR 1M + 3.750%(1),(4)	(B+, B1)	12/10/20	6.052	424,707
29,050	Starfruit Finco B.V, LIBOR 1M + 3.250%(1)	(B+, B1)	10/01/25	5.506	28,998,146
4,496	Tronox Blocked Borrower LLC, LIBOR 1M + 3.000%(1)	(BB-, Ba3)	09/23/24	5.302	4,497,696
10,376	Tronox Finance LLC, LIBOR 1M + 3.000%(1)	(BB-, Ba3)	09/23/24	5.302	10,379,299
23,195	Univar, Inc., LIBOR 1M + 2.250%(1)	(BB, B1)	07/01/24	4.552	23,219,890
22,755	UTEX Industries, Inc., LIBOR 1M + 4.000%(1)	(CCC+, B3)	05/22/21	6.302	22,385,150
2,978	Vantage Specialty Chemicals, Inc., LIBOR 1M + 3.500%(1)	(B-, B3)	10/28/24	5.806	2,989,604

See Accompanying Notes to Financial Statements.
11

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2018

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Chemicals
$3,978	Vantage Specialty Chemicals, Inc., LIBOR 3M + 8.250%(1)	(CCC, Caa2)	10/27/25	10.777	$4,004,783
7,205	Zep, Inc., LIBOR 3M + 4.000%(1)	(CCC+, B2)	08/12/24	6.386	6,804,244
2,250	Zep, Inc., LIBOR 3M + 8.250%(1)	(CCC-, Caa2)	08/11/25	10.636	2,154,375
					404,997,055
Diversified Capital Goods (1.0%)
16,133	Cortes NP Acquisition Corp., LIBOR 3M + 4.000%(1)	(B, B1)	11/30/23	6.313	15,991,592
1,074	Douglas Dynamics Holdings, Inc., LIBOR 1M + 3.000%(1)	(BB-, B2)	12/31/21	5.310	1,076,675
3,455	Dynacast International LLC, LIBOR 3M + 3.250%(1)	(B, B1)	01/28/22	5.636	3,461,739
3,990	Electrical Components International, Inc., LIBOR 3M + 4.250%(1),(4)	(B, B1)	06/26/25	6.636	3,980,025
4,987	Filtration Group Corp., LIBOR 1M + 3.000%(1)	(B, B2)	03/29/25	5.302	5,014,625
8,666	Hayward Industries, Inc., LIBOR 1M + 3.500%(1)	(B, B3)	08/05/24	5.795	8,690,617
1,588	Horizon Global Corp., LIBOR 1M + 6.000%(1)	(CCC+, B2)	06/30/21	8.302	1,543,277
					39,758,550
Electric - Generation (0.4%)
14,609	Brookfield WEC Holdings, Inc., LIBOR 1M + 3.750%(1)	(B, B2)	08/01/25	6.052	14,719,656
Electronics (3.1%)
16,693	Brooks Automation, Inc., LIBOR 3M + 2.500%(1)	(BB-, B1)	10/04/24	4.910	16,765,949
2,481	EXC Holdings III Corp., LIBOR 3M + 3.500%(1),(4)	(B-, B2)	12/02/24	5.886	2,493,656
6,500	Lumentum Holdings(1),(4),(6)	(BB, Ba2)	08/07/25	2.500	6,532,500
26,151	M/A-COM Technology Solutions Holdings, Inc., LIBOR 1M + 2.250%(1)	(B, B2)	05/17/24	4.552	25,379,906
14,425	Microchip Technology, Inc., LIBOR 1M + 2.000%(1)	(BB+, Baa3)	05/29/25	4.310	14,392,959
13,300	Oberthur Technologies S.A., LIBOR 3M + 3.750%(1)	(B-, B2)	01/10/24	5.992	13,391,400
7,000	Oberthur Technologies S.A., EURIBOR 3M + 3.750%(1),(2)	(B-, B2)	01/10/24	3.750	7,972,787
16,680	Seattle Spinco, Inc., LIBOR 1M + 2.500%(1)	(BB-, B1)	06/21/24	4.802	16,661,321
8,366	Sophia LP, LIBOR 3M + 3.250%(1)	(B, B2)	09/30/22	5.636	8,394,353
13,990	Tempo Acquisition LLC, LIBOR 1M + 3.000%(1)	(B, B1)	05/01/24	5.302	14,017,882
					126,002,713
Energy - Exploration & Production (0.4%)
5,474	PES Holdings LLC, LIBOR 3M + 6.250%(1)	(B+, Ba2)	12/31/22	8.636	5,466,739
13,476	PES Holdings LLC, LIBOR 3M + 3.500%(1),(4)	(B-, B2)	12/31/22	8.886	11,252,334
					16,719,073

See Accompanying Notes to Financial Statements.
12

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2018

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Environmental (0.6%)
$1,619	GFL Environmental, Inc., Prime + 1.750%(1)	(B+, B2)	05/30/25	7.000	$1,597,023
22,785	GFL Environmental, Inc., LIBOR 3M + 2.750%(1)	(B+, B2)	05/30/25	5.136	22,471,989
					24,069,012
Food & Drug Retailers (0.2%)
3,000	Holland & Barrett International, EURIBOR 3M + 4.250%(1),(2)	(B, B2)	08/09/24	4.250	3,319,489
3,000	Holland & Barrett International, LIBOR 3M + 5.250%(1),(5)	(B, B2)	09/02/24	6.054	3,659,162
3,251	Smart & Final Stores LLC, LIBOR 1M + 3.500%(1)	(B, Caa1)	11/15/22	5.802	3,150,610
					10,129,261
Food - Wholesale (1.8%)
13,553	Allflex Holdings III, Inc., LIBOR 3M + 3.250%(1)	(B, B2)	07/20/20	5.699	13,617,175
904	Allflex Holdings III, Inc., LIBOR 3M + 7.000%(1)	(B-, Caa2)	07/19/21	9.477	908,930
9,930	Dole Food Co., Inc., LIBOR 3M + 2.750%(1)	(B, B1)	04/06/24	5.049	9,914,942
2,000	Jacobs Douwe Egberts International B.V., EURIBOR 1M + 2.250%(1),(2)	(BB, Ba2)	11/02/21	2.250	2,272,331
15,899	JBS USA LLC, LIBOR 3M + 2.500%(1)	(BB+, Ba2)	10/30/22	4.844	15,923,050
22,026	U.S. Foods, Inc., LIBOR 1M + 2.000%(1)	(BBB-, Ba3)	06/27/23	4.302	22,019,207
5,250	United Natural Foods, Inc., LIBOR 1M + 4.250%(1)	(B+, B2)	10/22/25	6.552	4,941,562
5,000	Zara UK Midco Ltd.(1),(2),(3),(4),(6)	(B, B2)	01/31/25	5.750	5,297,006
					74,894,203
Forestry & Paper (0.3%)
10,894	Pregis Corp., LIBOR 3M + 3.500%(1),(4)	(B, B2)	05/14/21	5.886	10,771,401
Gaming (3.1%)
14,919	Aristocrat Technologies, Inc., LIBOR 3M + 1.750%(1)	(BB+, Ba1)	10/19/24	4.219	14,882,512
7,019	CBAC Borrower LLC, LIBOR 1M + 4.000%(1)	(B, B3)	07/05/24	6.302	7,056,310
13,800	Eldorado Resorts LLC, LIBOR 3M + 2.250%(1)	(BB, Ba1)	04/17/24	4.563	13,830,361
4,447	Gateway Casinos & Entertainment Ltd., LIBOR 3M + 3.000%(1)	(BB-, Ba3)	12/01/23	5.386	4,464,909
4,000	GVC Holdings PLC, EURIBOR 3M + 2.750%(1),(2)	(BB, Ba2)	03/02/23	2.750	4,551,460
15,000	Jackpotjoy PLC, LIBOR 3M + 5.250%(1),(5)	(B+, B1)	12/06/24	5.974	19,277,982
25,283	Las Vegas Sands LLC, LIBOR 1M + 1.750%(1)	(BBB-, Ba1)	03/27/25	4.052	25,219,519
23,366	MGM Growth Properties Operating Partnership LP, LIBOR 1M + 2.000%(1)	(BB+, Ba3)	03/21/25	4.302	23,324,006
2,808	Penn National Gaming, Inc., LIBOR 3M + 2.250%(1)	(BB, Ba2)	10/15/25	4.581	2,819,952
10,000	Stars Group Holdings B.V., EURIBOR 3M + 3.750%(1),(2)	(B+, B1)	07/10/25	3.750	11,459,946
					126,886,957

See Accompanying Notes to Financial Statements.
13

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2018

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Gas Distribution (0.6%)
$12,246	Messer Industries LLC(1),(6)	(BB-, B1)	10/01/25	2.500	$12,263,997
10,864	Oryx Southern Delaware Holdings LLC, LIBOR 1M + 3.250%(1)	(B+, B2)	02/28/25	5.552	10,746,268
					23,010,265
Health Facilities (0.8%)
11,619	Prospect Medical Holdings, Inc., LIBOR 1M + 5.500%(1),(4)	(B, B1)	02/22/24	7.813	11,720,415
6,516	Surgery Center Holdings, Inc., LIBOR 3M + 3.250%(1)	(B, B1)	09/02/24	5.570	6,513,197
13,841	Western Dental Services, Inc., LIBOR 1M + 4.500%(1)	(B-, B3)	06/23/23	6.802	13,923,346
					32,156,958
Health Services (1.2%)
4,218	Auris Luxembourg III Sarl, LIBOR 3M + 3.000%(1),(4)	(B+, B1)	01/17/22	5.386	4,217,826
6,000	Auris Luxembourg III Sarl(1),(2),(6)	(B+, B2)	07/20/25	4.000	6,872,670
8,000	Auris Luxembourg III Sarl(1),(6)	(B+, B2)	07/20/25	3.500	8,068,360
6,890	Onex Carestream Finance LP, LIBOR 1M + 4.000%(1)	(B, B1)	06/07/19	6.302	6,883,876
13,701	Sotera Health Holdings LLC, LIBOR 1M + 3.000%(1)	(B, B1)	05/15/22	5.302	13,734,165
3,902	Universal Health Services, Inc., LIBOR 1M + 1.750%(1)	(BBB-, Ba1)	10/18/25	4.052	3,917,073
250	Universal Hospital Services, Inc.(1),(4),(6)	(B, B1)	10/18/25	3.000	251,875
992	Valitas Health Services, Inc., LIBOR 3M + 12.000%(1),(4),(7)	(NR, NR)	12/31/19	14.331	942,554
1,481	Valitas Health Services, Inc., LIBOR 3M + 12.000%(1),(4),(7)	(NR, NR)	12/31/19	14.386	1,406,493
3,168	Valitas Health Services, Inc., LIBOR 3M + 5.000%(1),(3),(4),(7)	(NR, NR)	04/14/22	9.195	1,267,119
1,057	Valitas Health Services, Inc., LIBOR 3M + 12.000%(1),(4),(7)	(NR, NR)	12/31/19	14.346	1,004,117
1,268	Valitas Health Services, Inc., LIBOR 3M + 12.000%(1),(3),(4),(7)	(NR, NR)	12/31/19	14.445	1,204,940
					49,771,068
Hotels (2.1%)
16,604	Belmond Interfin Ltd., LIBOR 1M + 2.750%(1)	(BB, B2)	07/03/24	5.052	16,652,308
5,000	Compass III Ltd., EURIBOR 6M + 4.500%(1),(2)	(B+, B2)	05/07/25	4.500	5,715,526
3,000	Compass IV Ltd., EURIBOR 6M + 8.000%(1),(2),(4)	(CCC+, Caa2)	04/30/26	9.000	3,394,899
16,809	ESH Hospitality, Inc., LIBOR 1M + 2.000%(1)	(BB+, Ba2)	08/30/23	4.302	16,807,502
27,395	Playa Resorts Holding B.V., LIBOR 1M + 2.750%(1)	(B+, B2)	04/29/24	5.050	27,052,863
7,250	Wyndham Hotels & Resorts, Inc., LIBOR 1M + 1.750%(1)	(BBB-, Baa3)	05/30/25	4.052	7,256,054

See Accompanying Notes to Financial Statements.
14

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2018

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Hotels
$10,400	Wynn Resorts, Ltd., LIBOR 1M + 2.250%(1)	(BB-, Ba3)	10/22/24	4.550	$10,369,164
					87,248,316
Insurance Brokerage (3.6%)
20,986	Acrisure LLC, LIBOR 1M + 4.250%(1)	(B, B2)	11/22/23	6.552	21,073,438
6,234	Acrisure LLC, LIBOR 1M + 3.750%(1)	(B, B2)	11/22/23	6.052	6,246,096
31,984	Alliant Holdings I, Inc., LIBOR 1M + 3.000%(1)	(B, B2)	05/09/25	5.280	32,004,188
13,508	AmWINS Group, Inc., LIBOR 1M + 2.750%(1)	(B+, B1)	01/25/24	5.047	13,548,577
10,503	AssuredPartners, Inc., LIBOR 1M + 3.250%(1)	(B, B2)	10/22/24	5.552	10,491,192
25,320	Hub International Ltd., LIBOR 3M + 3.000%(1)	(B, B2)	04/25/25	5.490	25,280,549
694	Hyperion Insurance Group Ltd., LIBOR 1M + 3.500%(1)	(B, B2)	12/20/24	5.813	697,908
9,450	Hyperion Insurance Group Ltd., EURIBOR 1M + 3.500%(1),(2)	(B, B2)	12/13/24	3.500	10,712,228
22,852	NFP Corp., LIBOR 1M + 3.000%(1)	(B, B2)	01/08/24	5.302	22,812,418
3,755	USI, Inc., LIBOR 3M + 3.000%(1)	(B, B2)	05/16/24	5.386	3,738,832
					146,605,426
Investments & Misc. Financial Services (1.5%)
13,472	Altisource Solutions Sarl, LIBOR 3M + 4.000%(1)	(B+, B3)	03/29/24	6.386	13,499,970
5,132	Compass Group Diversified Holdings LLC, LIBOR 1M + 2.500%(1)	(BB, Ba3)	04/17/25	4.802	5,149,014
18,180	Ditech Holding Corp., LIBOR 1M + 6.000%(1)	(CCC+, Caa2)	06/30/22	8.302	16,953,081
9,839	Fortress Investment Group LLC, LIBOR 1M + 2.000%(1)	(BB, Baa3)	12/27/22	4.302	9,846,644
5,750	Global Payments, Inc., LIBOR 3M + 1.750%(1)	(BBB-, Ba2)	10/17/25	4.086	5,744,624
4,330	Ocwen Financial Corp., LIBOR 1M + 5.000%(1)	(B+, B3)	12/05/20	7.280	4,343,772
4,154	VFH Parent LLC, LIBOR 3M +2.750%(1),(4)	(NR, NR)	12/30/21	5.089	4,169,473
					59,706,578
Machinery (1.6%)
11,880	Clark Equipment Co., LIBOR 3M + 2.000%(1)	(BB, Ba3)	05/18/24	4.377	11,876,709
7,000	Cohu, Inc., LIBOR 3M + 3.000%(1)	(BB-, B1)	09/20/25	5.396	7,017,500
1,486	CPM Acquisition Corp., LIBOR 1M + 8.250%(1)	(B-, Caa1)	04/10/23	10.552	1,498,791
2,348	CPM Holdings, Inc.(1),(6)	(B, B2)	10/24/25	6.175	2,364,748
1,977	CPM Holdings, Inc.(1),(6)	(B-, Caa2)	10/24/26	10.675	1,984,425
7,965	CPM Holdings, Inc., LIBOR 1M + 3.500%(1)	(B, B1)	04/11/22	5.802	8,021,810
6,428	Doncasters Finance U.S. LLC, LIBOR 3M + 3.750%(1),(5)	(B-, Caa1)	04/09/20	4.750	7,650,366
4,146	LTI Holdings, Inc., LIBOR 1M + 6.750%(1)	(CCC+, Caa2)	09/06/26	9.052	4,138,080
14,020	LTI Holdings, Inc., LIBOR 1M + 3.500%(1)	(B-, B2)	09/06/25	5.802	14,024,416
8,762	Welbilt, Inc., LIBOR 1M +2.500%(1),(4)	(BB-, B1)	10/23/25	4.782	8,761,538
					67,338,383
Managed Care (0.2%)
8,229	Inovalon Holdings, Inc., LIBOR 1M + 3.500%(1)	(B, B2)	04/02/25	5.813	8,222,545

See Accompanying Notes to Financial Statements.
15

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2018

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Media - Diversified (0.3%)
$6,250	NEP/NCP Holdco, Inc., LIBOR 3M + 3.250%(1)	(B+, B1)	10/20/25	5.474	$6,284,375
5,000	NEP/NCP Holdco, Inc., LIBOR 1M + 7.000%(1)	(CCC+, Caa1)	10/19/26	9.302	5,018,750
					11,303,125
Media Content (1.2%)
5,000	All3Media International, LIBOR 1M + 4.250%(1),(5)	(B, B2)	06/30/21	5.250	6,434,171
1,750	DLG Acquisitions Ltd., EURIBOR 6M + 7.250%(1),(2)	(CCC+, Caa2)	06/30/22	8.250	1,998,015
7,960	Lions Gate Capital Holdings LLC, LIBOR 1M + 2.250%(1)	(BB-, Ba2)	03/24/25	4.552	7,945,115
23,431	MTL Publishing LLC, LIBOR 1M + 2.250%(1)	(BB-, Ba3)	08/20/23	4.530	23,470,508
7,701	WMG Acquisition Corp., LIBOR 1M + 2.125%(1)	(B+, Ba3)	11/01/23	4.427	7,682,749
					47,530,558
Medical Products (1.0%)
15,201	ABB Concise Optical Group LLC, LIBOR 1M + 5.000%(1)	(B-, B2)	06/15/23	7.280	15,289,807
18,361	Avantor, Inc., LIBOR 1M + 4.000%(1)	(B, B2)	11/21/24	6.302	18,517,596
4,275	Convatec, Inc., LIBOR 3M + 2.000%(1),(4)	(BB, Ba3)	10/25/21	4.386	4,275,000
2,000	Lifescan Global Corp., LIBOR 3M + 6.000%(1)	(B+, B2)	09/27/24	8.396	1,957,500
					40,039,903
Metals & Mining - Excluding Steel (0.2%)
1,749	Global Brass & Copper, Inc., LIBOR 1M + 2.500%(1),(4)	(BB, B1)	05/29/25	4.813	1,752,999
5,678	GrafTech Finance, Inc., LIBOR 1M + 3.500%(1)	(B+, B1)	02/12/25	5.802	5,692,320
7,529	Noranda Aluminum Acquisition Corp., PRIME + 3.500%(1),(8)	(NR, NR)	02/28/19	8.750	32,939
					7,478,258
Non - Electric Utilities (0.1%)
5,695	BCP Raptor LLC, LIBOR 2M + 4.250%(1)	(B, B3)	06/24/24	6.641	5,635,070
Oil Field Equipment & Services (0.1%)
5,544	Seadrill Partners Finco LLC, LIBOR 3M + 6.000%(1)	(CCC+, Caa2)	02/21/21	8.386	5,158,852
Oil Refining & Marketing (0.6%)
17,413	EG Finco Ltd., EURIBOR 3M + 4.000%(1),(2)	(B, B2)	02/07/25	4.000	19,814,158
3,500	EG Finco Ltd., LIBOR 3M + 8.000%(1)	(CCC+, Caa1)	04/20/26	10.386	3,480,313
					23,294,471
Packaging (2.1%)
3,990	Anchor Glass Container Corp., LIBOR 1M + 2.750%(1)	(B-, B2)	12/07/23	5.076	3,567,967
5,425	Anchor Glass Container Corp., LIBOR 1M + 7.750%(1)	(CCC, Caa1)	12/07/24	10.040	3,657,345
6,752	Berry Global, Inc., LIBOR 3M + 1.750%(1)	(BBB-, Ba2)	02/08/20	4.027	6,750,605
12,069	Berry Global, Inc., LIBOR 2M + 1.750%(1)	(BBB-, Ba2)	01/06/21	4.027	12,059,084

See Accompanying Notes to Financial Statements.
16

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2018

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Packaging
$21,872	Flex Acquisition Co., Inc., LIBOR 3M + 3.000%(1)	(B, B1)	12/29/23	5.256	$21,858,825
8,000	Klockner-Pentaplast of America, Inc., EURIBOR 3M + 4.750%(1),(2)	(B, B3)	06/30/22	4.750	8,596,084
2,228	Klockner-Pentaplast of America, Inc., LIBOR 1M + 4.250%(1)	(B, B3)	06/30/22	6.552	2,151,913
11,405	Proampac PG Borrower LLC, LIBOR 3M + 3.500%(1)	(B, B3)	11/18/23	5.841	11,445,190
2,500	Proampac PG Borrower LLC, LIBOR 3M + 8.500%(1)	(CCC+, Caa2)	11/18/24	10.810	2,520,837
9,741	Reynolds Group Holdings, Inc., LIBOR 1M + 2.750%(1)	(B+, B1)	02/05/23	5.052	9,759,882
4,375	Strategic Materials, Inc., LIBOR 3M + 7.750%(1),(4)	(CCC+, Caa2)	10/27/25	10.094	4,046,875
					86,414,607
Personal & Household Products (1.7%)
3,472	Comfort Holding LLC, LIBOR 1M + 4.750%(1)	(CCC+, Caa1)	02/05/24	7.052	3,292,908
2,389	Comfort Holding LLC, LIBOR 1M + 10.000%(1)	(CCC-, Caa3)	02/03/25	12.302	2,263,203
1,750	Keter Group B.V., EURIBOR 3M + 4.250%(1),(2)	(B, NR)	10/31/23	5.250	1,807,901
10,000	Keter Group B.V., EURIBOR 3M + 4.250%(1),(2)	(B, B3)	10/31/23	5.250	10,330,862
6,912	Prestige Brands, Inc., LIBOR 1M + 2.000%(1)	(BB, Ba3)	01/26/24	4.302	6,929,717
22,667	Serta Simmons Bedding LLC, LIBOR 1M + 3.500%(1)	(B-, B3)	11/08/23	5.775	20,501,538
6,612	Serta Simmons Bedding LLC, LIBOR 3M + 8.000%(1)	(CCC, Caa2)	11/08/24	10.277	5,179,395
1,824	TricorBraun Holdings, Inc., LIBOR 3M + 3.750%(1)	(B, B2)	11/30/23	6.103	1,834,013
18,106	TricorBraun Holdings, Inc., LIBOR 3M + 3.750%(1)	(B, B2)	11/30/23	6.136	18,201,187
					70,340,724
Pharmaceuticals (2.0%)
2,193	Alkermes, Inc., LIBOR 1M + 2.250%(1)	(BB, Ba3)	03/23/23	4.540	2,203,012
16,752	Endo Luxembourg Finance Co. I Sarl, LIBOR 1M + 4.250%(1)	(BB-, Ba2)	04/29/24	6.563	16,851,657
17,375	Grifols Worldwide Operations U.S.A., Inc., LIBOR 1W + 2.250%(1)	(BB+, Ba2)	01/31/25	4.467	17,410,244
5,663	IQVIA Inc., LIBOR 3M + 2.000%(1)	(BBB-, Ba1)	01/17/25	4.386	5,675,301
15,155	RPI Finance Trust, LIBOR 3M + 2.000%(1)	(BBB-, Baa3)	03/27/23	4.386	15,186,249
22,878	Valeant Pharmaceuticals International, Inc., LIBOR 1M + 3.000%(1)	(BB-, Ba3)	06/01/25	5.274	22,918,521
					80,244,984
Real Estate Development & Management (1.2%)
12,628	Capital Automotive LP, LIBOR 1M + 2.500%(1)	(B, B1)	03/24/24	4.810	12,646,831
4,397	Capital Automotive LP, LIBOR 1M + 6.000%(1)	(CCC+, B3)	03/24/25	8.310	4,478,940
8,940	Forest City Enterprises, LP(1),(6)	(B+, B2)	10/24/25	4.000	8,988,064
24,000	Hanjin International Corp., LIBOR 3M + 2.500%(1),(4)	(B+, Ba3)	10/18/20	4.945	24,000,000
					50,113,835

See Accompanying Notes to Financial Statements.
17

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2018

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Real Estate Investment Trusts (1.0%)
$19,366	iStar, Inc., LIBOR 1M + 2.750%(1)	(BB-, Ba2)	06/28/23	5.028	$19,402,415
22,705	VICI Properties 1 LLC, LIBOR 1M + 2.000%(1)	(BBB-, Ba3)	12/20/24	4.280	22,679,896
					42,082,311
Recreation & Travel (1.7%)
737	Bulldog Purchaser, Inc.(1),(6)	(CCC+, Caa2)	08/21/26	3.875	737,763
1,417	Bulldog Purchaser, Inc., LIBOR 1M + 7.750%(1)	(CCC+, Caa2)	09/04/26	10.052	1,418,775
4,890	Bulldog Purchaser, Inc.(1),(4),(6),(9)	(B+, B2)	08/22/25	1.875	4,852,852
5,310	Bulldog Purchaser, Inc., LIBOR 1M + 3.750%(1)	(B+, B2)	08/22/25	6.052	5,313,795
16,588	Crown Finance U.S., Inc., LIBOR 1M + 2.500%(1)	(BB-, B1)	02/28/25	4.802	16,540,234
9,215	Intrawest Resorts Holdings, Inc., LIBOR 1M + 3.000%(1)	(B, B2)	07/31/24	5.302	9,238,016
5,281	NCL Corp. Ltd., LIBOR 1M + 1.750%(1),(4)	(BBB-, Ba2)	10/10/21	4.052	5,287,436
4,128	Richmond UK Bidco Ltd., LIBOR 1M + 4.250%(1),(5)	(B, B2)	03/03/24	4.976	5,155,719
21,686	SeaWorld Parks & Entertainment, Inc., LIBOR 1M + 3.000%(1)	(B, B2)	03/31/24	5.302	21,676,106
					70,220,696
Restaurants (1.4%)
32,180	1011778 B.C. Unlimited Liability Co., LIBOR 1M + 2.250%(1)	(B+, Ba3)	02/16/24	4.552	32,095,486
15,457	Golden Nugget, Inc., LIBOR 3M + 2.750%(1)	(B+, Ba3)	10/04/23	5.230	15,494,136
8,985	K-Mac Holdings Corp., LIBOR 1M + 3.250%(1)	(B-, B2)	03/14/25	5.530	9,003,690
2,985	KFC Holding Co., LIBOR 1M + 1.750%(1)	(BBB-, Ba1)	04/03/25	4.037	2,988,418
					59,581,730
Software - Services (9.4%)
17,240	Almonde, Inc., LIBOR 3M + 3.500%(1)	(B-, B2)	06/13/24	5.886	17,165,751
4,078	Almonde, Inc., LIBOR 3M + 7.250%(1)	(CCC, Caa2)	06/13/25	9.636	4,027,804
14,681	Altran Technologies S.A., EURIBOR 3M + 2.750%(1),(2)	(BB, Ba2)	03/20/25	2.750	16,708,818
5,445	Applied Systems, Inc., LIBOR 3M + 3.000%(1)	(B, B1)	09/19/24	5.386	5,505,412
7,000	Compuware Corp., LIBOR 1M + 3.500%(1)	(B, B1)	08/22/25	5.787	7,067,095
11,516	Cypress Intermediate Holdings III, Inc., LIBOR 1M + 3.000%(1)	(B, B2)	04/26/24	5.310	11,546,689
28,758	Epicor Software Corp., LIBOR 1M + 3.250%(1)	(B-, B2)	06/01/22	5.560	28,868,117
13,803	Evertec Group LLC, LIBOR 1M + 2.500%(1)	(B+, B2)	04/17/20	4.790	13,808,485
4,823	Evertec Group LLC, LIBOR 1M + 2.500%(1)	(B+, B2)	01/17/20	4.790	4,822,537
23,477	First Data Corp., LIBOR 1M + 2.000%(1)	(BB, Ba2)	07/08/22	4.287	23,426,120
16,940	Flexera Software LLC, LIBOR 1M + 3.250%(1)	(B-, B1)	02/26/25	5.560	17,059,872
2,500	Flexera Software LLC, LIBOR 1M + 7.250%(1)	(CCC+, Caa1)	02/26/26	9.560	2,519,800
10,448	GHX Ultimate Parent Corp., LIBOR 3M + 3.250%(1)	(B, B3)	06/28/24	5.636	10,474,239
30,250	Go Daddy Operating Co. LLC, LIBOR 1M + 2.250%(1)	(BB-, Ba3)	02/15/24	4.552	30,318,029
3,916	Greeneden U.S. Holdings II LLC, EURIBOR 3M + 3.500%(1),(2)	(B, B2)	12/01/23	3.500	4,464,773

See Accompanying Notes to Financial Statements.
18

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2018

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Software - Services
$14,679	Greeneden U.S. Holdings II LLC, LIBOR 1M + 3.500%(1)	(B, B2)	12/01/23	5.802	$14,752,479
4,000	Hyland Software, Inc., LIBOR 1M + 7.000%(1)	(CCC, Caa1)	07/07/25	9.302	4,028,000
19,361	Infor (U.S.), Inc., LIBOR 3M + 2.750%(1)	(B, B1)	02/01/22	5.136	19,315,386
9,797	Infor (U.S.), Inc., EURIBOR 3M + 2.250%(1),(2)	(B, B1)	02/01/22	3.250	11,149,823
17,544	Kronos, Inc., LIBOR 3M + 3.000%(1)	(B, B2)	11/01/23	5.343	17,594,452
7,580	Kronos, Inc., LIBOR 3M + 8.250%(1)	(CCC, Caa2)	11/01/24	10.593	7,715,333
14,807	MA FinanceCo. LLC, LIBOR 1M + 2.250%(1)	(BB-, B1)	11/19/21	4.552	14,729,644
2,470	MA FinanceCo. LLC, LIBOR 1M + 2.500%(1)	(BB-, B1)	06/21/24	4.802	2,467,157
4,705	Misys Europe S.A., EURIBOR 3M + 3.250%(1),(2)	(B-, B2)	06/13/24	4.250	5,386,786
2,948	Mitchell International, Inc., LIBOR 1M + 3.250%(1)	(B-, B2)	11/29/24	5.552	2,940,085
1,778	Mitchell International, Inc., LIBOR 1M + 7.250%(1)	(CCC, Caa2)	12/01/25	9.552	1,789,165
13,829	Project Alpha Intermediate Holding, Inc., LIBOR 3M + 3.500%(1)	(B-, B3)	04/26/24	5.940	13,794,653
18,278	Solera LLC, LIBOR 1M + 2.750%(1)	(B, Ba3)	03/03/23	5.052	18,285,335
10,021	SS&C Technologies Holdings Europe Sarl, LIBOR 1M + 2.250%(1)	(BB, Ba3)	04/16/25	4.552	9,983,000
5,268	SS&C Technologies, Inc., LIBOR 1M + 2.250%(1)	(BB, Ba3)	07/08/22	4.552	5,269,877
25,855	SS&C Technologies, Inc., LIBOR 1M + 2.250%(1)	(BB, Ba3)	04/16/25	4.552	25,755,935
10,867	Verint Systems, Inc., LIBOR 1M + 2.000%(1)	(BBB-, Ba2)	06/28/24	4.274	10,899,129
1,685	Wall Street Systems Delaware, Inc., EURIBOR 3M + 3.000%(1),(2)	(B, B2)	11/21/24	4.000	1,931,211
2,177	Wall Street Systems Delaware, Inc., LIBOR 3M + 3.000%(1)	(B, B2)	11/21/24	5.386	2,171,555
					387,742,546
Specialty Retail (0.1%)
2,881	Boing U.S. Holdco, Inc., LIBOR 3M + 7.500%(1),(4)	(CCC+, Caa1)	10/03/25	9.843	2,881,000
2,543	Mister Car Wash Holdings, Inc., LIBOR 2M + 3.250%(1)	(B-, B1)	08/20/21	5.544	2,557,176
					5,438,176
Steel Producers/Products (1.1%)
24,839	Atkore International, Inc., LIBOR 3M + 2.750%(1)	(BB-, B2)	12/22/23	5.140	24,885,228
22,100	Zekelman Industries, Inc., LIBOR 3M + 2.250%(1)	(BB-, B1)	06/14/21	4.623	22,093,394
					46,978,622
Support - Services (5.4%)
14,800	Allied Universal Holdco LLC, LIBOR 3M + 3.750%(1)	(B-, B2)	07/28/22	6.136	14,702,938
9,991	ASGN, Inc., LIBOR 1M + 2.000%(1)	(BB, Ba2)	04/02/25	4.302	10,023,576
6,048	Belron Finance U.S. LLC, LIBOR 3M + 2.250%(1)	(BB, Ba3)	11/07/24	4.593	6,072,310
28,704	Brand Energy & Infrastructure Services, Inc., LIBOR 3M + 4.250%(1)	(B, B3)	06/21/24	6.732	28,869,574
33,128	Change Healthcare Holdings LLC, LIBOR 1M + 2.750%(1)	(B+, Ba3)	03/01/24	5.052	33,129,682
14,297	Geo Group, Inc. (The), LIBOR 1M + 2.000%(1)	(BB+, Ba3)	03/22/24	4.310	14,264,646

See Accompanying Notes to Financial Statements.
19

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2018

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Support - Services
$5,000	MSX International, Inc., EURIBOR 3M + 4.750%(1),(2)	(NR, B2)	01/06/24	4.750	$5,723,939
2,953	Pike Corp., LIBOR 1M + 3.500%(1)	(B, B2)	03/23/25	5.810	2,974,250
13,663	PODS LLC, LIBOR 3M + 2.750%(1)	(B+, B2)	12/06/24	5.034	13,598,737
6,355	Sabre GLBL, Inc., LIBOR 1M + 2.000%(1)	(BB, Ba2)	02/22/24	4.302	6,360,736
14,347	SAI Global Ltd., LIBOR 1M + 4.500%(1)	(CCC+, B3)	12/20/23	5.500	13,468,395
28,341	Sedgwick Claims Management Services, Inc., LIBOR 1M + 2.750%(1)	(B, B2)	03/01/21	5.052	28,369,620
12,675	Sedgwick Claims Management Services, Inc., LIBOR 3M + 5.750%(1)	(CCC+, Caa2)	02/28/22	8.054	12,710,680
1,929	Sprint Industrial Holdings LLC, LIBOR 3M + 5.750%(1),(3),(4)	(CCC+, Caa1)	05/14/19	8.136	1,875,712
2,837	Sprint Industrial Holdings LLC, LIBOR 3M + 12.250%(1),(3),(4)	(CC, Caa3)	11/14/19	13.500	978,675
5,985	Tradesmen International, Inc., LIBOR 1M + 4.500%(1),(4)	(B, B2)	02/16/24	6.794	6,007,253
8,641	Trans Union LLC, LIBOR 1M + 2.000%(1)	(BB+, Ba2)	04/10/23	4.302	8,639,694
3,464	United Rentals, Inc., LIBOR 1M + 1.750%(1)	(BBB-, Baa3)	10/31/25	4.052	3,481,597
6,717	USS Ultimate Holdings, Inc., LIBOR 1M + 7.750%(1)	(CCC+, Caa2)	08/25/25	10.052	6,742,361
4,426	Worldpay LLC, LIBOR 1M + 1.500%(1)	(BBB-, Ba2)	01/16/23	3.780	4,421,049
					222,415,424
Tech Hardware & Equipment (0.6%)
18,988	CDW LLC, LIBOR 1M + 1.750%(1)	(BBB-, Ba1)	08/17/23	4.060	19,047,111
7,525	Western Digital Corp., LIBOR 1M + 1.750%(1)	(BBB-, Baa2)	04/29/23	4.044	7,492,105
					26,539,216
Telecom - Wireless (1.4%)
24,470	SBA Senior Finance II LLC, LIBOR 1M + 2.000%(1)	(BB+, B1)	04/11/25	4.310	24,449,159
34,878	Sprint Communications, Inc., LIBOR 1M + 2.500%(1)	(BB-, Ba2)	02/02/24	4.813	34,905,556
					59,354,715
Telecom - Wireline Integrated & Services (2.2%)
20,818	CenturyLink, Inc., LIBOR 1M + 2.750%(1)	(BBB-, Ba3)	01/31/25	5.052	20,622,522
4,020	Ciena Corp., LIBOR 1M + 2.000%(1)	(BB, Ba1)	09/26/25	4.280	4,030,923
31,780	Level 3 Financing, Inc., LIBOR 1M + 2.250%(1)	(BBB-, Ba1)	02/22/24	4.530	31,842,130
6,969	MTN Infrastructure TopCo, Inc., LIBOR 1M + 3.000%(1)	(B, B2)	11/15/24	5.302	6,986,162
26,318	Zayo Group LLC, LIBOR 1M + 2.250%(1)	(BB, Ba2)	01/19/24	4.552	26,383,775
2,687	Zayo Group LLC, LIBOR 3M + 2.000%(1)	(BB, Ba2)	01/19/21	4.302	2,691,580
					92,557,092

See Accompanying Notes to Financial Statements.
20

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2018

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Theaters & Entertainment (1.6%)
$10,580	Metro-Goldwyn-Mayer, Inc., LIBOR 1M + 4.500%(1)	(B-, B2)	07/03/26	6.810	$10,615,971
9,443	NAI Entertainment Holdings LLC, LIBOR 1M + 2.500%(1)	(BB, B1)	05/08/25	4.810	9,443,364
324	NEG Holdings LLC, LIBOR 3M + 8.000%(1),(3),(4),(7)	(B-, B3)	10/17/22	10.386	302,127
7,000	Technicolor S.A., EURIBOR 3M + 3.000%(1),(2),(4)	(B+, B1)	12/06/23	3.000	7,594,264
2,933	Technicolor S.A., LIBOR 3M + 2.750%(1)	(B+, B1)	12/06/23	5.067	2,793,206
6,500	Technicolor S.A., EURIBOR 3M + 3.500%(1),(2)	(B+, B1)	12/06/23	3.500	7,010,390
27,840	William Morris Endeavor Entertainment LLC, LIBOR 2M + 2.750%(1)	(B, B2)	05/18/25	5.280	27,840,125
					65,599,447
Transport Infrastructure/Services (0.2%)
7,096	AI Mistral Holdco Ltd., LIBOR 1M + 3.000%(1)	(B, B1)	03/09/24	5.302	7,067,060
Trucking & Delivery (0.6%)
11,100	Navios Maritime Partners LP, LIBOR 3M + 5.000%(1)	(BB-, B3)	09/14/20	7.340	11,127,764
13,706	XPO Logistics, Inc., LIBOR 3M + 2.000%(1)	(BBB-, Baa3)	02/24/25	4.509	13,753,796
					24,881,560
TOTAL BANK LOANS (Cost $3,385,261,097)					3,363,278,302
CORPORATE BONDS (8.7%)
Auto Parts & Equipment (0.1%)
6,250	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.81)(10)	(B+, B1)	11/15/26	5.625	5,937,500
Brokerage (0.2%)
1,800	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 12/03/18 @ 103.44)(10)	(B+, B1)	04/15/22	6.875	1,813,500
5,000	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 12/03/18 @ 103.75)(10)	(B+, B1)	04/15/21	7.500	5,050,000
3,500	LPL Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 104.31)(10)	(BB-, B2)	09/15/25	5.750	3,408,125
					10,271,625
Building Materials (0.8%)
2,000	American Builders & Contractors Supply Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/18 @ 104.31)(10)	(B+, B3)	12/15/23	5.750	1,980,000
23,250	Omnimax International, Inc., Rule 144A, Senior Secured Notes (Callable 11/16/18 @ 104.50)(10)	(B-, Caa1)	08/15/20	12.000	24,150,938

See Accompanying Notes to Financial Statements.
21

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2018

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Building Materials
$5,635	PriSo Acquisition Corp., Rule 144A, Senior Unsecured Notes (Callable 12/03/18 @ 104.50)(10)	(CCC+, Caa1)	05/15/23	9.000	$5,797,006
1,496	U.S. Concrete, Inc., Global Company Guaranteed Notes (Callable 06/01/19 @ 104.78)	(BB-, B3)	06/01/24	6.375	1,400,630
					33,328,574
Cable & Satellite TV (0.9%)
4,000	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 103.75)(10)	(B+, B1)	05/15/26	7.500	3,770,000
755	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 12/03/18 @ 104.97)(10)	(B+, B1)	02/15/23	6.625	749,186
5,000	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 103.69)(10)	(B, B1)	05/01/26	7.375	4,804,700
3,200	Altice U.S. Finance I Corp., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 102.75)(10)	(BB, Ba3)	05/15/26	5.500	3,124,992
1,900	Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/20 @ 103.44)(10)	(BB-, Ba3)	02/15/25	6.875	1,935,625
2,500	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.69)(10)	(BB-, Ba2)	02/01/28	5.375	2,362,500
1,000	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 103.31)(10)	(BB-, Ba2)	10/15/25	6.625	1,050,000
1,008	CSC Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 105.44)(10)	(B-, B2)	10/15/25	10.875	1,165,500
7,250	Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 12/03/18 @ 105.16)(10)	(B, B3)	08/15/23	6.875	7,594,375
7,800	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75)(10)	(BB-, Ba3)	03/01/28	5.500	7,273,500
2,730	Ziggo B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(10)	(BB-, B1)	01/15/27	5.500	2,511,600
					36,341,978

See Accompanying Notes to Financial Statements.
22

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2018

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Chemicals (0.2%)
$4,500	Alpha 2 B.V., 8.75% Cash, 9.50% PIK, Rule 144A, Senior Unsecured Notes (Callable 06/01/19 @ 102.00)(10),(11)	(CCC+, Caa1)	06/01/23	8.750	$4,505,625
2,500	Kronos International, Inc., Reg S, Senior Secured Notes (Callable 09/15/20 @ 102.81)(2),(12)	(BB-, B2)	09/15/25	3.750	2,615,999
1,750	Nufarm Americas, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/30/21 @ 102.88)(10)	(BB-, B1)	04/30/26	5.750	1,642,812
					8,764,436
Electronics (0.3%)
7,300	Entegris, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/10/20 @ 103.47)(10)	(BB, Ba2)	02/10/26	4.625	6,818,638
4,750	Sensata Technologies B.V., Rule 144A, Company Guaranteed Notes(10)	(BB+, Ba3)	10/01/25	5.000	4,607,500
					11,426,138
Energy - Exploration & Production (0.3%)
11,000	W&T Offshore, Inc., Rule 144A, Secured Notes (Callable 11/01/20 @ 104.88)(10)	(B, B3)	11/01/23	9.750	10,672,200
Food - Wholesale (0.1%)
3,950	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/19 @ 102.94)(10)	(BB, B2)	06/15/24	5.875	3,930,250
Health Services (0.4%)
14,906	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/19 @ 103.84)(10)	(BB-, Ba2)	10/01/24	5.125	14,402,923
2,000	Sotera Health Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 12/03/18 @ 104.88)(10)	(CCC+, Caa1)	05/15/23	6.500	1,960,000
					16,362,923
Insurance Brokerage (0.2%)
5,000	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/20 @ 103.50)(10)	(CCC+, Caa2)	11/15/25	7.000	4,487,500
2,000	HUB International Ltd., Rule 144A, Senior Unsecured Notes (Callable 05/01/21 @ 103.50)(10)	(CCC+, Caa2)	05/01/26	7.000	1,957,000
					6,444,500

See Accompanying Notes to Financial Statements.
23

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2018

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Investments & Misc. Financial Services (0.1%)
$2,500	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 05/01/21 @ 104.00)(10)	(B-, B3)	05/01/26	8.000	$2,562,500
Media - Diversified (0.1%)
2,000	National CineMedia LLC, Global Senior Secured Notes (Callable 12/03/18 @ 102.00)	(B+, Ba3)	04/15/22	6.000	2,030,000
1,000	National CineMedia LLC, Global Senior Unsecured Notes (Callable 08/15/21 @ 102.88)	(B-, B3)	08/15/26	5.750	950,000
					2,980,000
Media Content (0.2%)
3,500	EMI Music Publishing Group North America Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/19 @ 105.72)(10)	(B, B3)	06/15/24	7.625	3,766,875
2,500	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 08/01/19 @ 102.50)(10)	(B+, Ba3)	08/01/23	5.000	2,478,125
4,000	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 11/01/19 @ 103.66)(10)	(B+, Ba3)	11/01/24	4.875	3,920,000
					10,165,000
Medical Products (0.0%)
1,000	Sotera Health Topco, Inc., 8.125% Cash, 8.875% PIK, Rule 144A, Senior Unsecured Notes (Callable 12/03/18 @ 101.00)(10),(11)	(CCC+, Caa2)	11/01/21	8.125	985,000
Metals & Mining - Excluding Steel (0.7%)
4,750	Cleveland-Cliffs, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/21 @ 102.44)(10)	(BB-, Ba2)	01/15/24	4.875	4,548,125
11,665	Kaiser Aluminum Corp., Global Company Guaranteed Notes (Callable 05/15/19 @ 104.41)	(BB+, Ba3)	05/15/24	5.875	11,708,744
2,100	Noranda Aluminum Acquisition Corp., Global Senior Unsecured Notes (Callable 12/10/18 @ 100.00)(4),(7)	(NR, NR)	06/01/19	11.000	—
10,820	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 06/15/19 @ 104.38)(10)	(B, B3)	06/15/22	8.750	10,684,750
					26,941,619
See Accompanying Notes to Financial Statements.
24

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2018

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Oil Field Equipment & Services (0.3%)
$5,600	FTS International, Inc., Global Senior Secured Notes (Callable 12/03/18 @ 103.13)	(B, B3)	05/01/22	6.250	$5,348,000
5,250	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 12/03/18 @ 103.06)	(CCC, Caa2)	03/15/22	6.125	4,501,875
3,000	Shelf Drilling Holdings Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/21 @ 106.19)(10)	(B-, B2)	02/15/25	8.250	3,018,750
					12,868,625
Oil Refining & Marketing (0.2%)
7,522	Coffeyville Finance, Inc., Global Company Guaranteed Notes (Callable 12/03/18 @ 102.17)	(BB-, B1)	11/01/22	6.500	7,606,623
Packaging (0.8%)
1,600	Ardagh Holdings U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/20 @ 104.50)(10)	(B, B3)	02/15/25	6.000	1,504,000
17,000	Ardagh Holdings U.S.A., Inc., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 102.31)(10)	(BB, Ba3)	05/15/23	4.625	16,575,000
1,900	Flex Acquisition Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/20 @ 103.44)(10)	(CCC+, Caa1)	01/15/25	6.875	1,786,000
2,200	Owens-Brockway Glass Container, Inc., Rule 144A, Company Guaranteed Notes(10)	(BB-, B1)	08/15/23	5.875	2,200,000
10,275	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 102.44)(10)	(BB-, Ba3)	10/15/25	4.875	9,732,531
					31,797,531
Personal & Household Products (0.0%)
1,004	Mattel, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/20 @ 105.06)(10)	(BB-, B1)	12/31/25	6.750	963,840
Pharmaceuticals (0.5%)
1,000	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/22 @ 104.63)(10)	(B-, B3)	04/01/26	9.250	1,051,250
1,170	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 12/03/18 @ 102.94)(10)	(B-, B3)	05/15/23	5.875	1,120,275

See Accompanying Notes to Financial Statements.
25

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2018

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Pharmaceuticals
$5,000	Bausch Health Cos., Inc., Rule 144A, Senior Secured Notes (Callable 03/15/19 @ 103.25)(10)	(BB-, Ba2)	03/15/22	6.500	$5,187,500
3,000	Bausch Health Cos., Inc., Rule 144A, Senior Secured Notes (Callable 11/01/20 @ 102.75)(10)	(BB-, Ba2)	11/01/25	5.500	2,951,250
11,204	Owens & Minor, Inc., Global Company Guaranteed Notes (Callable 09/15/24 @ 100.00)	(BB, B1)	12/15/24	4.375	9,509,395
					19,819,670
Real Estate Investment Trusts (0.4%)
3,850	iStar, Inc., Senior Unsecured Notes (Callable 06/15/20 @ 100.00)	(BB-, B1)	09/15/20	4.625	3,830,750
5,000	iStar, Inc., Senior Unsecured Notes (Callable 09/15/19 @ 102.63)	(BB-, B1)	09/15/22	5.250	4,850,000
4,938	iStar, Inc., Senior Unsecured Notes (Callable 12/03/18 @ 100.00)	(BB-, B1)	07/01/19	5.000	4,944,173
1,000	iStar, Inc., Senior Unsecured Notes (Callable 12/03/18 @ 103.25)	(BB-, B1)	07/01/21	6.500	1,012,500
					14,637,423
Recreation & Travel (0.4%)
4,000	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(10)	(BB-, B2)	04/15/27	5.500	3,805,000
11,728	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 07/31/19 @ 103.66)(10)	(BB-, B2)	07/31/24	4.875	11,112,280
					14,917,280
Software - Services (0.5%)
10,845	CDK Global, Inc., Global Senior Unsecured Notes (Callable 06/01/22 @ 102.44)	(BB+, Ba1)	06/01/27	4.875	10,207,856
2,295	Epicor Software Corp., Rule 144A, Secured Notes (Callable 12/03/18 @ 102.00), LIBOR 3M + 7.250%(1),(4),(7),(10)	(NR, NR)	06/30/23	9.650	2,317,950
5,500	First Data Corp., Rule 144A, Secured Notes (Callable 01/15/19 @ 102.88)(10)	(B+, B2)	01/15/24	5.750	5,555,000
3,487	Solera Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/19 @ 107.88)(10)	(CCC+, Caa1)	03/01/24	10.500	3,800,935
					21,881,741

See Accompanying Notes to Financial Statements.
26

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2018

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Specialty Retail (0.1%)
$3,500	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 05/15/21 @ 102.75)	(B+, Ba3)	05/15/26	5.500	$3,342,500
1,000	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 12/01/19 @ 102.69)	(B+, Ba3)	12/01/24	5.375	976,250
					4,318,750
Support - Services (0.4%)
6,325	Avison Young Canada, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/19 @ 104.75)(10)	(B, B3)	12/15/21	9.500	6,641,250
2,417	IHS Markit Ltd., Rule 144A, Company Guaranteed Notes (Callable 08/01/22 @ 100.00)(10)	(BBB-, Ba1)	11/01/22	5.000	2,479,358
4,285	Sotheby's, Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 103.66)(10)	(BB-, Ba3)	12/15/25	4.875	3,979,694
3,000	URS Fox U.S. LP, Global Company Guaranteed Notes (Callable 01/01/22 @ 100.00)	(B+, NR)	04/01/22	5.000	2,992,500
1,900	WeWork Cos., Inc., Rule 144A, Company Guaranteed Notes(10),(13)	(B+, NR)	05/01/25	7.875	1,752,750
					17,845,552
Tech Hardware & Equipment (0.1%)
3,000	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 102.50)(10)	(BB-, Ba3)	03/15/27	5.000	2,685,510
Telecom - Wireless (0.1%)
2,000	Sprint Spectrum Co. II LLC, Rule 144A, Senior Secured Notes(10)	(NR, Baa2)	03/20/28	5.152	2,005,000
2,000	T-Mobile U.S.A., Inc., Company Guaranteed Notes (Callable 04/15/19 @ 104.50)	(BB+, Ba2)	04/15/24	6.000	2,055,000
					4,060,000
Telecom - Wireline Integrated & Services (0.2%)
7,000	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/19 @ 105.91)(10),(13)	(CCC+, Caa1)	12/31/24	7.875	6,615,000
1,800	QTS Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 11/15/20 @ 103.56)(10)	(BB, B1)	11/15/25	4.750	1,687,500
					8,302,500

See Accompanying Notes to Financial Statements.
27

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2018

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Theaters & Entertainment (0.1%)
$775	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 05/15/22 @ 103.06)(13)	(B-, B3)	05/15/27	6.125	$713,000
3,800	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 11/15/21 @ 102.94)(13)	(B-, B3)	11/15/26	5.875	3,496,000
1,000	Carmike Cinemas, Inc., Rule 144A, Secured Notes (Callable 12/03/18 @ 104.50)(10)	(BB-, Ba2)	06/15/23	6.000	1,015,000
					5,224,000
TOTAL CORPORATE BONDS (Cost $361,557,696)					354,043,288
ASSET BACKED SECURITIES (4.7%)
Collateralized Debt Obligations (4.7%)
3,500	ALM V Ltd., 2012-5A, Rule 144A, LIBOR 3M + 5.250%(1),(10)	(NR, Ba3)	10/18/27	7.695	3,503,583
5,000	Ares XXXVIII CLO Ltd., 2015-38A, Rule 144A, LIBOR 3M + 5.050%(1),(10)	(NR, Ba3)	04/20/30	7.519	4,875,415
2,000	Atlas Senior Loan Fund III Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.000%(1),(10)	(BB-, NR)	11/17/27	8.312	2,001,086
5,000	Atlas Senior Loan Fund V Ltd., Rule 144A, LIBOR 3M + 2.600%(1),(10)	(A, NR)	07/16/29	5.036	5,015,846
2,150	Barings CLO Ltd., 2018-3A, Rule 144A, LIBOR 3M + 2.900%(1),(10)	(BBB-, NR)	07/20/29	5.369	2,145,081
3,750	Battalion CLO VII Ltd., 2014-7A, Rule 144A, LIBOR 3M + 1.040%(1),(10)	(NR, Aaa)	07/17/28	3.489	3,751,270
2,100	BlueMountain CLO Ltd., 2015-3A, Rule 144A, LIBOR 3M + 5.400%(1),(10)	(BB-, NR)	04/20/31	7.869	2,089,319
2,900	Bowman Park CLO Ltd., 2014-1A, Rule 144A, LIBOR 3M + 5.400%(1),(10)	(BB-, NR)	11/23/25	7.710	2,900,326
4,487	Capital Automotive LLC, 2017-1A, Rule 144A(10)	(A+, NR)	04/15/47	3.870	4,445,212
2,709	Capital Automotive LLC, 2017-1A, Rule 144A(10)	(A+, NR)	04/15/47	4.180	2,673,004
750	Carlyle Global Market Strategies CLO Ltd., 2014-3RA, Rule 144A, LIBOR 3M + 5.400%(1),(10)	(BB-, NR)	07/27/31	7.488	746,046
1,850	Carlyle Global Market Strategies CLO Ltd., 2015-2A, Rule 144A, LIBOR 3M + 6.150%(1),(10)	(NR, B1)	04/27/27	8.659	1,827,426
2,000	Carlyle U.S. CLO Ltd., 2017-2A, Rule 144A(1),(3),(6),(10),(14)	(NR, NR)	07/20/31	0.000	1,793,828
4,500	Cent CLO 21 Ltd., 2014-21A, Rule 144A, LIBOR 3M + 2.350%(1),(10)	(A, NR)	07/27/30	4.859	4,494,780
3,000	CIFC Funding Ltd., 2013-3RA, Rule 144A, LIBOR 3M + 5.900%(1),(10)	(NR, Ba3)	04/24/31	8.250	2,995,236
2,625	CIFC Funding Ltd., 2014-1A, Rule 144A, LIBOR 3M + 5.850%(1),(10)	(BB-, NR)	01/18/31	8.295	2,586,077
1,750	CIFC Funding Ltd., 2014-3A, Rule 144A, LIBOR 3M + 2.350%(1),(10)	(A, NR)	10/22/31	4.819	1,754,373

See Accompanying Notes to Financial Statements.
28

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2018

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations
$5,000	Crown Point CLO Ltd., 2018-4A, Rule 144A, LIBOR 3M + 2.750%(1),(10)	(NR, Baa3)	04/20/31	5.219	$4,965,475
2,000	Dryden 33 Senior Loan Fund, 2014-33A, Rule 144A, LIBOR 3M + 4.350%(1),(10)	(BBB, NR)	10/15/28	6.786	2,006,081
5,250	Dryden 55 CLO Ltd., 2018-55A, Rule 144A, LIBOR 3M + 2.850%(1),(10)	(BBB-, NR)	04/15/31	5.286	5,212,930
1,000	Elevation CLO Ltd., 2014-2A, Rule 144A, LIBOR 3M + 3.200%(1),(10)	(NR, Baa3)	10/15/29	5.636	1,002,997
1,970	FOCUS Brands Funding LLC, 2017-1A, Rule 144A(10)	(BBB, NR)	04/30/47	3.857	1,979,792
8,126	FOCUS Brands Funding LLC, 2017-1A, Rule 144A(10)	(BBB, NR)	04/30/47	5.093	8,249,173
5,000	Galaxy CLO XVIII Ltd., 2018 28A, Rule 144A, LIBOR 3M + 3.000%(1),(10)	(BBB-, NR)	07/15/31	5.339	4,947,420
5,500	Gallatin CLO IX 2018-1 Ltd., 2018-1A, Rule 144A, LIBOR 3M + 1.050%(1),(10)	(NR, Aaa)	01/21/28	3.485	5,502,996
3,250	Goldentree Loan Opportunities XI Ltd., 2015-11A, Rule 144A, LIBOR 3M + 5.400%(1),(10)	(NR, Ba3)	01/18/31	7.845	3,217,825
1,250	Greywolf CLO III Ltd., 2018-3RA, Rule 144A, LIBOR 3M + 2.250%(1),(10)	(A, NR)	10/22/28	4.719	1,253,109
2,125	Greywolf CLO III Ltd., 2018-3RA, Rule 144A, LIBOR 3M + 3.150%(1),(10)	(BBB-, NR)	10/22/28	5.619	2,135,576
3,000	Greywolf CLO III Ltd., 2018-3RA, Rule 144A, LIBOR 3M + 5.500%(1),(10)	(BB-, NR)	10/22/28	7.969	3,015,513
4,750	Greywolf CLO IV Ltd., 2014-2A, Rule 144A, LIBOR 3M + 2.350%(1),(10)	(A, NR)	01/17/27	4.799	4,754,997
2,450	Greywolf CLO IV Ltd., 2014-2A, Rule 144A, LIBOR 3M + 5.600%(1),(10)	(BB, NR)	01/17/27	8.049	2,452,190
6,000	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 2.000%(1),(10)	(A, NR)	01/27/31	4.490	5,966,808
3,950	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 3.000%(1),(10)	(BBB-, NR)	01/27/31	5.490	3,955,813
3,350	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 5.850%(1),(10)	(BB-, NR)	01/27/31	8.340	3,317,059
2,250	Greywolf CLO VI Ltd., 2018-1A, Rule 144A, LIBOR 3M + 5.750%(1),(10)	(BB-, NR)	04/26/31	8.258	2,210,348
3,000	Highbridge Loan Management 12-2018 Ltd., 12A-18, Rule 144A, LIBOR 3M + 1.850%(1),(10)	(A, NR)	07/18/31	4.222	2,986,122
4,500	Highbridge Loan Management Ltd., 7A-2015, Rule 144A, LIBOR 3M + 1.700%(1),(10)	(A, NR)	03/15/27	4.014	4,481,762
2,500	KKR CLO Ltd., 20E, Rule 144A, LIBOR 3M + 5.500%(1),(10)	(NR, Ba3)	10/16/30	7.936	2,463,628
6,000	KKR CLO Ltd.,13ER, Rule 144A, LIBOR 3M + 4.950%(1),(10)	(NR, Ba3)	01/16/28	7.386	5,833,638
3,250	KKR Financial CLO Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.080%(1),(10)	(NR, Ba3)	04/15/29	8.516	3,257,097

See Accompanying Notes to Financial Statements.
29

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2018

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations
$2,250	Octagon Investment Partners 26 Ltd., 2016-1A, Rule 144A, LIBOR 3M + 2.850%(1),(10)	(BBB-, NR)	07/15/30	5.286	$2,230,610
3,750	Rockford Tower CLO Ltd., 2017-1A, Rule 144A, LIBOR 3M + 2.550%(1),(10)	(NR, A2)	04/15/29	4.986	3,769,503
3,500	Shackleton CLO Ltd., 2014-6RA, Rule 144A, LIBOR 3M + 2.970%(1),(10)	(NR, Baa3)	07/17/28	5.306	3,478,356
2,500	Silver Creek CLO Ltd., 2014-1A, Rule 144A, LIBOR 3M + 2.300%(1),(10)	(NR, A2)	07/20/30	4.769	2,507,054
4,750	Venture 31 CLO Ltd., 2018-31A, Rule 144A, LIBOR 3M + 2.820%(1),(10)	(NR, Baa3)	04/20/31	5.289	4,717,006
3,000	Venture 35 CLO Ltd., 2018-35A, Rule 144A, LIBOR 3M + 3.500%(1),(10),(14)	(NR, Baa3)	10/22/31	0.000	3,000,000
3,000	Venture CLO Ltd., 2017-28AA, Rule 144A, LIBOR 3M + 2.400%(1),(10)	(NR, A2)	10/20/29	4.869	3,006,865
3,000	Venture XIII CLO Ltd., 2013-13A, Rule 144A, LIBOR 3M + 3.300%(1),(10)	(NR, Baa2)	09/10/29	5.627	3,010,569
6,000	Venture XVII CLO Ltd., 2014-17A, Rule 144A, LIBOR 3M + 2.820%(1),(10)	(NR, Baa3)	04/15/27	5.256	5,979,786
4,500	Venture XX CLO Ltd., 2015-20A, Rule 144A, LIBOR 3M + 1.900%(1),(10)	(A, NR)	04/15/27	4.336	4,503,501
2,000	Vibrant CLO IV Ltd., 2016-4A, Rule 144A, LIBOR 3M + 6.750%(1),(10)	(NR, Ba3)	07/20/28	9.219	2,012,401
2,150	Vibrant CLO V Ltd., 2016-5A, Rule 144A, LIBOR 3M + 7.000%(1),(10)	(NR, Ba3)	01/20/29	9.469	2,187,908
4,500	Vibrant CLO VI Ltd., 2017-6A, Rule 144A, LIBOR 3M + 2.600%(1),(10)	(NR, A2)	06/20/29	4.938	4,521,933
2,500	Vibrant CLO VI Ltd., 2017-6A, Rule 144A, LIBOR 3M + 3.900%(1),(10)	(NR, Baa3)	06/20/29	6.238	2,511,997
1,500	Vibrant Clo VI Ltd., 2017-6A, Rule 144A, LIBOR 3M + 5.750%(1),(10)	(NR, Ba3)	06/20/29	8.088	1,500,155
3,000	Voya CLO Ltd., 2014-4A, Rule 144A, LIBOR 3M + 3.350%(1),(10)	(BBB-, NR)	07/14/31	5.786	3,013,120
3,000	Voya CLO Ltd., 2017-1A, Rule 144A(1),(3),(6),(10),(14)	(NR, NR)	04/17/30	0.000	2,286,489
1,489	Wendys Funding LLC, 2018-1A, Rule 144A(10)	(BBB, NR)	03/15/48	3.573	1,436,644
2,481	Wendys Funding LLC, 2018-1A, Rule 144A(10)	(BBB, NR)	03/15/48	3.884	2,374,556
TOTAL ASSET BACKED SECURITIES (Cost $193,740,807)					192,814,710
Number of Shares
COMMON STOCKS (0.2%)
Auto Parts & Equipment (0.1%)
134,659	UCI International, Inc.(3),(4),(7),(15)				2,827,839
Building & Construction (0.0%)
6	White Forest Resources, Inc.(3),(4),(7),(15)				19

See Accompanying Notes to Financial Statements.
30

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2018

Number of Shares		Value
COMMON STOCKS (continued)
Chemicals (0.0%)
9,785	Huntsman Corp.(3)	$214,096
Energy - Exploration & Production (0.1%)
764,616	PES Energy, Inc.(4),(15)	5,352,312
Health Services (0.0%)
268,452	Valitas Health Services, Inc.(4),(7)	26,845
Printing & Publishing (0.0%)
708	F & W Media, Inc.(3),(4),(7)	71
Support - Services (0.0%)
779	Sprint Industrial Holdings LLC, Class G(4),(7),(15)	8
71	Sprint Industrial Holdings LLC, Class H(4),(7),(15)	1
172	Sprint Industrial Holdings LLC, Class I(4),(7),(15)	1
		10
Theaters & Entertainment (0.0%)
40	NEG Holdings LLC, Litigation Trust Units(3),(4),(7),(15)	40
TOTAL COMMON STOCKS (Cost $9,870,158)		8,421,232
SHORT-TERM INVESTMENT (0.3%)
12,583,625	State Street Navigator Securities Lending Government Money Market Portfolio, 2.22%(16) (Cost $12,583,625)	12,583,625
TOTAL INVESTMENTS AT VALUE (95.7%) (Cost $3,963,013,383)		3,931,141,157
OTHER ASSETS IN EXCESS OF LIABILITIES (4.3%)		180,213,973
NET ASSETS (100.0%)		$4,111,355,130

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Variable rate obligation — The interest rate shown is the rate in effect as of October 31, 2018.

(2)  This security is denominated in Euro.

(3)  Illiquid security (unaudited).

(4)  Security is valued using significant unobservable inputs.

(5)  This security is denominated in British Pound.

(6)  The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of October 31, 2018.

(7)  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

(8)  Bond is currently in default.

(9)  All or a portion is an unfunded loan commitment (See note 2-I).

See Accompanying Notes to Financial Statements.
31

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2018

(10)  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2018, these securities amounted to a value of $462,766,203 or 11.3% of net assets.

(11)  PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

(12)  REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(13)  Security or portion thereof is out on loan (See note 2-J).

(14)  Zero-coupon security.

(15)  Non-income producing security.

(16)  Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at October 31, 2018.

INVESTMENT ABBREVIATIONS

1M = 1 Month

1W = 1 Week

2M = 2 Month

3M = 3 Month

6M = 6 Month

EURIBOR = Euro Interbank Offered Rate

LIBOR = London Interbank Offered Rate

NR = Not Rated

Sarl - société à responsabilité limitée

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Net Unrealized Appreciation (Depreciation)
USD	225,900,185	EUR	189,816,521	10/11/19	Morgan Stanley	$(225,900,185)	$(222,001,503)	$3,898,682
USD	84,480,441	GBP	62,863,317	10/11/19	Morgan Stanley	(84,480,441)	(81,767,649)	2,712,792
								$6,611,474

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

See Accompanying Notes to Financial Statements.
32

Credit Suisse Floating Rate High Income Fund
Statement of Assets and Liabilities
October 31, 2018

Assets
Investments at value, including collateral for securities on loan of $12,583,625 (Cost $3,963,013,383) (Note 2)	$3,931,141,157[1]
Cash	269,973,500
Foreign currency at value (Cost $27,686,613)	26,792,925
Receivable for investments sold	22,064,428
Interest receivable	17,519,768
Receivable for Fund shares sold	15,686,114
Unrealized appreciation on forward foreign currency contracts (Note 2)	6,611,474
Prepaid expenses and other assets	167,527
Total assets	4,289,956,893
Liabilities
Investment advisory fee payable (Note 3)	1,694,832
Administrative services fee payable (Note 3)	146,021
Shareholder servicing/Distribution fee payable (Note 3)	159,459
Payable for investments purchased	144,356,158
Payable upon return of securities loaned (Note 2)	12,583,625
Payable for Fund shares redeemed	12,339,148
Unfunded loan commitments (Note 2)	3,529,275
Dividend payable	2,379,868
Trustees' fees payable	22,609
Accrued expenses	1,390,768
Total liabilities	178,601,763
Net Assets
Capital stock, $.001 par value (Note 6)	603,523
Paid-in capital (Note 6)	4,145,046,699
Total distributable earnings (loss)	(34,295,092)
Net assets	$4,111,355,130
I Shares
Net assets	$3,704,518,937
Shares outstanding	544,131,431
Net asset value, offering price and redemption price per share	$6.81
A Shares
Net assets	$289,958,782
Shares outstanding	42,367,720
Net asset value and redemption price per share	$6.84
Maximum offering price per share (net asset value/(1-4.75%))	$7.18
C Shares
Net assets	$116,877,411
Shares outstanding	17,024,063
Net asset value and offering price per share	$6.87

1  Includes $12,244,626 of securities on loan.

See Accompanying Notes to Financial Statements.
33

Credit Suisse Floating Rate High Income Fund
Statement of Operations
For the Year Ended October 31, 2018

Investment Income
Interest	$192,137,142
Dividends	5,993
Securities lending (net of rebates)	57,240
Total investment income	192,200,375
Expenses
Investment advisory fees (Note 3)	22,948,260
Administrative services fees (Note 3)	560,774
Shareholder servicing/Distribution fees (Note 3)
Class A	698,804
Class B1	1,211
Class C	1,168,374
Transfer agent fees (Note 3)	3,420,656
Commitment fees (Note 4)	808,732
Custodian fees	788,165
Registration fees	206,103
Printing fees	185,321
Legal fees	108,885
Insurance expense	77,544
Trustees' fees	65,159
Audit and tax fees	62,620
Miscellaneous expense	45,035
Total expenses	31,145,643
Less: fees waived (Note 3)	(2,287,751)
Net expenses	28,857,892
Net investment income	163,342,483
Net Realized and Unrealized Gain (Loss) from Investments, Foreign Currency and Forward Foreign Currency Contracts
Net realized gain from investments	2,465,395
Net realized gain from foreign currency transactions	540,570
Net realized gain from forward foreign currency contracts	2,278,670
Net change in unrealized appreciation (depreciation) from investments	(49,531,048)
Net change in unrealized appreciation (depreciation) from foreign currency translations	(416,589)
Net change in unrealized appreciation (depreciation) from forward foreign currency contracts	11,507,201
Net realized and unrealized loss from investments, foreign currency and forward foreign currency contracts	(33,155,801)
Net increase in net assets resulting from operations	$130,186,682

1  The Class B shares were terminated on December 15, 2017 and are no longer offered.

See Accompanying Notes to Financial Statements.
34

Credit Suisse Floating Rate High Income Fund
Statements of Changes in Net Assets

	For the Year Ended October 31, 2018	For the Year Ended October 31, 2017
From Operations
Net investment income	$163,342,483	$131,733,364
Net realized gain (loss) from investments, foreign currency transactions and forward foreign currency contracts	5,284,635	(12,622,313)
Net change in unrealized appreciation (depreciation) from investments, foreign currency translations and forward foreign currency contracts	(38,440,436)	55,874,138
Net increase in net assets resulting from operations	130,186,682	174,985,189
From Distributions
From distributable earnings
Class I	(148,009,901)	(114,409,144)
Class A	(11,246,262)	(10,409,756)
Class B*	(3,343)	(47,250)
Class C	(3,827,480)	(3,659,108)
Return of capital
Class I shares	—	(2,668,965)
Class A shares	—	(242,841)
Class B shares	—	(1,102)
Class C shares	—	(85,361)
Net decrease in net assets resulting from distributions and return of capital	(163,086,986)	(131,523,527)[1]
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	1,638,251,437	1,622,987,334
Reinvestment of dividends	136,274,585	91,243,668
Net asset value of shares redeemed	(1,270,696,540)	(898,835,466)
Net increase in net assets from capital share transactions	503,829,482	815,395,536
Net increase in net assets	470,929,178	858,857,198
Net Assets
Beginning of year	3,640,425,952	2,781,568,754
End of year	$4,111,355,130	$3,640,425,952[2]

1  Distributions include $(114,409,144), $(10,409,756), $(47,250) and $(3,659,108) of dividends from net investment income for Class I, Class A, Class B* and Class C, respectively. Prior year information has been conformed to current year presentation.

2  Distributions in excess of net investment income as of October 31, 2017 were $(3,346,513).

*  The Class B shares were terminated on December 15, 2017 and are no longer offered.

See Accompanying Notes to Financial Statements.
35

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2018	2017	2016	2015	2014
Per share data
Net asset value, beginning of year	$6.87	$6.77	$6.72	$6.86	$6.94
INVESTMENT OPERATIONS
Net investment income[1]	0.29	0.28	0.32	0.29	0.28
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	(0.06)	0.10	0.05	(0.14)	(0.08)
Total from investment operations	0.23	0.38	0.37	0.15	0.20
REDEMPTION FEES	—	—	—	—	0.00[2]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.29)	(0.27)	(0.31)	(0.29)	(0.28)
Distributions from net realized gains	—	—	—	(0.00)[3]	—
Return of capital	—	(0.01)	(0.01)	(0.00)[3]	—
Total dividends and distributions	(0.29)	(0.28)	(0.32)	(0.29)	(0.28)
Net asset value, end of year	$6.81[4]	$6.87	$6.77	$6.72	$6.86
Total return[5]	3.45%	5.75%	5.79%	2.33%	2.94%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$3,704,519	$3,236,360	$2,438,027	$2,167,955	$1,343,741
Ratio of net expenses to average net assets	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of expenses to average net assets excluding interest expense	0.70%	0.70%	0.70%	0.70%	0.70%[6]
Ratio of net investment income to average net assets	4.29%	4.12%	4.87%	4.29%	4.04%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.06%	0.07%	0.11%	0.07%	0.07%
Portfolio turnover rate	45%	64%	48%	46%	57%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  This amount represents less than $(0.01) per share.

4  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

5  Total returns are historical and include change in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

6  Included to conform with current year presentation.

See Accompanying Notes to Financial Statements.
36

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2018	2017	2016	2015	2014
Per share data
Net asset value, beginning of year	$6.90	$6.80	$6.75	$6.89	$6.98
INVESTMENT OPERATIONS
Net investment income[1]	0.28	0.27	0.31	0.28	0.26
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	(0.06)	0.10	0.05	(0.14)	(0.09)
Total from investment operations	0.22	0.37	0.36	0.14	0.17
REDEMPTION FEES	—	—	—	—	0.00[2]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.28)	(0.26)	(0.30)	(0.28)	(0.26)
Distributions from net realized gains	—	—	—	(0.00)[3]	—
Return of capital	—	(0.01)	(0.01)	(0.00)[3]	—
Total dividends and distributions	(0.28)	(0.27)	(0.31)	(0.28)	(0.26)
Net asset value, end of year	$6.84[4]	$6.90	$6.80	$6.75	$6.89
Total return[5]	3.20%	5.48%	5.52%	2.09%	2.53%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$289,959	$284,456	$227,399	$286,805	$358,095
Ratio of net expenses to average net assets	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of expenses to average net assets excluding interest expense	0.95%	0.95%	0.95%	0.95%	0.95%[6]
Ratio of net investment income to average net assets	4.03%	3.87%	4.63%	4.06%	3.79%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.06%	0.07%	0.11%	0.07%	0.07%
Portfolio turnover rate	45%	64%	48%	46%	57%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  This amount represents less than $(0.01) per share.

4  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

5  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

6  Included to conform with current year presentation.

See Accompanying Notes to Financial Statements.
37

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2018	2017	2016	2015	2014
Per share data
Net asset value, beginning of year	$6.92	$6.82	$6.77	$6.91	$7.00
INVESTMENT OPERATIONS
Net investment income[1]	0.23	0.22	0.26	0.23	0.21
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	(0.05)	0.10	0.05	(0.14)	(0.09)
Total from investment operations	0.18	0.32	0.31	0.09	0.12
REDEMPTION FEES	—	—	—	—	0.00[2]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.23)	(0.21)	(0.25)	(0.23)	(0.21)
Distributions from net realized gains	—	—	—	(0.00)[3]	—
Return of capital	—	(0.01)	(0.01)	(0.00)[3]	—
Total dividends and distributions	(0.23)	(0.22)	(0.26)	(0.23)	(0.21)
Net asset value, end of year	$6.87[4]	$6.92	$6.82	$6.77	$6.91
Total return[5]	2.58%	4.69%	4.73%	1.33%	1.77%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$116,877	$118,654	$114,343	$134,433	$170,015
Ratio of net expenses to average net assets	1.70%	1.70%	1.70%	1.70%	1.70%
Ratio of expenses to average net assets excluding interest expense	1.70%	1.70%	1.70%	1.70%	1.70%[6]
Ratio of net investment income to average net assets	3.28%	3.13%	3.89%	3.32%	3.04%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.06%	0.07%	0.11%	0.07%	0.07%
Portfolio turnover rate	45%	64%	48%	46%	57%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  This amount represents less than $(0.01) per share.

4  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

5  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

6  Included to conform with current year presentation.

See Accompanying Notes to Financial Statements.
38

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements
October 31, 2018

Note 1. Organization

Credit Suisse Floating Rate High Income Fund (the "Fund"), a series of the Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks to provide a high level of current income and, secondarily, capital appreciation. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a CDSC of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge. Class B shares were terminated on December 15, 2017 and are no longer offered.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Board's ("FASB") Accounting Standard Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are

39

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2018

Note 2. Significant Accounting Policies (continued)

typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

40

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2018

Note 2. Significant Accounting Policies (continued)

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3  –  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2018 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Bank Loans	$—	$3,150,344,903	$212,933,399		$3,363,278,302
Corporate Bonds	—	351,725,338	2,317,950	(1)	354,043,288
Asset Backed Securities	—	192,814,710	—		192,814,710
Common Stocks	214,096	—	8,207,136		8,421,232
Short-term Investments	—	12,583,625	—		12,583,625
	$214,096	$3,707,468,576	$223,458,485		$3,931,141,157
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$6,611,474	$—		$6,611,474

*  Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

(1)  Includes zero valued securities

The following is a reconciliation of investments as of October 31, 2018 for which significant unobservable inputs were used in determining fair value. All transfers, if any, are assumed to occur at the end of the reporting period.

	Bank Loans	Corporate Bonds	Asset Backed Securities	Common Stocks	Total
Balance as of October 31, 2017	$224,726,885	$3,007,500	$7,363,213	$2,658,845	$237,756,443
Accrued discounts (premiums)	888,240	(1,382)	12,619	—	899,477
Purchases	179,449,964	2,302,648	2,035,600	6,881,544	190,669,756
Sales	(149,467,470)	(3,019,068)	(2,562,500)	—	(155,049,038)
Realized gain (loss)	415,227	8,963	47,861	—	472,051
Change in unrealized appreciation (depreciation)	(10,769,011)	19,289	(79,995)	(1,333,253)	(12,162,970)
Transfers into Level 3	44,524,690	—	—	—	44,524,690
Transfers out of Level 3	(76,835,126)	—	(6,816,798)	—	(83,651,924)
Balance as of October 31, 2018	$212,933,399	$2,317,950 (1)	$—	$8,207,136	$223,458,485 (1)

41

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2018

Note 2. Significant Accounting Policies (continued)

	Bank Loans	Corporate Bonds	Asset Backed Securities	Common Stocks	Total
Net change in unrealized appreciation (depreciation) from investments still held as of October 31, 2018	$(8,676,990)	$15,600	$—	$(1,333,252)	$(9,994,642)

(1)  Includes zero valued securities

	Quantitative Disclosure About Significant Unobservable Inputs
Asset Class	Fair Value At 10/31/2018	Valuation Technique	Unobservable Input	Range (Weighted Average per share)
Bank Loans	$302,127	Market Approach	Comparable Bond Price	N/A
	$1,267,119	Market Approach	EBITDA Multiples	N/A
	$4,558,103	Market Approach	Discount for Illiquidity and EBITDA Multiples	N/A
	$206,806,050	Vendor pricing	Single Broker Quote	$0.35 – $1.13	($0.95)
Corporate Bonds	$0	Income Approach	Expected Remaining distribution	N/A
	$2,317,950	Vendor pricing	Single Broker Quote	N/A
Common Stocks	$10	Market Approach/ Income Approach	Comparable Bond Price, Discounted Cash Flows	N/A
	$59	Market Approach	Discount for Illiquidity and EBITDA Multiples	$1.00 – $3.29	($1.30)
	$26,845	Market Approach	Enterprise Value	N/A
	$8,180,222	Vendor pricing	Single Broker Quote	$0.10 – $21.00	($9.09)

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse Asset Management LLC, the Fund's investment adviser ("Credit Suisse" or the "Adviser") considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for

42

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2018

Note 2. Significant Accounting Policies (continued)

investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

For the year ended October 31, 2018, there were no transfers between Level 1 and Level 2, but there was $44,524,690 transferred from Level 2 to Level 3 due to a lack of pricing source supported by observable inputs and $83,651,924 transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the year ended October 31, 2018, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

The following table presents the fair value and the location of derivatives within the Statement of Assets and Liabilities at October 31, 2018 and the effect of these derivatives on the Statement of Operations for the year ended October 31, 2018.

Primary Underlying Risk	Derivative Assets	Derivative Liabilities	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Foreign currency exchange rate
Forward contracts	$6,611,474	$—	$2,278,670	$11,507,201

For the year ended October 31, 2018, the Fund held an average monthly value on a net basis of $284,150,317 in forward foreign currency contracts.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered

43

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2018

Note 2. Significant Accounting Policies (continued)

into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at October 31, 2018:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Morgan Stanley	$6,611,474	$—	$—	$—	$6,611,474

(a)  Forward foreign currency contracts are included.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies, including purchases and sales of investments, and income and expenses, are translated into US dollar amounts on the date of those transactions.

Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments at the end of the period, resulting from changes in exchange rates.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Statement of Operations.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes

44

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2018

Note 2. Significant Accounting Policies (continued)

premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income").

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood

45

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2018

Note 2. Significant Accounting Policies (continued)

administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

G) CASH — The Fund's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Fund's custodian.

H) FORWARD FOREIGN CURRENCY CONTRACTS — A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund forgoes the opportunity to profit from favorable exchange rate movements during the term of the contract. The Fund's open forward currency contracts at October 31, 2018 are disclosed in the Schedule of Investments.

I) UNFUNDED LOAN COMMITMENTS — The Fund enters into certain agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded and unfunded portions of credit agreements are presented in the Schedule of Investments. As of October 31, 2018, unfunded commitments were as follows:

Borrower	Maturity	Rate	Unfunded Commitment
Bulldog Purchaser, Inc.	08/22/25	1.875	$3,529,275

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations.

46

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2018

Note 2. Significant Accounting Policies (continued)

J) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. As of October 31, 2018, the Fund had investment securities on loan with a fair value of $12,244,626. Collateral received for securities loaned and a related liability of $12,583,625 are presented gross in the Statement of Assets and Liabilities. The collateral for securities loaned is valued consistently to the other investments held by the Fund and is included in Level 2 of the fair value hierarchy. As of October 31, 2018, the value of the related collateral exceeded the value of the securities loaned.

The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. During the year ended October 31, 2018, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $134,280 of which $57,975 was rebated to borrowers (brokers). The Fund retained $57,240 in income from the cash collateral investment, and SSB, as lending agent, was paid $19,065.

K) OTHER — The high yield, fixed income securities in which the Fund invests will primarily consist of senior secured floating rate loans ("Senior Loans") issued by non-investment grade companies. Senior Loans are typically secured by specific collateral of the issuer and hold the most senior position in the issuer's capital structure. The interest rate on Senior Loans is periodically adjusted to a recognized base rate, typically the London Interbank Offered Rate ("LIBOR"). While these characteristics may reduce interest rate risk and

47

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2018

Note 2. Significant Accounting Policies (continued)

mitigate losses in the event of borrower default, the Senior Loans in which the Fund invests have below investment grade credit ratings and thereby are considered speculative because of the significant credit risk of their issuers.

Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund's net asset value.

L) NEW ACCOUNTING PRONOUNCEMENTS — In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities ("ASU 2017-08"). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date. ASU 2017-08 will be effective for annual periods beginning after December 15, 2018. Management is currently assessing the potential impact of these changes to future financial statements.

Also, in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement ("ASU 2018-13"). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

M) SUBSEQUENT EVENTS — In preparing the financial statements as of October 31, 2018, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

48

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2018

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser and co-administrator for the Fund. For its investment advisory and administration services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.79% of the Fund's average daily net assets less than or equal to $100 million and 0.59% of the Fund's average daily net assets greater than $100 million. For the year ended October 31, 2018, investment advisory and administration fees earned and voluntarily waived by Credit Suisse were $22,948,260 and $2,287,751, respectively.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended October 31, 2018, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $560,774.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class B and Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the year ended October 31, 2018, the Fund paid Rule 12b-1 distribution fees of $698,804 for Class A shares and $1,168,374 for Class C shares. For the period November 1, 2017 through December 15, 2017, the Fund paid Rule 12b-1 distribution fees of $1,211 for Class B shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent-related services to the Fund and receive compensation from the Fund. For the year ended October 31, 2018, the Fund paid $1,771,350 which is included within transfer agent fees in the Statement of Operations.

For the year ended October 31, 2018, CSSU and its affiliates advised the Fund that they retained $34,442 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on the sale of Class C shares.

The Fund from time to time purchases or sells loan investments in the secondary market through Credit Suisse or its affiliates acting in the capacity as broker-dealer. Credit Suisse or its affiliates may have acted in some type of agent capacity to the initial loan offering prior to such loan trading in the secondary market.

49

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2018

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $250 million for temporary or emergency purposes on a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At October 31, 2018 and during the year ended October 31, 2018, the Fund had no borrowings outstanding under the Credit Facility. Additionally, the Fund is party to a joint uncommitted line of credit facility with SSB. For the year ended October 31, 2018, the line was not drawn upon and no fees were incurred.

Note 5. Purchases and Sales of Securities

For the year ended October 31, 2018, purchases and sales of investment securities (excluding short-term investments) were $2,152,898,032 and $1,636,219,432, respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A, and Class C shares. Class B shares are shown but not offered. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Year Ended October 31, 2018		For the Year Ended October 31, 2017
	Shares	Value	Shares	Value
Shares sold	220,405,496	$1,508,511,813	211,638,545	$1,447,924,544
Shares issued in reinvestment of dividends	18,071,264	123,621,374	11,561,446	79,147,727
Shares redeemed	(165,704,354)	(1,134,496,890)	(112,136,288)	(766,942,041)
Net increase	72,772,406	$497,636,297	111,063,703	$760,130,230

50

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2018

Note 6. Capital Share Transactions (continued)

	Class A
	For the Year Ended October 31, 2018		For the Year Ended October 31, 2017
	Shares	Value	Shares	Value
Shares sold	15,677,994	$107,844,265	21,006,156	$144,468,807
Shares issued in reinvestment of dividends	1,391,492	9,571,666	1,324,811	9,114,328
Shares redeemed	(15,913,531)	(109,490,069)	(14,547,205)	(100,063,098)
Net increase	1,155,955	$7,925,862	7,783,762	$53,520,037
	Class B1
	For the Year Ended October 31, 2018		For the Year Ended October 31, 2017
	Shares	Value	Shares	Value
Shares sold	—	$—	70	$483
Shares issued in reinvestment of dividends	226	1,568	4,360	30,138
Shares redeemed	(138,051)	(955,344)	(129,977)	(898,047)
Net decrease	(137,825)	$(953,776)	(125,547)	$(867,426)
	Class C
	For the Year Ended October 31, 2018		For the Year Ended October 31, 2017
	Shares	Value	Shares	Value
Shares sold	3,171,735	$21,895,359	4,437,086	$30,593,500
Shares issued in reinvestment of dividends	446,361	3,079,977	427,766	2,951,475
Shares redeemed	(3,730,669)	(25,754,237)	(4,485,008)	(30,932,280)
Net increase (decrease)	(112,573)	$(778,901)	379,844	$2,612,695

1  The Class B shares were terminated on December 15, 2017 and are no longer offered.

On October 31, 2018, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	5	62%
Class A	4	62%
Class C	5	73%

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

51

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2018

Note 7. Income Tax Information and Distributions to Shareholders

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax character of dividends paid by the Fund during the fiscal years ended October 31, 2018 and 2017, respectively, was as follows:

Ordinary Income		Return of Capital
2018	2017	2018	2017
$163,086,986	$128,525,258	$—	$2,998,269

The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to differing treatments of dividends payable, wash sales, forward contracts marked to market and income from defaulted bonds. At October 31, 2018, the components of distributable earnings on a tax basis were as follows:

Accumulated net realized loss	$(1,784,509)
Undistributed ordinary income	2,404,593
Unrealized depreciation	(32,535,308)
$(31,915,224)

At October 31, 2018, the Fund had $1,784,509 of unlimited long-term capital loss carryforwards available to offset possible future capital gains.

During the tax year ended October 31, 2018, the Fund utilized $13,778,937 of loss carryforwards.

At October 31, 2018, the cost and net unrealized appreciation (depreciation) of investments and derivatives for income tax purposes were as follows:

Cost of Investments	$3,969,771,534
Unrealized appreciation	$27,371,685
Unrealized depreciation	(59,390,588)
Net unrealized appreciation (depreciation)	$(32,018,903)

To adjust for current period permanent book/tax differences which arose principally from differing book/tax treatment of foreign currency gain/loss and defaulted bonds, distributable earnings/loss was credited $30, and paid-in capital was charged $30. Net assets were not affected by this reclassification.

52

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2018

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

53

Credit Suisse Floating Rate High Income Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders
Credit Suisse Floating Rate High Income Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Credit Suisse Floating Rate High Income Fund (the "Fund"), a series of the Credit Suisse Opportunity Funds, including the schedule of investments, as of October 31, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the "financial statements") and the financial highlights for each of the years in the four-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of Credit Suisse Floating Rate High Income Fund as of October 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for the year ended October 31, 2014 were audited by other independent registered public accountants whose report, dated December 29, 2014, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2018, by correspondence with the custodian and brokers or by other appropriate auditing procedures. Our

54

Credit Suisse Floating Rate High Income Fund
Report of Independent Registered Public Accounting Firm (continued)

audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Credit Suisse Asset Management, LLC investment companies since 2015.

New York, New York
December 28, 2018

55

Credit Suisse Floating Rate High Income Fund
Information Concerning Trustees and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Laura A. DeFelice c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1959)	Trustee, Nominating and Audit Committee member	Since 2017	Partner of Acacia Properties LLC (multi-family and commercial real estate ownership and operation) from 2008 to present; Stonegate Advisors LLC (renewable energy and energy efficiency) from 2007 to present.	8	None.
Jeffrey E. Garten c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1946)	Trustee, Nominating and Audit Committee member	Since 2001	Dean Emeritus of Yale School of Management from July 2015 to present; The Juan Trippe Professor in the Practice of International Trade, Finance and Business, from July 2005 to July 2015; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to June 2017.	8

Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers); Director of Miller Buckfire & Co., LLC (financial restructuring); Member of Standard & Poor's Board of Managers (credit rating agency) from December 2011 to November 2014.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

56

Credit Suisse Floating Rate High Income Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Mahendra R. Gupta c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1956)	Trustee, Nominating Committee member and Audit Committee Chairman	Since 2017	Professor, Washington University in St. Louis from July 1990 to present; Dean of Olin Business School at Washington University in St. Louis from July 2005 to July 2016; Partner, R.J. Mithaiwala (food manufacturing and retail, India) from March 1977 to present; Partner, F.F.B. Corporation (agriculture, India) from March 1977 to present; Partner, RPMG Research Corporation (benchmark research) from July 2001 to present.	8	Director of Caleres
Inc. (footwear) from May 2012 to present; Director of Koch Development Corporation (real estate development) from November 2017 to present; Director of Supernova (fin-tech) from June 2014 to present.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

57

Credit Suisse Floating Rate High Income Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Steven N. Rappaport Lehigh Court, LLC 555 Madison Avenue 29th Floor New York, New York 10022 (1948)	Chairman of the Board, Nominating Committee Chairman and Audit Committee member	Trustee since 2001 and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present; Partner of Backstage Acquisition Holdings, LLC (publication job postings) from November 2013 to present.	9

Director of iCAD, Inc. (surgical and medical instruments and apparatus company); Director of Aberdeen Emerging Markets Equity Income Fund, Inc., (a closed-end investment company); Director of Aberdeen Funds (30 open-end portfolios); Director of Wood Resources, LLC (plywood manufacturing company) from 2003 to October 2013.

Interested Trustee
John G. Popp[2] Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1956)	Trustee, Chief Executive Officer and President	Trustee since 2017 Chief Executive Officer and President since 2010	Managing Director of Credit Suisse; Global Head and Chief Investment Officer of the Credit Investments Group; Associated with Credit Suisse or its predecessor since 1997; President and Chief Executive Officer of other Credit Suisse Funds.	9	None.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

2 Mr. Popp is an "interested person" of the Trust, as defined in the 1940 Act, by virtue of his current position as an officer of Credit Suisse.

58

Credit Suisse Floating Rate High Income Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers*
Emidio Morizio Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since Fund Inception	Managing Director and Global Head of Compliance of Credit Suisse since 2010; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.
Lou Anne McInnis Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1959)	Chief Legal Officer	Since 2015

Director of Credit Suisse; Associated with Credit Suisse since April 2015; Counsel at DLA Piper US LLP from 2011 to April 2015; Associated with Morgan Stanley Investment Management from 1997 to 2010; Officer of other Credit Suisse Funds.

Laurie Pecha Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1961)	Chief Financial Officer and Treasurer	Chief Financial Officer since 2016 and Treasurer since 2018

Director of Credit Suisse since August 2016; Senior Consultant of Spectra Professional Services, LLC from January 2012 to July 2016; Vice President of Legg Mason & Co. from March 2007 to December 2011; Officer of other Credit Suisse Funds.

Karen Regan Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1963)	Vice President and Secretary	Since 2010	Vice President of Credit Suisse; Associated with Credit Suisse since December 2004; Officer of other Credit Suisse Funds.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

* The officers of the Fund shown are officers that make policy decisions.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 877-870-2874.

59

Credit Suisse Floating Rate High Income Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

60

P.O. BOX 219916, KANSAS CITY, MO 64121-9916

877-870-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  FLHI-AR-1018

CREDIT SUISSE FUNDS

Annual Report

October 31, 2018

■  CREDIT SUISSE
MANAGED FUTURES STRATEGY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Managed Futures Strategy Fund
Annual Investment Adviser's Report
October 31, 2018 (unaudited)

November 23, 2018

Dear Shareholder:

We are pleased to present this Annual Report covering the activities of the Credit Suisse Managed Futures Strategy Fund (the "Fund") for the 12-month period ended October 31, 2018.

Performance Summary
11/1/2017 – 10/31/2018

Fund & Benchmark	Performance
Class I1	-6.67%
Class A1,2	-6.92%
Class C1,2	-7.65%
Credit Suisse Managed Futures Liquid Index[3]	-7.12%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 5.25% and 1.00%, respectively.2

Market Review: A tough period for managed futures overall

The annual period ended October 31, 2018 was a tough one for the managed futures industry, as a number of underlying markets experienced medium- to long-term trend reversals. The Credit Suisse Managed Futures Hedge Fund Index returned -5.04% over the period, while the Credit Suisse Managed Futures Liquid Index, the Fund's benchmark (the "Benchmark"), returned -7.12% over the same period.

Strategic Review and Outlook: Relative outperformance in a challenging period

The managed futures strategy seeks to identify and profit from price trends — upward or downward — in four broad asset classes — commodities, bonds, equities and currencies.

For the annual period ended October 31, 2018, the Fund's Class I and Class A shares outperformed the Benchmark.

From an asset class perspective, currencies were the sole positive contributor to Fund performance. The Fund accumulated short positions (against the U.S. Dollar (USD)) across markets, as the dollar trended upward. These short positions generated profits as the strengthening trend in the USD persisted throughout 2018.

Equity positioning was the largest detractor from Fund performance, as prevailing trends encountered sharp reversals. Equity markets were particularly

1

Credit Suisse Managed Futures Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2018 (unaudited)

sensitive to global trade tensions, which led to the outperformance of U.S. indices, relative to their Chinese and European counterparts.

Fixed income exposures also detracted from Fund performance. The combination of conflicting inflation data, asynchronous central banking policy and political risks contributed to volatile, choppy markets which saw little in the way of sustained trends.

Commodities positioning was a more modest detractor, as profits were limited to long energy exposure which benefitted from a gradual increase in crude oil prices. Offsetting these gains were losses in the agriculture, precious metal and industrial metal markets. Precious metals reacted in sympathy with the choppy fixed income markets, while agriculture and industrial metal markets shared a common sensitivity to waxing and waning trade and tariff tensions which blunted price trends.

We continue to believe that the unique return profile of managed futures may appeal to investors searching for portfolio diversifiers and sources of uncorrelated returns.

The Quantitative Investment Strategies Group

Yung-Shin Kung
Sheel Dhande

The Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Fund's investment in alternative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly in investments involving leverage.

The use of alternative assets and strategies entails substantial risks, including risk of loss of principal, commodity exposure risks, credit risk, currency risk, derivatives risk, equity exposure risk, exchange-traded notes risk, fixed income risk, foreign securities risk, forwards risk, futures contracts risk, interest rate risk, leveraging risk, market risk, options risk, portfolio turnover risk, repurchase agreements risk, short position risk, speculative exposure risk, structured note risk, subsidiary risk, swap agreements risk, tax risk and U.S. government securities risk. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

2

Credit Suisse Managed Futures Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2018 (unaudited)

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation, and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund, could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of this letter and the Fund holdings described in this document are as of October 31, 2018; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

3

Credit Suisse Managed Futures Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2018 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Managed Futures Strategy Fund1 Class I Shares,
Class A Shares2, Class C Shares2 and Credit Suisse Managed Futures
Liquid Index3 from Inception (9/28/12)

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund entered into a written contract to limit expenses to 1.30% of the Fund's average daily net assets for Class I shares, 1.55% of the Fund's average daily net assets for Class A shares and 2.30% of the Fund's average daily net assets for Class C shares through at least February 28, 2020. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.25%), was (11.83)%. Total return for the Fund's Class C shares for the reporting period, based on redemption value including Contingent Deferred Sales Charge ("CDSC") of 1.00%, was (8.58)%.

3  The Credit Suisse Managed Futures Liquid Index is a broadly diversified futures index currently composed of 14 futures contracts and 4 commodity indices which provide exposure to the asset classes. The Index uses a proprietary quantitative methodology to seek to identify price trends in each of the asset classes over a variety of time horizons. Components of the Index, which may change from time to time, are positioned either long or short based on the price trends within the asset classes determined using the Index's quantitative methodology. The Index does not have transaction costs and investors may not invest directly in the Index.

4

Credit Suisse Managed Futures Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2018 (unaudited)

Average Annual Returns as of October 31, 20181

	1 Year	5 Years	Since Inception[2]
Class I	(6.67)%	2.85%	2.93%
Class A Without Sales Charge	(6.92)%	2.57%	2.68%
Class A With Maximum Sales Charge	(11.83)%	1.48%	1.78%
Class C Without CDSC	(7.65)%	1.81%	1.90%
Class C With CDSC	(8.58)%	1.81%	1.90%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gain distributions, if any. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annual gross expense ratios are 1.33% for Class I shares, 1.58% for Class A shares and 2.34% for Class C shares. The annual net expense ratios after fee waivers and/or expense reimbursements are 1.30% for Class I shares, 1.55% for Class A shares and 2.30% for Class C shares.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund has entered into a written contract to limit expenses to 1.30% of the Fund's average daily net assets for Class I shares, 1.55% of the Fund's average daily net assets for Class A shares and 2.30% of the Fund's average daily net assets for Class C shares through at least February 28, 2020. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Inception Date: September 28, 2012.

5

Credit Suisse Managed Futures Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2018 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended October 31, 2018.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

6

Credit Suisse Managed Futures Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2018 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended October 31, 2018

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 05/01/18	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/18	$990.90	$989.80	$986.20
Expenses Paid per $1,000*	$6.52	$7.77	$11.51
Hypothetical 5% Fund Return
Beginning Account Value 05/01/18	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/18	$1,018.65	$1,017.39	$1,013.61
Expenses Paid per $1,000*	$6.61	$7.88	$11.67
	Class I	Class A	Class C
Annualized Expense Ratios*	1.30%	1.55%	2.30%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

Portfolio Breakdown*

United States Treasury Obligations	100.00%
Total	100.00%

*  Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.

7

Credit Suisse Managed Futures Strategy Fund
Consolidated Schedule of Investments
October 31, 2018

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%(1)	Value
UNITED STATES TREASURY OBLIGATIONS (60.0%)
$45,000	United States Treasury Bills	(AA+, Aaa)	03/28/19	2.191	$44,568,417
40,000	United States Treasury Bills	(AA+, Aaa)	04/25/19	2.236	39,533,820
85,000	United States Treasury Bills	(AA+, Aaa)	06/20/19	2.252	83,659,638
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $167,934,620)					167,761,875
TOTAL INVESTMENTS AT VALUE (60.0%) (Cost $167,934,620)					167,761,875
OTHER ASSETS IN EXCESS OF LIABILITIES (40.0%)					112,072,399
NET ASSETS (100.0%)					$279,834,274

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Securities are zero coupon. Rate presented is yield to maturity as of October 31, 2018.

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Interest Rate Contracts
10YR Japanese Bond Futures	JPY	Dec 2018	195	$260,270,701	$(191,524)
German EURO Bund Futures	EUR	Dec 2018	670	121,660,280	479,415
Long Gilt Futures	GBP	Dec 2018	719	112,458,301	(258,847)
					$29,044
Contracts to Sell
Foreign Exchange Contracts
AUD Currency Futures	USD	Dec 2018	(758)	(53,643,660)	$790,370
CAD Currency Futures	USD	Dec 2018	(839)	(63,759,805)	694,055
EUR Currency Futures	USD	Dec 2018	(452)	(64,158,575)	1,751,697
GBP Currency Futures	USD	Dec 2018	(778)	(62,220,550)	1,146,373
JPY Currency Futures	USD	Dec 2018	(526)	(58,356,412)	1,160,375
					$5,542,870
Index Contracts
Hang Seng Index Futures	HKD	Nov 2018	(141)	(22,402,550)	$53,283
EURO Stoxx 50 Index Futures	EUR	Dec 2018	(1,104)	(39,953,318)	1,335,430
FTSE 100 Index Futures	GBP	Dec 2018	(446)	(40,523,903)	(776,275)
Nikkei 225 Index Futures OSE	JPY	Dec 2018	(105)	(20,357,096)	(425,000)
S&P 500 E Mini Index Futures	USD	Dec 2018	(227)	(30,770,985)	(394,720)
					$(207,282)
Interest Rate Contracts
10YR U.S. Treasury Note Futures	USD	Dec 2018	(1,238)	(146,625,625)	$1,159,442
					$6,524,074

See Accompanying Notes to Consolidated Financial Statements.
8

Credit Suisse Managed Futures Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2018

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$19,024,579	05/16/19	Goldman Sachs	0.20%	Bloomberg Agriculture Index	$—	$—	$1,933,171
USD	5,348,224	05/16/19	Goldman Sachs	Bloomberg Energy Index	0.20%	—	—	146,019
USD	24,571,136	05/16/19	Goldman Sachs	0.20%	Bloomberg Precious Metals Index	—	—	1,921,418
USD	3,597,893	05/16/19	Goldman Sachs	Bloomberg Energy Index	0.20%	—	—	(37,383)
USD	930,945	05/16/19	Goldman Sachs	0.20%	Bloomberg Industrial Metals Index	—	—	79,711
USD	3,633,283	05/16/19	Goldman Sachs	0.20%	Bloomberg Industrial Metals Index	—	—	345,459
USD	3,637,099	05/16/19	Goldman Sachs	0.20%	Bloomberg Industrial Metals Index	—	—	310,768
USD	7,381,882	05/16/19	Goldman Sachs	0.20%	Bloomberg Industrial Metals Index	—	—	459,786
USD	4,089,793	05/16/19	Goldman Sachs	0.20%	Bloomberg Industrial Metals Index	—	—	284,345
USD	3,200,514	05/16/19	Goldman Sachs	Bloomberg Energy Index	0.20%	—	—	52,209
USD	2,977,945	05/16/19	Goldman Sachs	Bloomberg Energy Index	0.20%	—	—	128,039
USD	3,220,412	05/16/19	Goldman Sachs	Bloomberg Energy Index	0.20%	—	—	7,979
USD	6,440,541	05/16/19	Goldman Sachs	Bloomberg Energy Index	0.20%	—	—	48,269
USD	3,969,677	05/16/19	Goldman Sachs	0.20%	Bloomberg Agriculture Index	—	—	70,345
USD	2,846,437	05/16/19	Goldman Sachs	0.20%	Bloomberg Industrial Metals Index	—	—	95,659
USD	2,918,724	05/16/19	Goldman Sachs	0.20%	Bloomberg Industrial Metals Index	—	—	166,015
								$6,011,809
See Accompanying Notes to Consolidated Financial Statements.
9

Credit Suisse Managed Futures Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2018

Currency Abbreviations:

AUD = Australian Dollar

CAD = Canadian Dollar

EUR = Euro

GBP = British Pound

HKD = Hong Kong Dollar

JPY = Japanese Yen

USD = United States Dollar

See Accompanying Notes to Consolidated Financial Statements.
10

Credit Suisse Managed Futures Strategy Fund
Consolidated Statement of Assets and Liabilities
October 31, 2018

Assets
Investments at value (Cost $167,934,620) (Note 2)	$167,761,875
Cash	87,497,564
Cash segregated at brokers for futures contracts (Note 2)	19,862,850
Unrealized appreciation on open swap contracts (Note 2)	6,049,192
Receivable for Fund shares sold	439,728
Net receivable for terminated total return swap contracts	31,614
Prepaid expenses	46,518
Total assets	281,689,341
Liabilities
Investment advisory fee payable (Note 3)	297,536
Administrative services fee payable (Note 3)	9,671
Shareholder servicing/Distribution fee payable (Note 3)	12,600
Variation margin payable on futures contracts (Note 2)	754,776
Payable for Fund shares redeemed	505,967
Unrealized depreciation on open swap contracts (Note 2)	37,383
Trustees' fees payable	22,609
Due to custodian for foreign currency at value (cost $1,018)	972
Accrued expenses	213,553
Total liabilities	1,855,067
Net Assets
Capital stock, $.001 par value (Note 6)	28,651
Paid-in capital (Note 6)	288,628,989
Total distributable earnings (loss)	(8,823,366)
Net assets	$279,834,274
I Shares
Net assets	$227,703,015
Shares outstanding	23,262,414
Net asset value, offering price and redemption price per share	$9.79
A Shares
Net assets	$50,473,700
Shares outstanding	5,209,842
Net asset value and redemption price per share	$9.69
Maximum offering price per share (net asset value/(1-5.25%))	$10.23
C Shares
Net assets	$1,657,559
Shares outstanding	178,404
Net asset value and offering price per share	$9.29

See Accompanying Notes to Consolidated Financial Statements.
11

Credit Suisse Managed Futures Strategy Fund
Consolidated Statement of Operations
For the Year Ended October 31, 2018

Investment Income
Interest	$3,571,364
Total investment income	3,571,364
Expenses
Investment advisory fees (Note 3)	3,304,684
Administrative services fees (Note 3)	44,097
Shareholder servicing/Distribution fees (Note 3)
Class A	188,219
Class C	28,564
Transfer agent fees (Note 3)	476,028
Registration fees	86,922
Custodian fees	86,133
Trustees' fees	65,159
Audit and tax fees	55,446
Printing fees	52,864
Legal fees	43,396
Commitment fees (Note 4)	11,057
Insurance expense	5,187
Miscellaneous expense	9,592
Total expenses	4,457,348
Less: fees waived (Note 3)	(109,708)
Net expenses	4,347,640
Net investment loss	(776,276)
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts, Swap Contracts and Foreign Currency Related Items
Net realized loss from investments	(186,810)
Net realized loss from futures contracts	(23,492,832)
Net realized loss from swap contracts	(9,053,096)
Net change in unrealized appreciation (depreciation) from investments	(165,626)
Net change in unrealized appreciation (depreciation) from futures contracts	3,454,460
Net change in unrealized appreciation (depreciation) from swap contracts	5,046,367
Net change in unrealized appreciation (depreciation) from foreign currency translations	(84,149)
Net realized and unrealized loss from investments, futures contracts, swap contracts and foreign currency related items	(24,481,686)
Net decrease in net assets resulting from operations	$(25,257,962)

See Accompanying Notes to Consolidated Financial Statements.
12

Credit Suisse Managed Futures Strategy Fund
Consolidated Statements of Changes in Net Assets

	For the Year Ended October 31, 2018	For the Year Ended October 31, 2017
From Operations
Net investment loss	$(776,276)	$(2,395,879)
Net realized loss from investments, futures contracts, swap contracts and foreign currency transactions	(32,732,738)	(2,668,655)
Net change in unrealized appreciation (depreciation) from investments, futures contracts, swap contracts and foreign currency translations	8,251,052	2,660,211
Net decrease in net assets resulting from operations	(25,257,962)	(2,404,323)
From Distributions
From distributable earnings
Class I	—	(3,535,179)
Class A	—	(1,012,105)
Class C	—	(100,296)
Net decrease in net assets resulting from dividends and distributions	—	(4,647,580)[1]
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	242,032,418	290,761,733
Reinvestment of dividends and distributions	—	4,172,001
Net asset value of shares redeemed	(240,538,724)	(153,607,206)
Net increase in net assets from capital share transactions	1,493,694	141,326,528
Net increase (decrease) in net assets	(23,764,268)	134,274,625
Net Assets
Beginning of year	303,598,542	169,323,917
End of year	$279,834,274	$303,598,542[2]

1  Distributions include $(3,535,179), $(1,012,105) and $(100,296) from net realized gains for Class I, Class A and Class C, respectively. Prior year amounts have been conformed to current year presentation.

2  Distributions in excess of net investment income as of October 31, 2017 were $(35,543).

See Accompanying Notes to Consolidated Financial Statements.
13

Credit Suisse Managed Futures Strategy Fund
Consolidated Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2018	2017	2016	2015	2014
Per share data
Net asset value, beginning of year	$10.49	$10.94	$11.53	$10.85[1]	$10.36
INVESTMENT OPERATIONS
Net investment loss[2]	(0.02)	(0.10)	(0.15)	(0.16)	(0.17)
Net gain (loss) from investments, futures contracts, swap contracts and foreign currency related items (both realized and unrealized)	(0.68)	(0.06)	0.49	1.51	0.95
Total from investment operations	(0.70)	(0.16)	0.34	1.35	0.78
REDEMPTION FEES	—	—	—	—	0.00[3]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	—	(0.52)	(0.04)	—
Distributions from net realized gains	—	(0.29)	(0.41)	(0.63)	(0.29)
Total dividends and distributions	—	(0.29)	(0.93)	(0.67)	(0.29)
Net asset value, end of year	$9.79	$10.49	$10.94	$11.53	$10.85[1]
Total return[4]	(6.67)%	(1.60)%	3.12%	12.88%	7.73%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$227,703	$201,478	$127,597	$72,606	$69,190
Ratio of net expenses to average net assets	1.30%	1.30%	1.30%	1.32%	1.71%
Ratio of net investment loss to average net assets	(0.15)%	(0.99)%	(1.29)%	(1.31)%	(1.68)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.03%	0.09%	0.05%	0.15%	0.10%
Portfolio turnover rate	—%	—%	—%	—%	—%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and include change in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

See Accompanying Notes to Consolidated Financial Statements.
14

Credit Suisse Managed Futures Strategy Fund
Consolidated Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2018	2017	2016	2015	2014
Per share data
Net asset value, beginning of year	$10.41	$10.88	$11.47	$10.80	$10.35
INVESTMENT OPERATIONS
Net investment loss[1]	(0.05)	(0.12)	(0.17)	(0.19)	(0.20)
Net gain (loss) from investments, futures contracts, swap contracts and foreign currency related items (both realized and unrealized)	(0.67)	(0.06)	0.48	1.50	0.94
Total from investment operations	(0.72)	(0.18)	0.31	1.31	0.74
REDEMPTION FEES	—	—	—	—	0.00[2]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	—	(0.49)	(0.01)	—
Distributions from net realized gains	—	(0.29)	(0.41)	(0.63)	(0.29)
Total dividends and distributions	—	(0.29)	(0.90)	(0.64)	(0.29)
Net asset value, end of year	$9.69	$10.41	$10.88	$11.47	$10.80
Total return[3]	(6.92)%	(1.79)%	2.87%	12.47%	7.35%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$50,474	$98,756	$38,060	$20,200	$3,294
Ratio of net expenses to average net assets	1.55%	1.55%	1.55%	1.56%	1.96%
Ratio of net investment loss to average net assets	(0.50)%	(1.20)%	(1.54)%	(1.55)%	(1.93)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.03%	0.09%	0.05%	0.15%	0.10%
Portfolio turnover rate	—%	—%	—%	—%	—%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Consolidated Financial Statements.
15

Credit Suisse Managed Futures Strategy Fund
Consolidated Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2018	2017	2016	2015	2014
Per share data
Net asset value, beginning of year	$10.06	$10.60	$11.19	$10.62	$10.25
INVESTMENT OPERATIONS
Net investment loss[1]	(0.12)	(0.20)	(0.25)	(0.27)	(0.27)
Net gain (loss) from investments, futures contracts, swap contracts and foreign currency related items (both realized and unrealized)	(0.65)	(0.05)	0.48	1.47	0.93
Total from investment operations	(0.77)	(0.25)	0.23	1.20	0.66
REDEMPTION FEES	—	—	—	—	0.00[2]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	—	(0.41)	—	—
Distributions from net realized gains	—	(0.29)	(0.41)	(0.63)	(0.29)
Total dividends and distributions	—	(0.29)	(0.82)	(0.63)	(0.29)
Net asset value, end of year	$9.29	$10.06	$10.60	$11.19	$10.62
Total return[3]	(7.65)%	(2.52)%	2.13%	11.60%	6.62%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$1,658	$3,365	$3,667	$2,920	$1,558
Ratio of net expenses to average net assets	2.30%	2.30%	2.30%	2.32%	2.71%
Ratio of net investment loss to average net assets	(1.22)%	(2.01)%	(2.29)%	(2.31)%	(2.68)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.04%	0.09%	0.05%	0.15%	0.10%
Portfolio turnover rate	—%	—%	—%	—%	—%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Consolidated Financial Statements.
16

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements
October 31, 2018

Note 1. Organization

Credit Suisse Managed Futures Strategy Fund (the "Fund"), a series of the Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks to achieve investment results that correspond generally to the risk and return patterns of managed futures funds. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

Credit Suisse Asset Management, LLC ("Credit Suisse"), the investment adviser to the Fund, is registered as an investment adviser with the Securities and Exchange Commission and as a Commodity Pool Operator with the Commodity Futures Trading Commission. The Fund seeks to achieve its investment objective by investing directly and/or indirectly through the Credit Suisse Cayman Managed Futures Strategy Fund, Ltd. (the "Subsidiary"), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands, in a combination of securities and derivative instruments. The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures, as well as other types of futures, swaps and options. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Fund and the accompanying financial statements reflect the financial position of the Fund and the Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Fund and the Subsidiary and all intercompany transactions and balances have been eliminated. The Fund may invest up to 25% of its total assets in the Subsidiary. As of October 31, 2018, the Fund held $15,989,181 in the Subsidiary, representing 5.7% of the Fund's consolidated net assets. For the year ended October 31, 2018, the net realized loss on securities and other financial instruments held in the Subsidiary was $9,053,096.

Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses. Class A shares are sold subject to a front-end sales charge of up to 5.25%. Class C shares are sold subject to a contingent deferred sales charge ("CDSC") of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge.

17

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2018

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its consolidated financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Board's ("FASB") Accounting Standards Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market

18

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2018

Note 2. Significant Accounting Policies (continued)

quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3  –  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

19

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2018

Note 2. Significant Accounting Policies (continued)

The following is a summary of the inputs used as of October 31, 2018 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Treasury Obligations	$—	$167,761,875	$—	$167,761,875
	$—	$167,761,875	$—	$167,761,875
Other Financial Instruments*
Futures Contracts	$8,570,440	$—	$—	$8,570,440
Swap Contracts	—	6,049,192	—	6,049,192
Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$2,046,366	$—	$—	$2,046,366
Swap Contracts	—	37,383	—	37,383

*  Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

For the year ended October 31, 2018, there were no transfers among Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the year ended October 31, 2018, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

The following table presents the fair value and the location of derivatives within the Consolidated Statement of Assets and Liabilities at October 31, 2018 and the effect of these derivatives on the Consolidated Statement of Operations for the year ended October 31, 2018.

Primary Underlying Risk	Derivative Assets	Derivative Liabilities	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Foreign currency exchange rate
Futures contracts	$5,542,870	$—	$(3,642,197)	$9,870,805
Index Contracts
Futures contracts	1,388,713	1,595,995	(13,576,044)	(7,397,169)
Interest rate
Futures contracts	1,638,857	450,371	(6,274,591)	980,824
Commodity Price
Total return swap contracts	6,049,192	37,383	(9,053,096)	5,046,367
Total	$14,619,632	$2,083,749	$(32,545,928)	$8,500,827

20

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2018

Note 2. Significant Accounting Policies (continued)

The notional amount of futures contracts and swap contracts open at October 31, 2018 is reflected in the Consolidated Schedule of Investments. For the year ended October 31, 2018, the Fund held average monthly notional values on a net basis of $776,741,152, $437,352,652 and $130,664,117 in long futures contracts, short futures contracts and swap contracts, respectively.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at October 31, 2018:

Counterparty	Gross Amount of Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Goldman Sachs	$6,049,192	$(37,383)	$(773,738)	$—	$5,238,071

The following table presents by counterparty the Fund's derivative liabilities, net of related collateral pledged by the Fund, at October 31, 2018:

Counterparty	Gross Amount of Liabilities Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Goldman Sachs	$37,383	$(37,383)	$—	$—	$—

(a)  Swap contracts are included.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses

21

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2018

Note 2. Significant Accounting Policies (continued)

are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income"). The Internal Revenue Service ("IRS") has issued a ruling that income realized from certain types of commodity-linked derivatives would not be Qualifying Income. As a result, the Fund's ability to realize income from investments in such commodity-linked derivatives as part of its investment strategy would be limited to a maximum of 10% of its gross income. The IRS has issued private letter rulings to registered investment companies concluding that income derived from their investment in a wholly-owned subsidiary would constitute Qualifying Income to the fund. The IRS has indicated that the granting of these types of private letter rulings is currently suspended.

22

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2018

Note 2. Significant Accounting Policies (continued)

If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

F) CASH — The Fund's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Fund's custodian.

G) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in interest rates, equity and market price movements and/or currency risks. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant ("FCM"). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses in the Consolidated Statement of Operations until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty credit risk because futures are exchange traded and the exchange's clearinghouse, as counterparty to all

23

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2018

Note 2. Significant Accounting Policies (continued)

exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Consolidated Schedule of Investments. At October 31, 2018, the amount of restricted cash held at brokers related to open futures contracts was $19,862,850.

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Fund's pro-rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

H) SWAPS — The Fund may enter into swap contracts either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Fund's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty as well as the amounts posted by the counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional

24

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2018

Note 2. Significant Accounting Policies (continued)

amounts. The Fund may invest in total return swap contracts for hedging purposes or to seek to increase total return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation from swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses from swap contracts. The Fund's open swap contracts are disclosed in the Consolidated Schedule of Investments. At October 31, 2018, the amount of restricted cash held at brokers related to open swap contracts was $0.

I) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. At October 31, 2018 and during the year ended October 31, 2018, there were no securities out on loan.

25

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2018

Note 2. Significant Accounting Policies (continued)

J) OTHER — In the normal course of business the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, including securities lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the consolidated financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Consolidated Statement of Assets and Liabilities.

K) RECENT ACCOUNTING PRONOUNCEMENTS — In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities ("ASU 2017-08"). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date. ASU 2017-08 will be effective for annual periods beginning after December 15, 2018. Management is currently assessing the potential impact of these changes to future financial statements.

Also, in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement ("ASU 2018-13"). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

L) SUBSEQUENT EVENTS — In preparing the financial statements as of October 31, 2018, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser and co-administrator for the Fund. For its investment advisory and administration services, Credit Suisse

26

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2018

Note 3. Transactions with Affiliates and Related Parties (continued)

is entitled to receive a fee from the Fund at an annual rate of 1.04% of the Fund's average daily net assets. For the year ended October 31, 2018, investment advisory and administration fees earned and fees waived/expenses reimbursed by Credit Suisse were $3,304,684 and $109,708, respectively. Credit Suisse has contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 1.30% of the Fund's average daily net assets for Class I shares, 1.55% of the Fund's average daily net assets for Class A shares, and 2.30% of the Fund's average daily net assets for Class C shares. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously reimbursed by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause the Fund to exceed the applicable expense limitation in the contract at the time the fees are recouped. This contract may not be terminated before May 1, 2020.

The amounts waived and reimbursed by Credit Suisse, which are available for potential future recoupment by Credit Suisse, and the expiration schedule at October 31, 2018 are as follows:

	Fee waivers/ expense reimbursements subject to recoupment*	Expires October 31, 2019	Expires October 31, 2020	Expires October 31, 2021
Class I	$124,854	$10,796	$76,199	$37,859
Class A	48,229	3,236	32,707	12,286
Class C	2,632	356	1,765	511
Totals	$175,715	$14,388	$110,671	$50,656

*  The Subsidiary expenses are not eligible for recoupment.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended October 31, 2018, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $44,097.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of

27

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2018

Note 3. Transactions with Affiliates and Related Parties (continued)

0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the year ended October 31, 2018, the Fund paid Rule 12b-1 distribution fees of $188,219 for Class A shares and $28,564 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent-related services to the Fund and receive compensation from the Fund. For the year ended October 31, 2018, the Fund paid $190,671, which is included within transfer agent fees in the Consolidated Statement of Operations.

For the year ended October 31, 2018, CSSU and its affiliates earned no commissions on the sale of the Fund's Class A and Class C shares.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $250 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At October 31, 2018 and during the year ended October 31, 2018, the Fund had no borrowings outstanding under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the year ended October 31, 2018, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$0	$0	$0	$0

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I,

28

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2018

Note 6. Capital Share Transactions (continued)

Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Year Ended October 31, 2018		For the Year Ended October 31, 2017
	Shares	Value	Shares	Value
Shares sold	20,225,666	$210,356,002	18,009,249	$190,176,910
Shares issued in reinvestment of dividends and distributions	—	—	298,320	3,263,624
Shares redeemed	(16,168,919)	(164,239,926)	(10,770,369)	(113,846,649)
Net increase	4,056,747	$46,116,076	7,537,200	$79,593,885
	Class A
	For the Year Ended October 31, 2018		For the Year Ended October 31, 2017
	Shares	Value	Shares	Value
Shares sold	3,018,697	$31,323,369	9,628,445	$99,722,720
Shares issued in reinvestment of dividends and distributions	—	—	74,667	812,373
Shares redeemed	(7,297,035)	(74,465,595)	(3,714,041)	(38,705,291)
Net increase (decrease)	(4,278,338)	$(43,142,226)	5,989,071	$61,829,802
	Class C
	For the Year Ended October 31, 2018		For the Year Ended October 31, 2017
	Shares	Value	Shares	Value
Shares sold	34,802	$353,047	84,093	$862,103
Shares issued in reinvestment of dividends and distributions	—	—	9,074	96,004
Shares redeemed	(190,957)	(1,833,203)	(104,516)	(1,055,266)
Net decrease	(156,155)	$(1,480,156)	(11,349)	$(97,159)

On October 31, 2018, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	4	83%
Class A	2	58%
Class C	4	54%

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

29

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2018

Note 7 . Income Tax Information and Distributions to Shareholders

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax character of distributions paid by the Fund during the fiscal years ended October 31, 2018 and 2017, respectively, was as follows:

Ordinary Income		Long-Term Capital Gain
2018	2017	2018	2017
$—	$2,100,180	$—	$2,547,400

The tax basis components of distributable earnings differ from the amounts reflected in the Consolidated Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to differing treatments of futures contracts marked to market and offering expenses. At October 31, 2018, the components of distributable earnings on a tax basis were as follows:

Accumulated net realized loss	$(13,912,274)
Unrealized appreciation	5,120,897
$(8,791,377)

At October 31, 2018, the Fund had $4,324,334 of unlimited short-term capital loss carryforwards and $9,587,940 of unlimited long-term capital loss carryforwards available to offset possible future capital gains.

At October 31, 2018, the cost and net unrealized appreciation (depreciation) of investments and derivatives for income tax purposes were as follows:

Cost of Investments	$175,021,997
Unrealized appreciation	$14,619,632
Unrealized depreciation	(9,343,871)
Net unrealized appreciation (depreciation)	$5,275,761

To adjust for current period permanent book/tax differences which arose principally from differing book/tax treatment of foreign currency gain/loss and Subsidiary cumulative income/loss, paid-in capital was charged $11,977,787, and distributable earnings/loss was credited $11,977,787. Net assets were not affected by this reclassification.

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

30

Credit Suisse Managed Futures Strategy Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders
Credit Suisse Managed Futures Strategy Fund:

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities of Credit Suisse Managed Futures Strategy Fund (the "Fund"), a series of the Credit Suisse Opportunity Funds, including the consolidated schedule of investments, as of October 31, 2018, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the "consolidated financial statements") and the consolidated financial highlights for each of the years in the four-year period then ended. In our opinion, the consolidated financial statements and consolidated financial highlights present fairly, in all material respects, the financial position of Credit Suisse Managed Futures Strategy Fund as of October 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the consolidated financial highlights for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles. The consolidated financial highlights for the year ended October 31, 2014 were audited by other independent registered public accountants whose report, dated December 29, 2014, expressed an unqualified opinion on those consolidated financial highlights.

Basis for Opinion

These consolidated financial statements and consolidated financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and consolidated financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements and consolidated financial highlights, whether due to error or fraud, and performing procedures that

31

Credit Suisse Managed Futures Strategy Fund
Report of Independent Registered Public Accounting Firm (continued)

respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements and consolidated financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2018, by correspondence with the custodian and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements and consolidated financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Credit Suisse Asset Management, LLC investment companies since 2015.

New York, New York
December 28, 2018

32

Credit Suisse Managed Futures Strategy Fund
Information Concerning Trustees and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Laura A. DeFelice c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1959)	Trustee, Nominating and Audit Committee member	Since 2017	Partner of Acacia Properties LLC (multi-family and commercial real estate ownership and operation) from 2008 to present; Stonegate Advisors LLC (renewable energy and energy efficiency) from 2007 to present.	8	None
Jeffrey E. Garten c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1946)	Trustee, Nominating and Audit Committee member	Since Fund Inception	Dean Emeritus of Yale School of Management from July 2015 to present; The Juan Trippe Professor in the Practice of International Trade, Finance and Business, from July 2005 to July 2015; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to June 2017.	8

Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers); Director of Miller Buckfire & Co., LLC (financial restructuring); Member of Standard & Poor's Board of Managers (credit rating agency) from December 2011 to November 2014.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

33

Credit Suisse Managed Futures Strategy Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Mahendra R. Gupta c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1956)	Trustee, Nominating Committee member and Audit Committee Chairman	Since 2017	Professor, Washington University in St. Louis from July 1990 to present; Dean of Olin Business School at Washington University in St. Louis from July 2005 to July 2016; Partner, R.J. Mithaiwala (food manufacturing and retail, India) from March 1977 to present; Partner, F.F.B. Corporation (agriculture, India) from March 1977 to present; Partner, RPMG Research Corporation (benchmark research) from July 2001 to present.	8

Director of Caleres Inc. (footwear) from May 2012 to present; Director of Koch Development Corporation (real estate development) from November 2017 to present; Director of Supernova (fin-tech) from June 2014 to present.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

34

Credit Suisse Managed Futures Strategy Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Steven N. Rappaport Lehigh Court, LLC 555 Madison Avenue 29th Floor New York, New York 10022 (1948)	Chairman of the Board, Nominating Committee Chairman and Audit Committee member	Trustee since Fund Inception and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present; Partner of Backstage Acquisition Holdings, LLC (publication job postings) from November 2013 to present.	9

Director of iCAD, Inc. (surgical and medical instruments and apparatus company); Director of Aberdeen Emerging Markets Equity Income Fund, Inc., (a closed-end investment company); Director of Aberdeen Funds (30 open-end portfolios); Director of Wood Resources, LLC (plywood manufacturing company) from 2003 to October 2013.

Interested Trustee
John G. Popp[2] Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1956)	Trustee, Chief Executive Officer and President	Trustee since 2017 Chief Executive Officer and President since 2010	Managing Director of Credit Suisse; Global Head and Chief Investment Officer of the Credit Investments Group; Associated with Credit Suisse or its predecessor since 1997; President and Chief Executive Officer of other Credit Suisse Funds.	9	None

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

2 Mr. Popp is an "interested person" of the Trust, as defined in the 1940 Act, by virtue of his current position as an officer of Credit Suisse.

35

Credit Suisse Managed Futures Strategy Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers*
Emidio Morizio Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since Fund Inception	Managing Director and Global Head of Compliance of Credit Suisse since 2010; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.
Lou Anne McInnis Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1959)	Chief Legal Officer	Since 2015

Director of Credit Suisse; Associated with Credit Suisse since April 2015; Counsel at DLA Piper US LLP from 2011 to April 2015; Associated with Morgan Stanley Investment Management from 1997 to 2010; Officer of other Credit Suisse Funds.

Laurie Pecha Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1961)	Chief Financial Officer and Treasurer	Chief Financial Officer since 2016 and Treasurer since 2018

Director of Credit Suisse since August 2016; Senior Consultant of Spectra Professional Services, LLC from January 2012 to July 2016; Vice President of Legg Mason & Co. from March 2007 to December 2011; Officer of other Credit Suisse Funds.

Karen Regan Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1963)	Vice President and Secretary	Since 2010	Vice President of Credit Suisse; Associated with Credit Suisse since December 2004; Officer of other Credit Suisse Funds.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

* The officers of the Fund shown are officers that make policy decisions.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 877-870-2874.

36

Credit Suisse Managed Futures Strategy Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

37

P.O. BOX 219916, KANSAS CITY, MO 64121-9916

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  MFS-AR-1018

CREDIT SUISSE FUNDS

Annual Report

October 31, 2018

■  CREDIT SUISSE
MULTIALTERNATIVE STRATEGY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Multialternative Strategy Fund
Annual Investment Adviser's Report
October 31, 2018 (unaudited)

November 23, 2018

Dear Shareholder:

We are pleased to present this Annual Report covering the activities of the Credit Suisse Multialternative Strategy Fund (the "Fund") for the 12-month period ended October 31, 2018.

Performance Summary
11/1/2017 – 10/31/2018(a)

Fund & Benchmark	Performance
Class I1	-0.29%
Class A1,2	-0.68%
Credit Suisse Hedge Fund Index[3]	-0.45%
Credit Suisse Liquid Alternative Beta Index[4]	-2.43%

Performance shown for the Fund's Class A shares does not reflect sales charges, which are a maximum of 5.25%.2

Market Review: A disappointing period for multialternative strategies

The annual period ended October 31, 2018 was a challenging one for multialternative strategies. The Credit Suisse Hedge Fund Index, the Fund's primary benchmark, returned -0.45%, while the Credit Suisse Liquid Alternative Beta Index returned -2.43%.

Within the hedge fund space, fixed income arbitrage strategies generated the strongest performance, as they benefitted from changing inflation expectations, asynchronous central banking policy and an elevated level of interest rate volatility.

Emerging markets (EM) focused funds suffered most, as smaller currency carry differentials and a rising U.S. Dollar (USD) reduced investor appetite for EM assets.

Managed futures funds also struggled during the period, as price trend reversals were common, particularly in the equity and fixed income markets. Aside from the upward trend of the USD, persistent, exploitable trends were scarce.

(a)  Class C performance for the period November 1, 2017 through February 14, 2018 was 0.85%. As of February 15, 2018, Class C has no shareholders.

1

Credit Suisse Multialternative Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2018 (unaudited)

Strategic Review and Outlook: Mixed results from an interesting period

The Credit Suisse Multialternative Strategy Fund is designed to provide investors with efficient exposure to a variety of investment strategies spanning a broad range of markets and asset classes.

For the annual period ended October 31, 2018, the Fund's Class I shares outperformed its benchmarks. While the Fund experienced detractions in EM and managed futures strategies, larger exposure to profitable fixed income strategies led to the relative outperformance.

From an asset class attribution standpoint, profits were headlined by fixed income strategies, followed by equity and commodity strategies. Volatility, FX, and multi-asset strategies all detracted from Fund performance.

Within fixed income, carry and trend/momentum strategies were the most profitable styles. Carry strategies exploited the slope and curvature features of developed market yield curves, while trend/momentum strategy profits centered on the sharp upward move in short-term funding rates at the beginning of the year.

Value exposures in commodities also contributed meaningfully to Fund performance. Sources of gains included relative value positions in fundamentally linked commodity pairs, as well as positions designed to capture price reversion associated with speculative positioning dynamics across the commodity complex.

Consistent with the contours of hedge fund performance described above, the Fund's multi-asset trend/momentum strategies suffered losses as persistent, exploitable trends were scarce and many markets exhibited frequent, sharp reversals.

The Fund's FX value strategies incurred losses as EM currencies persistently trended lower in the face of flaring trade tensions and higher USD interest rates. Volatility liquidity/insurance strategies accounted for the Fund's largest losses over the period, following the reversal of historically low levels of realized volatility in equity markets.

The Quantitative Investment Strategies Group

Yung-Shin Kung
Sheel Dhande

The Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund

2

Credit Suisse Multialternative Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2018 (unaudited)

and may therefore be subject to greater volatility. The Fund's investment in alternative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly in investments involving leverage.

The use of alternative assets and strategies entails substantial risks, including risk of loss of principal, arbitrage or fundamental risk, below investment grade securities risk, commodity exposure risks, concentration risk, credit risk, derivatives risk, exchange traded notes risk, fixed income risk, foreign securities risk, forwards risk, futures contracts risk, interest rate risk, leveraging risk, market risk, portfolio turnover risk, risks of investing in other funds, small- and mid- cap stock risk, speculative exposure risk, subsidiary risk, swap agreements risk and tax risk. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation, and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund, could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of this letter and the Fund holdings described in this document are as of October 31, 2018; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

3

Credit Suisse Multialternative Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2018 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Multialternative Strategy Fund1 Class I shares,
Class A shares2, the Credit Suisse Hedge Fund Index3 and
the Credit Suisse Liquid Alternative Beta Index4
from Inception (03/30/12)

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund entered into a written contract to limit expenses to 0.85% of the Fund's average daily net assets for Class I shares, 1.10% of the Fund's average daily net assets for Class A shares and 1.85% of the Fund's average daily net assets for Class C shares through at least February 28, 2020. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.25%), was (5.90)%. Total return for the Fund's Class C shares for the period November 1, 2017 through February 14, 2018, based on redemption value including maximum contingent deferred sales charge (CDSC) of 1.00%, was (0.11)%.

3  The Credit Suisse Hedge Fund Index is compiled by Credit Suisse Asset Management, LLC. It is an asset-weighted hedge fund index and includes only hedge funds. It is rebalanced semiannually, is shown net of all performance fees and provides a rules-based and investable index, enabling investors to utilize the performance of a diversified market barometer for the hedge fund industry. It is the exclusive property of Credit Suisse Asset Management, LLC. The index does not have transaction costs and investors may not invest directly in the index.

4  The Credit Suisse Liquid Alternative Beta Index reflects the return of a dynamic basket of liquid, investable market factors selected and weighted in accordance with an algorithm that aims to approximate the aggregate returns of the universe of hedge fund managers as represented by the Credit Suisse Hedge Fund Index. The index does not have transaction costs and investors may not invest directly in the index.

4

Credit Suisse Multialternative Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2018 (unaudited)

Average Annual Returns as of October 31, 20181

	1 Year	5 Years	Since Inception[2]
Class I	(0.29)%	1.73%	2.15%
Class A Without Sales Charge	(0.68)%	1.46%	1.89%
Class A With Maximum Sales Charge	(5.90)%	0.37%	1.06%
Class C Without CDSC[3]	1.75%	1.77%	1.64%
Class C With CDSC[3]	0.78%	1.77%	1.64%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gain distributions, if any. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratios are 1.84% for Class I shares and 2.08% for Class A shares. The annualized net expense ratios after fee waivers and/or expense reimbursements and excluding securities sold short dividend expense are 0.85% for Class I shares and 1.10% for Class A.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund entered into a written contract to limit expenses to 0.85% of the Fund's average daily net assets for Class I shares, 1.10% of the Fund's average daily net assets for Class A shares and 1.85% of the Fund's average daily net assets for Class C shares through at least February 28, 2020. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Inception Date: March 30, 2012.

3  Returns are for the one-year and five-year periods ending February 14, 2018, and for the period from inception through February 14, 2018. Class C was redeemed on February 15, 2018 and currently has no shareholders.

5

Credit Suisse Multialternative Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2018 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended October 31, 2018.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

6

Credit Suisse Multialternative Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2018 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended October 31, 2018

Actual Fund Return	Class I	Class A
Beginning Account Value 05/01/18	$1,000.00	$1,000.00
Ending Account Value 10/31/18	$995.00	$993.00
Expenses Paid per $1,000*	$4.48	$5.73
Hypothetical 5% Fund Return
Beginning Account Value 05/01/18	$1,000.00	$1,000.00
Ending Account Value 10/31/18	$1,020.72	$1,019.46
Expenses Paid per $1,000*	$4.53	$5.80
	Class I	Class A
Annualized Expense Ratios**	0.89%	1.14%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

7

Credit Suisse Multialternative Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2018 (unaudited)

Investment Type Breakdown*

Common Stocks	61.34%
Exchange-Traded Funds	38.42
Purchased Options	0.24
Total	100.00%

*  Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.

8

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments
October 31, 2018

	Number of Shares	Value
COMMON STOCKS (28.4%)
BELGIUM (0.3%)
Insurance (0.3%)
Ageas	6,175	$309,075
CANADA (1.1%)
Metals & Mining (1.1%)
Nevsun Resources Ltd.(1)	255,691	1,139,000
DENMARK (1.5%)
Banks (0.2%)
Danske Bank AS	9,963	190,742
Chemicals (0.3%)
Novozymes AS, Class B	6,148	303,720
Electrical Equipment (0.3%)
Vestas Wind Systems AS	5,038	316,041
Healthcare Equipment & Supplies (0.2%)
William Demant Holding AS(1)	7,750	254,841
Pharmaceuticals (0.3%)
Novo Nordisk AS, Class B	6,788	293,248
Textiles, Apparel & Luxury Goods (0.2%)
Pandora AS	4,572	285,828
		1,644,420
FINLAND (0.3%)
Computers & Peripherals (0.3%)
Nokia Oyj	54,119	305,803
FRANCE (0.3%)
Electrical Equipment (0.3%)
Schneider Electric SE	3,736	270,249
GERMANY (0.9%)
Insurance (0.6%)
Allianz SE, Reg S(2)	1,508	314,257
Muenchener Rueckversicherungs-Gesellschaft AG, Reg S(2)	1,474	316,705
		630,962
Machinery (0.3%)
GEA Group AG	9,221	280,288
		911,250
ISRAEL (1.8%)
Household Durables (1.8%)
SodaStream International Ltd.(1)	13,098	1,878,122

See Accompanying Notes to Consolidated Financial Statements.
9

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2018

	Number of Shares	Value
COMMON STOCKS (continued)
ITALY (0.2%)
Automobiles (0.2%)
Ferrari NV	2,290	$268,258
JERSEY (0.2%)
Trading Companies & Distributors (0.2%)
Ferguson PLC	3,847	259,272
NETHERLANDS (1.4%)
Insurance (0.3%)
NN Group NV	7,796	334,863
Media (0.3%)
Altice Europe NV, Class B(1)	9,627	22,980
Wolters Kluwer NV	5,563	315,726
		338,706
Software (0.8%)
Gemalto NV(1)	15,254	870,399
		1,543,968
SWEDEN (0.3%)
Tobacco (0.3%)
Swedish Match AB	6,205	316,471
SWITZERLAND (1.1%)
Electrical Equipment (0.3%)
ABB Ltd., Reg S(2)	13,877	279,574
Insurance (0.6%)
Baloise Holding AG, Reg S(2)	2,088	298,815
Swiss Re AG	3,515	317,562
		616,377
Professional Services (0.2%)
SGS S.A., Reg S(2)	114	271,092
		1,167,043
UNITED KINGDOM (6.9%)
Airlines (0.3%)
International Consolidated Airlines Group S.A.	34,905	269,432
Beverages (0.3%)
Diageo PLC	8,817	304,710
Food Products (0.3%)
Unilever PLC	5,688	301,185
Household Durables (0.3%)
Berkeley Group Holdings PLC	6,307	281,781

See Accompanying Notes to Consolidated Financial Statements.
10

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2018

	Number of Shares	Value
COMMON STOCKS (continued)
UNITED KINGDOM
Insurance (2.1%)
Jardine Lloyd Thompson Group PLC	92,434	$2,227,507
Internet Software & Services (0.3%)
Auto Trader Group PLC(3)	56,036	292,705
Media (0.9%)
Pearson PLC	26,892	308,825
RELX PLC(1)	30,341	600,219
		909,044
Metals & Mining (0.5%)
Rio Tinto Ltd.	5,225	284,545
Rio Tinto PLC	5,772	280,136
		564,681
Multi-Utilities (0.3%)
National Grid PLC	28,218	297,991
Multiline Retail (0.2%)
Next PLC	3,981	264,376
Professional Services (0.3%)
Experian PLC	12,621	290,170
Real Estate Investment Trusts (0.5%)
Land Securities Group PLC	25,038	272,270
The British Land Co. PLC	35,195	265,710
		537,980
Specialty Retail (0.2%)
Kingfisher PLC	79,656	258,565
Textiles, Apparel & Luxury Goods (0.2%)
Burberry Group PLC	10,953	253,356
Trading Companies & Distributors (0.2%)
Ashtead Group PLC	10,531	259,885
		7,313,368
UNITED STATES (12.1%)
Healthcare Equipment & Supplies (0.4%)
K2M Group Holdings, Inc.(1)	13,376	366,235
Insurance (2.8%)
Aspen Insurance Holdings, Ltd.	44,435	1,860,938
Navigators Group, Inc.	16,183	1,119,054
		2,979,992
Multi-Utilities (1.7%)
Vectren Corp.	25,267	1,807,349
Professional Services (1.7%)
Dun & Bradstreet Corp.	13,045	1,856,043

See Accompanying Notes to Consolidated Financial Statements.
11

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2018

	Number of Shares	Value
COMMON STOCKS (continued)
UNITED STATES
Real Estate Investment Trusts (1.9%)
Forest City Realty Trust, Inc.	79,431	$1,998,484
Semiconductor Equipment & Products (1.6%)
Integrated Device Technology, Inc.(1)	36,535	1,710,203
Software (1.7%)
CA, Inc.	41,333	1,833,532
Specialty Retail (0.3%)
Rent-A-Center, Inc.(1)	24,465	348,626
		12,900,464
TOTAL COMMON STOCKS (Cost $31,415,498)		30,226,763
EXCHANGE-TRADED FUNDS (17.8%)
UNITED STATES (17.8%)
Diversified Financial Services (17.8%)
Alerian MLP ETF(4)	161,274	1,583,711
Invesco FTSE RAFI Emerging Markets ETF	416,048	8,333,441
iShares U.S. Preferred Stock ETF(4)	159,885	5,778,244
Vanguard FTSE Emerging Markets ETF	85,464	3,235,667
TOTAL EXCHANGE-TRADED FUNDS (Cost $19,727,278)		18,931,063

Number of Contracts
PURCHASED OPTIONS (0.1%)
Put Purchased Options (0.1%)
88	S&P 500 Index, Strike @ 2,580, expires 11/16/18 (Cost $82,460)	118,800
SHORT-TERM INVESTMENT (2.9%)

State Street Navigator Securities Lending Government Money Market Portfolio, 2.22%(5) (Cost $3,047,959)	3,047,959	3,047,959
TOTAL INVESTMENTS AT VALUE (49.2%) (Cost $54,273,195)		52,324,585
OTHER ASSETS IN EXCESS OF LIABILITIES (50.8%)		53,975,574
NET ASSETS (100.0%)		$106,300,159

(1)  Non-income producing security.

(2)  REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2018, these securities amounted to a value of $292,705 or 0.3% of net assets.

(4)  Security or portion thereof is out on loan (See note 2-M).

(5)  Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at October 31, 2018.

See Accompanying Notes to Consolidated Financial Statements.
12

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2018

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Net Unrealized Appreciation (Depreciation)
AUD	1,403,705	USD	1,001,767	11/20/18	BNP Paribas	$1,001,767	$995,076	$(6,691)
CAD	2,035,193	USD	1,590,479	12/19/18	Goldman Sachs	1,590,479	1,551,257	(39,222)
EUR	942,729	USD	1,096,689	12/19/18	Goldman Sachs	1,096,689	1,072,686	(24,003)
GBP	1,090,569	USD	1,442,801	11/20/18	BNP Paribas	1,442,801	1,394,537	(48,264)
GBP	3,298,910	USD	4,433,602	12/19/18	JPMorgan Chase	4,433,602	4,225,309	(208,293)
NOK	11,985,054	USD	1,472,794	11/20/18	BNP Paribas	1,472,794	1,426,993	(45,801)
NZD	7,238,946	USD	4,775,822	11/20/18	BNP Paribas	4,775,822	4,727,962	(47,860)
USD	2,335,769	CAD	3,019,552	11/19/18	BNP Paribas	(2,335,769)	(2,299,991)	35,778
USD	6,981,382	EUR	6,013,314	11/20/18	BNP Paribas	(6,981,382)	(6,822,800)	158,582
USD	3,171,491	CHF	3,129,961	11/20/18	BNP Paribas	(3,171,491)	(3,116,503)	54,988
USD	5,684,896	JPY	636,456,436	11/20/18	BNP Paribas	(5,684,896)	(5,646,729)	38,167
USD	1,250,317	SEK	11,089,851	11/20/18	BNP Paribas	(1,250,317)	(1,215,101)	35,216
USD	5,662,572	EUR	4,807,544	12/19/18	Goldman Sachs	(5,662,572)	(5,470,274)	192,298
USD	7,151,911	GBP	5,458,391	12/19/18	Goldman Sachs	(7,151,911)	(6,991,214)	160,697
USD	1,875,680	DKK	11,864,814	12/19/18	JPMorgan Chase	(1,875,680)	(1,809,967)	65,713
USD	1,301,949	CHF	1,247,624	12/19/18	JPMorgan Chase	(1,301,949)	(1,246,201)	55,748
USD	4,279,857	GBP	3,298,910	12/19/18	JPMorgan Chase	(4,279,857)	(4,225,308)	54,549
USD	2,709,411	CAD	3,515,644	12/19/18	Goldman Sachs	(2,709,411)	(2,679,681)	29,730
USD	153,834	SEK	1,381,741	12/19/18	JPMorgan Chase	(153,834)	(151,866)	1,968
								$463,300

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Agriculture
Coffee "C" Futures	USD	Mar 2019	78	$3,406,163	$(103,974)
Corn Futures	USD	Mar 2019	505	9,487,687	(64,241)
Cotton No. 2 Futures	USD	Mar 2019	55	2,153,250	(15,791)
Wheat Futures	USD	Mar 2019	303	7,817,400	(34,405)
					$(218,411)
Energy
Brent Crude Oil Futures	USD	Mar 2019	170	12,765,300	$(275,086)
Index Contracts
CBOE Volatility Index Futures	USD	Dec 2018	255	5,042,625	$524,034
CBOE Volatility Index Futures	USD	Feb 2019	169	3,341,975	297,067
					$821,101

See Accompanying Notes to Consolidated Financial Statements.
13

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2018

Futures Contracts (continued)

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Industrial Metals
LME Nickel Futures	USD	Nov 2018	96	$6,589,728	$(981,840)
LME Nickel Futures	USD	Jan 2019	58	3,998,868	(454,607)
LME Primary Aluminum Futures	USD	Nov 2018	214	10,416,450	(696,007)
LME Primary Aluminum Futures	USD	Jan 2019	129	6,283,912	(347,609)
LME Zinc Futures	USD	Nov 2018	97	6,175,869	(227,631)
LME Zinc Futures	USD	Jan 2019	58	3,621,013	(67,555)
					$(2,775,249)
Interest Rate Contracts
10YR AUS Bond Futures	AUD	Dec 2018	94	8,621,795	$31,402
10YR JGB Mini Futures	JPY	Dec 2018	69	9,203,464	(10,871)
EURO Bund Futures	EUR	Dec 2018	181	32,866,434	89,915
Long Gilt Futures	GBP	Dec 2018	91	14,233,248	18,523
					$128,969
Livestock
Lean Hogs Futures	USD	Feb 2019	96	2,508,480	$(30,909)
Live Cattle Futures	USD	Feb 2019	129	6,305,520	(18,407)
					$(49,316)
Precious Metals
Copper Futures	USD	Mar 2019	132	8,837,400	$(189,313)
Gold100 OZ Futures	USD	Feb 2019	134	16,358,720	(167,845)
Silver Futures	USD	Mar 2019	63	4,535,685	(74,134)
					$(431,292)
Contracts to Sell
Agriculture
Coffee "C" Futures	USD	Dec 2018	(78)	(3,296,475)	$101,601
Corn Futures	USD	Dec 2018	(505)	(9,172,063)	60,434
Cotton No. 2 Futures	USD	Dec 2018	(55)	(2,113,650)	16,074
Wheat Futures	USD	Dec 2018	(303)	(7,582,575)	(11,580)
					$166,529
Energy
Brent Crude Oil Futures	USD	Jan 2019	(170)	(12,756,800)	$288,885
Foreign Exchange Contracts
AUD Currency Futures	USD	Dec 2018	(52)	(3,680,040)	$54,221
CAD Currency Futures	USD	Dec 2018	(58)	(4,407,710)	51,427
EURO Currency Futures	USD	Dec 2018	(31)	(4,400,256)	119,767
GBP Currency Futures	USD	Dec 2018	(47)	(3,758,825)	83,496

See Accompanying Notes to Consolidated Financial Statements.
14

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2018

Futures Contracts (continued)

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Sell
JPY Currency Futures	USD	Dec 2018	(36)	$(3,993,975)	$79,417
					$388,328
Index Contracts
CBOE Volatility Index Futures	USD	Jan 2019	(526)	(10,480,550)	$(1,044,675)
Hang Seng Index Futures	HKD	Nov 2018	(10)	(1,588,833)	3,779
FTSE 100 Index Futures	GBP	Dec 2018	(31)	(2,816,684)	(53,924)
Nikkei 225 Index Futures OSE	JPY	Dec 2018	(7)	(1,357,140)	(25,498)
S&P 500 E Mini Index Futures	USD	Dec 2018	(178)	(24,128,790)	1,407,519
EURO Stoxx 50 Index Futures	EUR	Dec 2018	(424)	(15,344,390)	753,302
					$1,040,503
Industrial Metals
LME Nickel Futures	USD	Nov 2018	(96)	(6,589,728)	$998,445
LME Nickel Futures	USD	Jan 2019	(58)	(3,998,868)	425,113
LME Primary Aluminum Futures	USD	Nov 2018	(214)	(10,416,450)	651,825
LME Primary Aluminum Futures	USD	Jan 2019	(129)	(6,283,913)	376,453
LME Zinc Futures	USD	Nov 2018	(97)	(6,175,869)	46,232
LME Zinc Futures	USD	Jan 2019	(58)	(3,621,012)	190,769
					$2,688,837
Interest Rate Contracts
10YR CAD Bond Futures	CAD	Dec 2018	(242)	(24,352,027)	$247,479
10YR U.S. Treasury Note Futures	USD	Dec 2018	(145)	(17,173,438)	91,423
					$338,902
Livestock
Lean Hogs Futures	USD	Dec 2018	(96)	(2,244,480)	$(5,789)
Live Cattle Futures	USD	Dec 2018	(129)	(6,034,620)	25,183
					$19,394
Precious Metals
Copper Futures	USD	Dec 2018	(132)	(8,774,700)	$185,812
Gold100 OZ Futures	USD	Dec 2018	(134)	(16,281,000)	163,205
Silver Futures	USD	Dec 2018	(63)	(4,498,830)	72,961
					$421,978
					$2,554,072

See Accompanying Notes to Consolidated Financial Statements.
15

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2018

Credit Default Swap Contracts Bought

Currency	Notional Amount	Expiration Date	Counterparty	Referenced Obligation	Rate Received (Paid)	Credit Received at 10/31/2018	Market Value	Upfront Premiums Received	Upfront Premiums Paid	Net Unrealized Appreciation (Depreciation)
USD	$4,600,000	12/20/23	JPMorgan Chase	CDX HY CDSI S31 5Y PRC Corp.	5.0%	$—	$(244,148)	$(327,864)	$—	$83,716

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$3,156,796	05/17/19	Barclays Bank PLC	Barclays U.S. Short Variance Index(a)	0.40%	$—	$—	$(19,709)
USD	11,191,919	06/18/19	Barclays Bank PLC	Barclays Hedging Insights Index	0.15%	—	—	179,431
USD	4,887,714	06/18/19	Barclays Bank PLC	Barclays Hedging Insights Index	0.15%	—	—	47,955
USD	15,279,122	06/18/19	Barclays Bank PLC	Barclays Hedging Insights Index	0.15%	—	—	104,766
USD	766,926	06/18/19	Barclays Bank PLC	Barclays Hedging Insights Index	0.15%	—	—	7,373
USD	480,000	12/20/18	BNP Paribas	iBoxx $ Liquid High Yield Index	2.37%	—	—	4,664
USD	1,000,001	12/20/18	BNP Paribas	iBoxx $ Liquid High Yield Index	2.37%	—	—	14,227
USD	5,360,000	06/20/19	BNP Paribas	2.37%	iBoxx $ Liquid High Yield Index	—	—	(167,875)
USD	8,087,711	06/21/19	BNP Paribas	2.22%	Vanguard FTSE Emerging Market	—	—	132,378
USD	56,451	04/24/19	Goldman Sachs	Connecticut Water Service, Inc.	2.65%	—	—	(49)
USD	9,604,522	06/18/19	Deutsche Bank	DB Trend Intraday Equity Index(b)	0.00%	—	—	202,110
USD	13,551,955	06/18/19	Deutsche Bank	DB Trend Intraday Equity Index(b)	0.00%	—	—	43,603
USD	547,683	06/18/19	Deutsche Bank	DB Trend Intraday Equity Index(b)	0.00%	—	—	9,512

See Accompanying Notes to Consolidated Financial Statements.
16

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2018

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$5,078,133	06/18/19	Deutsche Bank	DB Trend Intraday Equity Index(b)	0.00%	$—	$—	$48,061
EUR	535,529	11/20/18	Goldman Sachs	Linde AG	1.00%	—	—	42,436
USD	558,744	11/20/18	Goldman Sachs	1.00%	Linde PLC	—	—	(4,184)
USD	771,895	12/17/18	Goldman Sachs	Aetna, Inc.	2.65%	—	—	(20,157)
USD	249,777	12/17/18	Goldman Sachs	1.90%	CVS Health Corp.	—	—	19,939
USD	19,700,000	12/20/18	Goldman Sachs	iBoxx $ Liquid High Yield Index	2.37%	—	—	(200,848)
USD	1,000,000	12/20/18	Goldman Sachs	Markit iBoxx USD Liquid Levera	2.37%	—	—	6,858
USD	294,513	01/14/19	Goldman Sachs	1.90%	Dominion Energy, Inc.	—	—	1,763
USD	237,460	01/14/19	Goldman Sachs	Scana Corp.	2.65%	—	—	7,966
SEK	528,403	01/21/19	Goldman Sachs	1.00%	Tele2 AB-B	—	—	15,641
SEK	705,233	01/21/19	Goldman Sachs	Comhem Holding	1.00%	—	—	(21,824)
USD	661,397	03/18/19	Goldman Sachs	1.90%	Cigna Corp.	—	—	5,856
USD	1,209,690	03/18/19	Goldman Sachs	Express Scripts Holding Co.	2.65%	—	—	11,841
USD	206,389	03/18/19	Goldman Sachs	1.90%	Lumentum Holdings, Inc.	—	—	1,015
USD	502,813	03/18/19	Goldman Sachs	Oclaro, Inc.	2.65%	—	—	(17,135)
USD	709,519	03/18/19	Goldman Sachs	1.90%	Dominion Energy, Inc.	—	—	4,246
USD	14,449	03/18/19	Goldman Sachs	1.90%	Penn National Gaming, Inc.	—	—	2,771
USD	37,327	03/18/19	Goldman Sachs	Pinnacle Entertainment, Inc.	2.65%	—	—	(57)
USD	571,950	03/18/19	Goldman Sachs	Scana Corp.	2.65%	—	—	19,188
USD	259,952	03/19/19	Goldman Sachs	Pinnacle Entertainment, Inc.	2.65%	—	—	(399)
USD	100,604	03/19/19	Goldman Sachs	1.90%	Penn National Gaming, Inc.	—	—	19,290
USD	4,800,000	03/20/19	Goldman Sachs	Markit iBoxx USD Liquid Levera	2.37%	—	—	(52,554)
USD	259,840	03/25/19	Goldman Sachs	Connecticut Water Service, Inc.	2.65%	—	—	(225)
USD	373,518	03/25/19	Goldman Sachs	1.90%	KLA-Tencor Corp.	—	—	29,328
See Accompanying Notes to Consolidated Financial Statements.
17

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2018

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$889,498	03/25/19	Goldman Sachs	Orbotech Ltd.	2.65%	$—	$—	$(48,272)
USD	671,890	04/08/19	Goldman Sachs	1.90%	CME Group, Inc.	—	—	(5,732)
GBP	1,132,602	04/08/19	Goldman Sachs	NEX Group PLC	1.17%	—	—	102,154
USD	826,899	04/24/19	Goldman Sachs	Aetna, Inc.	2.65%	—	—	(21,594)
USD	285,613	04/24/19	Goldman Sachs	1.90%	Cigna Corp.	—	—	2,529
USD	145,897	04/24/19	Goldman Sachs	1.90%	CME Group, Inc.	—	—	(1,245)
USD	267,478	04/24/19	Goldman Sachs	2.65%	CVS Health Corp.	—	—	21,352
USD	81,161	04/24/19	Goldman Sachs	1.90%	KLA-Tencor Corp.	—	—	6,373
USD	89,080	04/24/19	Goldman Sachs	1.90%	Lumentum Holdings, Inc.	—	—	438
USD	218,280	04/22/19	Goldman Sachs	2.65%	Dominion Energy, Inc.	—	—	1,306
USD	522,403	04/22/19	Goldman Sachs	Express Scripts Holding Co.	2.65%	—	—	5,114
USD	159,186	04/22/19	Goldman Sachs	Pinnacle Entertainment, Inc.	2.65%	—	—	(244)
USD	61,612	04/22/19	Goldman Sachs	1.90%	Penn National Gaming, Inc.	—	—	11,814
USD	193,361	04/22/19	Goldman Sachs	Orbotech Ltd.	2.65%	—	—	(10,494)
USD	175,964	04/22/19	Goldman Sachs	Scana Corp.	2.65%	—	—	5,903
USD	217,124	04/22/19	Goldman Sachs	Oclaro, Inc.	2.65%	—	—	(7,399)
USD	299,245	04/22/19	Goldman Sachs	1.00%	Linde PLC	—	—	(2,241)
USD	299,081	04/23/19	Goldman Sachs	1.00%	Linde PLC	—	—	(2,240)
GBP	246,216	04/23/19	Goldman Sachs	NEX Group PLC	1.17%	—	—	22,207
EUR	412,675	04/23/19	Goldman Sachs	Gemalto	0.08%	—	—	1,133
EUR	203,522	04/23/19	Goldman Sachs	Linde AG	1.00%	—	—	16,127
EUR	203,316	04/23/19	Goldman Sachs	Linde AG	1.00%	—	—	16,111
USD	1,687,291	05/16/19	Goldman Sachs	0.20%	Bloomberg Precious Metals Index	—	—	131,943
USD	667,429	05/16/19	Goldman Sachs	Bloomberg Energy Index	0.20%	—	—	5,002
USD	1,309,139	05/16/19	Goldman Sachs	0.20%	Bloomberg Agriculture Index	—	—	133,027
USD	1,241,830	05/16/19	Goldman Sachs	Bloomberg Energy Index	0.20%	—	—	33,905

See Accompanying Notes to Consolidated Financial Statements.
18

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2018

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$681,845	05/16/19	Goldman Sachs	0.20%	Bloomberg Industrial Metals index	$—	$—	$64,831
USD	769,077	05/16/19	Goldman Sachs	0.20%	Bloomberg Industrial Metals index	—	—	47,903
USD	32,775,621	05/16/19	Goldman Sachs	Goldman Sachs RP Equity World Long Short Series 53 Excess Index(c)	0.20%	—	—	5,425
USD	344,740	07/01/19	Goldman Sachs	1.00%	Linde PLC	—	—	(2,582)
USD	282,162	07/01/19	Goldman Sachs	1.90%	Cigna Corp.	—	—	2,498
GBP	410,709	07/01/19	Goldman Sachs	NEX Group PLC	1.17%	—	—	37,043
USD	243,646	07/01/19	Goldman Sachs	1.90%	CME Group, Inc.	—	—	(2,079)
USD	214,452	07/01/19	Goldman Sachs	Oclaro, Inc.	2.65%	—	—	(7,308)
USD	476,094	07/01/19	Goldman Sachs	Aetna, Inc.	2.65%	—	—	(12,433)
USD	135,400	07/01/19	Goldman Sachs	1.90%	KLA-Tencor Corp.	—	—	10,631
USD	117,446	07/01/19	Goldman Sachs	1.90%	Cadence Bancorp.	—	—	16,830
USD	88,037	07/01/19	Goldman Sachs	1.90%	Lumentum Holdings, Inc.	—	—	433
USD	208,382	07/01/19	Goldman Sachs	MB Financial, Inc.	2.65%	—	—	(9,027)
USD	26	07/01/19	Goldman Sachs	1.94%	Cohu, Inc.	—	—	5
USD	322,545	07/01/19	Goldman Sachs	Orbotech Ltd.	2.65%	—	—	(17,504)
USD	102,767	07/01/19	Goldman Sachs	1.90%	Penn National Gaming, Inc.	—	—	19,705
USD	94,223	07/01/19	Goldman Sachs	Service,Inc.	Connecticut Water 2.65%	—	—	(82)
USD	154,036	07/01/19	Goldman Sachs	1.90%	CVS Health Corp.	—	—	12,296
USD	265,560	07/01/19	Goldman Sachs	Pinnacle Entertainment, Inc.	2.65%	—	—	(407)
USD	184,066	07/01/19	Goldman Sachs	1.90%	Fifth Third Bancorp.	—	—	8,334
USD	55,210	07/01/19	Goldman Sachs	Guaranty Bancorp.	2.65%	—	—	(7,515)
USD	55,632	07/01/19	Goldman Sachs	1.90%	Independent Bank Group, Inc.	—	—	7,741

See Accompanying Notes to Consolidated Financial Statements.
19

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2018

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$293,493	07/01/19	Goldman Sachs	Scana Corp.	2.65%	$—	$—	$9,846
USD	364,064	07/01/19	Goldman Sachs	1.90%	Dominion Energy, Inc.	—	—	2,179
USD	515,969	07/01/19	Goldman Sachs	Express Scripts Holding Co.	2.65%	—	—	5,051
USD	116,859	07/01/19	Goldman Sachs	State Bank Financial Corp.	2.65%	—	—	(16,318)
EUR	288,220	07/01/19	Goldman Sachs	Linde AG	1.00%	—	—	22,839
USD	611,607	07/05/19	Goldman Sachs	1.90%	Conagra Brands, Inc.	—	—	(36,598)
USD	1,811,039	07/05/19	Goldman Sachs	Pinnacle Foods, Inc.	2.65%	—	—	58,041
USD	46,307	07/05/19	Goldman Sachs	Synnex Corp.	2.65%	—	—	(6,493)
USD	743,863	08/15/19	Goldman Sachs	Beneficial Bancorp, Inc.	2.65%	—	—	(58,738)
USD	625,267	08/15/19	Goldman Sachs	1.90%	WSFS Financial Corp.	—	—	63,530
USD	292,405	08/22/19	Goldman Sachs	1.90%	Cabot Microelectronics Corp.	—	—	7,159
USD	1,099,766	08/22/19	Goldman Sachs	KMG Chemicals, Inc.	2.65%	—	—	(3,798)
USD	2,077,018	08/22/19	Goldman Sachs	Energen Corp.	2.65%	—	—	(358,230)
USD	2,097,745	08/22/19	Goldman Sachs	1.90%	Diamondback Energy, Inc.	—	—	369,086
USD	1,053,681	09/12/19	Goldman Sachs	Engility Holdings, Inc.	2.65%	—	—	(86,352)
USD	1,069,775	09/12/19	Goldman Sachs	1.90%	Science Applications International Corp.	—	—	94,689
USD	24,706,240	09/25/19	Goldman Sachs	US CAD Basket	2.65%	—	—	(1,303,125)
USD	1,330,093	10/03/19	Goldman Sachs	Sonic Corp.	2.65%	—	—	(921)
USD	444,765	10/03/19	Goldman Sachs	XO Group, Inc.	2.65%	—	—	1,289
USD	447,787	10/10/19	Goldman Sachs	Access National Corp.	2.66%	—	—	(50,836)
USD	447,120	10/10/19	Goldman Sachs	1.91%	Union Bankshares Corp.	—	—	55,739
USD	1,645,223	10/17/19	Goldman Sachs	Esterline Technologies Corp.	2.66%	—	—	(70)

See Accompanying Notes to Consolidated Financial Statements.
20

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2018

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$1,329,403	10/17/19	Goldman Sachs	Imperva, Inc.	2.66%	$—	$—	$(2,996)
USD	441,780	10/17/19	Goldman Sachs	Cambium Learning Group, Inc.	2.66%	—	—	(257)
USD	10,000,000	12/19/18	JPMorgan Chase	J.P. Morgan EMBI Global Core	2.77%	—	—	(203,508)
USD	8,900,000	12/20/18	JPMorgan Chase	JPMorgan Yield Index	iBoxx $ Liquid High 2.37%	—	—	(66,658)
USD	2,720,000	03/20/19	JPMorgan Chase	iBoxx $ Liquid High Yield Index	2.37%	—	—	38,697
			JPMorgan	State Bank
USD	834,359	06/17/19	Chase	Financial Corp.	2.63%	—	—	(116,507)
			JPMorgan		Cadence
USD	838,574	06/17/19	Chase	1.88%	Bancorp.	—	—	120,169
USD	1,487,630	06/24/19	JPMorgan Chase	MB Financial, Inc.	2.63%	—	—	(64,443)
USD	1,314,244	06/24/19	JPMorgan Chase	1.88%	Fifth Third Bancorp.	—	—	59,506
USD	181,624	06/28/19	JPMorgan Chase	Guaranty Bancorp.	2.63%	—	—	(24,723)
USD	92,860	06/28/19	JPMorgan Chase	Guaranty Bancorp.	2.63%	—	—	(12,640)
USD	181,764	06/28/19	JPMorgan Chase	1.88%	Independent Bank Group, Inc.	—	—	25,291
USD	93,976	06/28/19	JPMorgan Chase	1.88%	Independent Bank Group, Inc.	—	—	13,076
USD	20,363,983	11/16/18	JPMorgan Chase	J.P. Morgan Seasonal Spreads Portfolio Commodity Index	0.60%	—	—	(19,419)
USD	7,776,139	08/16/19	JPMorgan Chase	JPMorgan Helix 2 Index	0.70%	—	—	(23,778)
USD	45,154,059	08/16/19	JPMorgan Chase	JPMorgan Helix 2 Index	0.70%	—	—	(138,070)

See Accompanying Notes to Consolidated Financial Statements.
21

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2018

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$33,081,404	08/16/19	JPMorgan Chase	J.P. Morgan Seasonal Spreads Portfolio Commodity Index	0.60%	$—	$—	$(31,823)
USD	1,313,254	11/25/19	JPMorgan Chase	Endocyte, Inc.	2.64%	—	—	9,325
USD	10,776,948	08/16/19	Macquarie Bank Ltd.	Macquarie Commodity Volatility Basket 2	0.10%	—	—	(162,179)
USD	2,402,219	08/16/19	Macquarie Bank Ltd.	Macquarie Commodity Volatility Basket 2	0.10%	—	—	(14,943)
								$(778,994)

(a)  The index intends to provide exposure to a variance swap with underlying S&P 500 Index.

(b)  The DB Trend Intraday Equity Index is a proprietary index of Deutsche Bank AG intended to track the performance of a strategy that trades the daily trend of the S&P 500 (the Underlying Index).

(c)  The index intends to provide synthetic exposure to the performance of a basket comprising a 300% long position in the Goldman Sachs RP Equity World Long Short Series 37K Excess Return Strategy which, in turn, is an index that provides exposure to a basket comprised of a short position in the USD Goldman Sachs Overnight Money Market Index, a short position in the MSCI Daily TR Gross World USD, and a long position in certain equity investments. The top 50 constituent investments (based on absolute market value) held within the index are as follows:

Equity Name	Ticker	Total Weight	10/31/18 Price	10/31/18 Value
MSCI Daily TR Gross World USD Index	GDDUWI	-257.94%	$8,309.11	$(84,555,662)
Cash	NA	-41.98%	1.00	(13,763,044)
HORMEL FOODS CORP	HRL	1.39%	43.64	454,657
F5 NETWORKS INC	FFIV	1.37%	175.28	450,022
VERIZON COMMUNICATIONS INC	VZ	1.37%	57.09	448,937
ROSS STORES INC	ROST	1.35%	99.00	443,551
CA INC	CA	1.33%	44.36	436,386
EXELON CORP	EXC	1.32%	43.81	434,287
PROGRESSIVE CORP	PGR	1.32%	69.70	433,570
REGIONS FINANCIAL CORP	RF	1.32%	16.97	432,635
AGNC INVESTMENT CORP	AGNC	1.32%	17.84	432,388
CITIZENS FINANCIAL GROUP	CFG	1.32%	37.35	431,806
ANTHEM INC	ANTM	1.31%	275.57	430,964
NUCOR CORP	NUE	1.31%	59.12	430,827
TWENTY-FIRST CENTURY FOX-B	FOX	1.31%	45.18	429,626
ANNALY CAPITAL MANAGEMENT IN	NLY	1.31%	9.87	429,389

See Accompanying Notes to Consolidated Financial Statements.
22

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2018

Equity Name	Ticker	Total Weight	10/31/18 Price	10/31/18 Value
ZOETIS INC	ZTS	1.30%	$90.15	$427,674
FIDELITY NATIONAL INFO SERV	FIS	1.30%	104.10	426,882
APPLE INC	AAPL	1.30%	218.86	425,966
CLOROX COMPANY	CLX	1.30%	148.45	424,822
PUBLIC SERVICE ENTERPRISE GP	PEG	1.30%	53.43	424,745
HUMANA INC	HUM	1.29%	320.41	423,610
NISSAN MOTOR CO LTD	7201 JT	1.29%	1,027.50	423,324
CHURCH & DWIGHT CO INC	CHD	1.29%	59.37	421,664
PFIZER INC	PFE	1.29%	43.06	421,312
NATIONAL GRID PLC	NG/ LN	1.28%	8.29	419,879
JAZZ PHARMACEUTICALS PLC	JAZZ	1.28%	158.82	419,851
JACK HENRY & ASSOCIATES INC	JKHY	1.28%	149.83	419,670
RESMED INC	RMD	1.28%	105.92	419,143
UNIVERSAL HEALTH SERVICES-B	UHS	1.28%	121.56	418,987
NTT DOCOMO INC	9437 JT	1.27%	2,844.50	417,258
L'OREAL	OR FP	1.27%	198.90	416,660
STEEL DYNAMICS INC	STLD	1.27%	39.60	415,804
TOTAL SYSTEM SERVICES INC	TSS	1.26%	91.15	413,364
ARCHER-DANIELS-MIDLAND CO	ADM	1.26%	47.25	413,259
MCCORMICK & CO-NON VTG SHRS	MKC	1.26%	144.00	412,908
ACCENTURE PLC-CL A	ACN	1.25%	157.62	410,784
CAN IMPERIAL BK OF COMMERCE	CM	1.25%	113.68	410,550
AFLAC INC	AFL	1.25%	43.07	408,250
ROCKWELL COLLINS INC	COL	1.24%	128.02	407,548
AKAMAI TECHNOLOGIES INC	AKAM	1.24%	72.25	406,985
CENTERPOINT ENERGY INC	CNP	1.24%	27.01	406,430
REPSOL SA	REP SQ	1.23%	15.82	402,917
SWISSCOM AG-REG	SCMN	1.23%	461.40	402,191
DBS GROUP HOLDINGS LTD	DBS	1.22%	23.46	399,584
QUEST DIAGNOSTICS INC	DGX	1.22%	94.11	399,364
NIPPON TELEGRAPH & TELEPHONE	9432 JT	1.21%	4,750.00	396,927
PHILLIPS 66	PSX	1.15%	102.82	376,148
CENTENE CORP	CNC	1.14%	130.32	373,508
EXPEDITORS INTL WASH INC	TXT	1.14%	67.18	372,108

Written Options

Number of Contracts	Counterparty	Put Written Options	Expiration Date	Notional Amount	Premiums Received	Current Value	Net Unrealized Appreciation (Depreciation)
48	Jefferies & Company, Inc.	S&P 500 Index, Strike @ 2,710	11/16/18	4,800	$111,934	$(218,880)	$(106,946)
41	Jefferies & Company, Inc.	S&P 500 Index, Strike @ 2,765	11/16/18	4,100	190,566	(304,630)	(114,064)
							$(221,010)

See Accompanying Notes to Consolidated Financial Statements.
23

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2018

Currency Abbreviations:

AUD = Australian Dollar

CAD = Canadian Dollar

CHF = Swiss Franc

DKK = Danish Krone

EUR = Euro

GBP = British Pound

HKD = Hong Kong Dollar

JPY = Japanese Yen

NOK = Norwegian Krone

NZD = New Zealand Dollar

SEK = Swedish Krona

USD = United States Dollar

See Accompanying Notes to Consolidated Financial Statements.
24

Credit Suisse Multialternative Strategy Fund
Consolidated Statement of Assets and Liabilities
October 31, 2018

Assets
Investments at value, including collateral for securities on loan of $3,047,959 (Cost $54,273,195) (Note 2)	$52,324,585[1]
Cash	13,984,735
Cash segregated held at brokers for futures contracts and swap contracts (Note 2)	43,280,625
Variation margin receivable on futures contracts (Note 2)	2,579,381
Unrealized appreciation on open swap contracts (Note 2)	2,771,559
Unrealized appreciation on forward foreign currency contracts (Note 2)	883,434
Receivable for Fund shares sold	163,968
Net receivable for open swap contracts	1,208,158
Receivable from investment adviser (Note 3)	58,665
Dividend and interest receivable	12,248
Prepaid expenses and other assets	18,689
Total assets	117,286,047
Liabilities
Administrative services fee payable (Note 3)	9,559
Shareholder servicing/Distribution fee payable (Note 3)	315
Unrealized depreciation on open swap contracts (Note 2)	3,466,837
Payable upon return of securities loaned (Note 2)	3,047,959
Net payable for terminated total return swap contracts	2,011,237
Outstanding written options, at value (Proceeds $302,500) (Note 2)	523,510
Unrealized depreciation on forward foreign currency contracts (Note 2)	420,134
Payable to broker	611,547
Due to custodian for foreign currency at value (cost $134,315)	189,196
Trustees' fees payable	22,609
Payable for Fund shares redeemed	1,554
Upfront payments received on swap contracts (Note 2)	327,864
Payable to broker for centrally cleared swaps	7,967
Accrued expenses	345,600
Total liabilities	10,985,888
Net Assets
Capital stock, $.001 par value (Note 6)	10,604
Paid-in capital (Note 6)	105,988,288
Total distributable earnings (loss)	301,267
Net assets	$106,300,159
I Shares
Net assets	$104,885,962
Shares outstanding	10,461,061
Net asset value, offering price and redemption price per share	$10.03
A Shares
Net assets	$1,414,197
Shares outstanding	142,502
Net asset value and redemption price per share	$9.92
Maximum offering price per share (net asset value/(1-5.25%))	$10.47

1  Includes $2,946,189 of securities on loan.

See Accompanying Notes to Consolidated Financial Statements.
25

Credit Suisse Multialternative Strategy Fund
Consolidated Statement of Operations
For the Year Ended October 31, 2018

Investment Income
Dividends	$1,038,911
Interest	370,704
Securities lending (net of rebates)	18,925
Foreign taxes withheld	(15,316)
Total investment income	1,413,224
Expenses
Investment advisory fees (Note 3)	1,108,755
Administrative services fees (Note 3)	36,193
Shareholder servicing/Distribution fees (Note 3)
Class A	3,440
Class C1	126
Custodian fees	410,087
Dividend expense for securities sold short	35,971
Transfer agent fees (Note 3)	67,744
Trustees' fees	65,159
Audit and tax fees	56,904
Registration fees	48,889
Legal fees	37,020
Printing fees	32,428
Commitment fees (Note 4)	15,982
Insurance expense	2,827
Miscellaneous expense	34,204
Total expenses	1,955,729
Less: fees waived (Note 3)	(1,009,998)
Net expenses	945,731
Net investment income	467,493
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts, Swap Contracts, Written Options, Securities Sold Short and Foreign Currency Related Items
Net realized loss from investments	(535,159)
Net realized loss from futures contracts	(714,947)
Net realized gain from swap contracts	1,848,214
Net realized gain from written options	4,912
Net realized gain from securities sold short	300,180
Net realized gain from foreign currency transactions	105,988
Net realized loss from forward foreign currency contracts	(1,057,832)
Net change in unrealized appreciation (depreciation) from investments	(2,007,926)
Net change in unrealized appreciation (depreciation) from futures contracts	2,391,090
Net change in unrealized appreciation (depreciation) from swap contracts	(1,337,769)
Net change in unrealized appreciation (depreciation) from written options	(254,793)
Net change in unrealized appreciation (depreciation) from securities sold short	(2,843)
Net change in unrealized appreciation (depreciation) from foreign currency translations	(41,316)
Net change in unrealized appreciation (depreciation) from forward foreign currency contracts	376,270
Net realized and unrealized loss from investments, futures contracts, swap contracts, written options, securities sold short and foreign currency related items	(925,931)
Net decrease in net assets resulting from operations	$(458,438)

1  Class C was redeemed on February 15, 2018 and currently has no shareholders.

See Accompanying Notes to Consolidated Financial Statements.
26

Credit Suisse Multialternative Strategy Fund
Consolidated Statements of Changes in Net Assets

	For the Year Ended October 31, 2018	For the Year Ended October 31, 2017
From Operations
Net investment income (loss)	$467,493	$(464,324)
Net realized gain from investments, futures contracts, swap contracts, written options, securities sold short, foreign currency transactions and forward foreign currency contracts	(48,644)	4,630,518
Net change in unrealized appreciation (depreciation) from investments, futures contracts, swap contracts, written options, securities sold short, foreign currency translations and forward foreign currency contracts	(877,287)	(219,173)
Net increase (decrease) in net assets resulting from operations	(458,438)	3,947,021
From Distributions
From distributable earnings
Class I	(4,686,749)	(2,451,823)
Class A	(61,137)	(25,186)
Class C*	(2,114)	(1,733)
Net decrease in net assets resulting from distributions	(4,750,000)	(2,478,742)[1]
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	31,293,414	38,604,603
Reinvestment of dividends and distributions	4,729,725	2,464,559
Net asset value of shares redeemed	(28,052,586)	(55,367,169)
Net increase (decrease) in net assets from capital share transactions	7,970,553	(14,298,007)
Net increase (decrease) in net assets	2,762,115	(12,829,728)
Net Assets
Beginning of year	103,538,044	116,367,772
End of year	$106,300,159	$103,538,044[2]

1  Distributions include $(430,003) and $(1,516) from net investment income for Class I and Class A, respectively, and $(2,021,820), $(23,670) and $(1,733) from net realized gains on investments for Class I, Class A, and Class C*, respectively. Prior year information has been conformed to current year presentation.

2  Distributions in excess of net investment income as of October 31, 2017 were $(721,070).

*  Class C was fully redeemed on February 15, 2018 and currently has no shareholders.

See Accompanying Notes to Consolidated Financial Statements.
27

Credit Suisse Multialternative Strategy Fund
Consolidated Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2018	2017	2016	2015	2014
Per share data
Net asset value, beginning of year	$10.54	$10.39[1]	$10.36	$10.42	$10.48[1]
INVESTMENT OPERATIONS
Net investment income (loss)[2]	0.05	(0.04)	(0.08)	(0.01)	(0.15)
Net gain (loss) from investments, futures contracts, swap contracts, written options, securities sold short, foreign currency related items and forward foreign currency contracts (both realized and unrealized)	(0.08)	0.41	0.13	0.25	0.42
Total from investment operations	(0.03)	0.37	0.05	0.24	0.27
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	(0.04)	—	(0.18)	—
Distributions from net realized gains	(0.48)	(0.18)	(0.02)	(0.12)	(0.33)
Total dividends and distributions	(0.48)	(0.22)	(0.02)	(0.30)	(0.33)
Net asset value, end of year	$10.03[1]	$10.54	$10.39[1]	$10.36	$10.42
Total return[3]	(0.29)%	3.68%	0.53%	2.33%	2.64%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$104,886	$102,227	$114,951	$13,015	$11,451
Ratio of net expenses to average net assets	0.89%	1.00%	0.91%	1.56%	1.85%
Ratio of expenses to average net assets excluding securities sold short dividend expense	0.85%	0.85%	0.85%	1.32%	1.70%
Ratio of net investment income (loss) to average net assets	0.44%	(0.40)%	(0.79)%	(0.14)%	(1.47)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.95%	0.68%	0.65%	2.34%	2.48%
Portfolio turnover rate	1,373%	586%	1,021%	292%	431%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and include change in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Consolidated Financial Statements.
28

Credit Suisse Multialternative Strategy Fund
Consolidated Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2018	2017	2016	2015	2014
Per share data
Net asset value, beginning of year	$10.47	$10.31	$10.31	$10.37	$10.46[1]
INVESTMENT OPERATIONS
Net investment income (loss)[2]	0.02	(0.07)	(0.10)	(0.05)	(0.18)
Net gain (loss) from investments, futures contracts, swap contracts, written options, securities sold short, foreign currency related items and forward foreign currency contracts (both realized and unrealized)	(0.09)	0.42	0.12	0.26	0.42
Total from investment operations	(0.07)	0.35	0.02	0.21	0.24
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	(0.01)	—	(0.15)	—
Distributions from net realized gains	(0.48)	(0.18)	(0.02)	(0.12)	(0.33)
Total dividends and distributions	(0.48)	(0.19)	(0.02)	(0.27)	(0.33)
Net asset value, end of year	$9.92[1]	$10.47	$10.31	$10.31	$10.37
Total return[3]	(0.68)%	3.45%	0.24%	2.08%	2.35%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$1,414	$1,267	$1,319	$320	$438
Ratio of net expenses to average net assets	1.14%	1.26%	1.17%	1.82%	2.10%
Ratio of expenses to average net assets excluding securities sold short dividend expense	1.10%	1.10%	1.11%	1.57%	1.95%
Ratio of net investment income (loss) to average net assets	0.19%	(0.65)%	(0.98)%	(0.44)%	(1.73)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.94%	0.68%	0.65%	2.33%	2.48%
Portfolio turnover rate	1,373%	586%	1,021%	292%	431%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Consolidated Financial Statements.
29

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements
October 31, 2018

Note 1. Organization

Credit Suisse Multialternative Strategy Fund (the "Fund"), a series of the Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks to achieve total return consistent with the risk and return patterns of a diversified universe of hedge funds. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

Credit Suisse Asset Management, LLC ("Credit Suisse"), the investment adviser to the Fund, is registered as an investment adviser with the Securities and Exchange Commission and as a Commodity Pool Operator with the Commodity Futures Trading Commission. The Fund intends to gain exposure to commodity derivatives through investing in a wholly-owned subsidiary, Credit Suisse Cayman Multialternative Strategy Fund, Ltd. (the "Subsidiary"), organized under the laws of the Cayman Islands. The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Fund and the accompanying financial statements reflect the financial position of the Fund and the Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Fund and the Subsidiary and all intercompany transactions and balances have been eliminated. The Fund may invest up to 25% of its total assets in the Subsidiary. As of October 31, 2018, the Fund held $9,214,784 in the Subsidiary, representing 8.7% of the Fund's consolidated net assets. For the year ended October 31, 2018, the net realized loss on securities and other financial instruments held in the Subsidiary was $390,176.

Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses. Class A shares are sold subject to a front-end sales charge of up to 5.25%. Class C shares are sold subject to a contingent deferred sales charge ("CDSC") of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge. Class C was redeemed on February 15, 2018 and currently has no shareholders.

30

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2018

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of itsconsolidated financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in theconsolidated financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Board's ("FASB") Accounting Standards Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Option contracts on securities, currencies, indices, futures contracts, swaps and

31

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2018

Note 2. Significant Accounting Policies (continued)

other instruments are valued at the mid-point between the last bid and ask quotations as of the close of trading on the exchange on which the option is traded. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

32

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2018

Note 2. Significant Accounting Policies (continued)

•  Level 3  –  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2018 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$16,787,985	$13,438,778	$—	$30,226,763
Exchange-Traded Funds	18,931,063	—	—	18,931,063
Purchased Options	118,800	—	—	118,800
Short-term Investments	—	3,047,959	—	3,047,959
	$35,837,848	$16,486,737	$—	$52,324,585
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$883,434	$—	$883,434
Futures Contracts	7,455,763	—	—	7,455,763
Swap Contracts**	—	2,771,559	—	2,771,559
Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$420,134	$—	$420,134
Futures Contracts	4,901,691	—	—	4,901,691
Swap Contracts**	—	3,466,837	—	3,466,837
Written Options	523,510	—	—	523,510

*  Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts, futures and swap contracts. Purchased options and written options are reported at value.

**  Value includes any premium paid or received with respect to swap contracts, if applicable.

For the year ended October 31, 2018, there were no transfers among Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the year ended October 31, 2018, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

33

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2018

Note 2. Significant Accounting Policies (continued)

The following table presents the fair value and the location of derivatives within the Consolidated Statement of Assets and Liabilities at October 31, 2018 and the effect of these derivatives on the Consolidated Statement of Operations for the year ended October 31, 2018.

Primary Underlying Risk	Derivative Assets	Derivative Liabilities	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Foreign currency exchange rate
Forward contracts	$883,434	$420,134	$(1,057,832)	$376,270
Futures contracts	388,328	—	(15,186)	665,583
Interest rate
Futures contracts	478,742	10,832	57,825	459,321
Equity price
Futures contracts	2,985,701	1,124,097	(733,587)	1,558,137
Swap contracts	2,771,559	3,466,837	1,848,214	(1,337,769)
Purchased options	118,800	—	(887,145)	60,030
Written options	—	523,510	4,912	(254,793)
Commodity price
Futures contracts	3,602,992	3,766,762	(23,999)	(291,951)
Total	$11,229,556	$9,312,172	$(806,798)	$1,234,828

For the year ended October 31, 2018, the Fund held average monthly value on a net basis of $44,170,943 in forward foreign currency contracts and average monthly notional values on a net basis of $113,187,930 and $108,911,023 in long futures contracts and short futures contracts and $195,139,530 in swap contracts, respectively. For the year ended October 31, 2018, the Fund received average monthly premiums of $375,167 from written options contracts.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

34

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2018

Note 2. Significant Accounting Policies (continued)

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at October 31, 2018:

Counterparty	Gross Amount of Derivative Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received(b)	Net Amount of Derivative Assets
Barclays Bank plc	$339,525	$(19,709)	$—	$—	$319,816
BNP Paribas	474,000	(316,491)	—	—	157,509
Deuthche Bank	303,286	—	—	—	303,286
Goldman Sachs	2,010,424	(2,010,424)	—	—	—
JPMorgan Chase	527,758	(527,758)	—	—	—
	$3,654,993	$(2,874,382)	$—	$—	$780,611

The following table presents by counterparty the Fund's derivative liabilities, net of related collateral pledged by the Fund, at October 31, 2018:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
Barclays Bank plc	$19,709	$(19,709)	$—	$—	$—
BNP Paribas	316,491	(316,491)	—	—	—
Goldman Sachs	2,463,787	(2,010,424)	—	(453,363)	—
Jefferies & Company	523,510	(523,510)	—	—	—
JPMorgan Chase	909,862	(527,758)	—	(382,104)	—
Macquarie Bank Ltd.	177,122	—	—	(177,122)	—
	$4,410,481	$(3,397,892)	$—	$(1,012,589)	$—

(a)  Swap contracts, written options and forward foreign currency exchange contracts are included. Written options are reported at market value.

(b)  The actual collateral pledged may be more than the amounts shown.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies, including purchases and sales of investments, and income and expenses, are translated into US dollar amounts on the date of those transactions.

Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts

35

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2018

Note 2. Significant Accounting Policies (continued)

actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments, at the end of the period, resulting from changes in exchange rates.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the

36

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2018

Note 2. Significant Accounting Policies (continued)

"Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income"). The Internal Revenue Service ("IRS") has issued a ruling that income realized from certain types of commodity-linked derivatives would not be Qualifying Income. As a result, the Fund's ability to realize income from investments in such commodity-linked derivatives as part of its investment strategy would be limited to a maximum of 10% of its gross income. The IRS has issued private letter rulings to registered investment companies concluding that income derived from their investment in a wholly-owned subsidiary would constitute Qualifying Income to the fund. The IRS has indicated that the granting of these types of private letter rulings is currently suspended.

If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns. The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

37

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2018

Note 2. Significant Accounting Policies (continued)

G) CASH — The Fund's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Fund's custodian.

H) SHORT SALES — When the Fund engages in a short sale, the collateral for the short position will be maintained by the Fund's custodian or qualified sub-custodian. While the short sale is open, the Fund will maintain in a segregated account an amount of liquid securities equal in value to its obligation to the securities sold short. The collateral amounts required are determined daily by reference to the market value of the short positions. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Fund. The Fund's loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. Short sales also involve transaction and other costs that will reduce potential gains and increase potential Fund losses. The use by the Fund of short sales in combination with long positions in the Fund in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund's long equity positions will decline in value at the same time that the value of the securities it has sold short increases, thereby increasing potential losses to the Fund. In addition, the Fund's short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by the Fund. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund. At October 31, 2018, the amount of restricted cash held at brokers related to open short positions was $0.

I) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in interest rates, equity and market price movements and/or currency risks. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant ("FCM"). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses in the Consolidated Statement of Operations until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal

38

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2018

Note 2. Significant Accounting Policies (continued)

to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty credit risk because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Consolidated Schedule of Investments. At October 31, 2018, the amount of restricted cash held at brokers related to open futures contracts was $3,866,863.

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Fund's pro-rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

J) FORWARD FOREIGN CURRENCY CONTRACTS — A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund forgoes the opportunity to profit from favorable exchange rate movements during the term of the contract. The Fund's open forward currency contracts at October 31, 2018 are disclosed in the Consolidated Schedule of Investments.

39

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2018

Note 2. Significant Accounting Policies (continued)

K) SWAPS — The Fund may enter into swaps either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. A centrally cleared swap is a transaction executed between the Fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the Fund exchanges cash flows. The Fund will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Fund's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty as well as the amounts posted by the counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. The Fund may invest in total return swap contracts for hedging purposes or to seek to increase total return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell a credit default swap in an attempt to gain exposure to an underlying issuer's credit quality characteristics without investing directly in that issuer.

40

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2018

Note 2. Significant Accounting Policies (continued)

The Fund bears the risk of loss of the amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation from swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses from swap contracts. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty. The Fund's open swap contracts are disclosed in the Consolidated Schedule of Investments. At October 31, 2018, the amounts of restricted cash held at brokers related to open swap contracts and centrally cleared swaps for the Fund were $39,413,762 and $0, respectively.

L) OPTION CONTRACTS — The Fund will enter into options contracts to gain exposure to risk volatility based assets. When the Fund purchases an option, it pays a premium and the option is subsequently marked to market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised or closed are deducted from the cost or

41

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2018

Note 2. Significant Accounting Policies (continued)

added to the proceeds on the underlying instrument or closing purchase transaction to determine the realized gain or loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument underlying the written option.

Exchange-traded options have standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund are limited. Over-the-counter options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option. The Fund's exchange-traded written options are disclosed in the Consolidated Schedule of Investments. At October 31, 2018, the amount of restricted cash held at brokers related to option contracts was $0.

M) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. As of October 31, 2018, the Fund had investment securities on loan with a fair value of $2,946,189. Collateral received for securities loaned and a related liability of $3,047,959 are presented gross in the Consolidated Statement of Assets and Liabilities. The collateral for securities loaned is valued consistently to the other investments held by the Fund and is included in Level 2 of the fair value hierarchy. As of October 31, 2018, the value of the related collateral exceeded the value of the securities loaned.

42

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2018

Note 2. Significant Accounting Policies (continued)

During the year ended October 31, 2018, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $45,017, of which $19,781 was rebated to borrowers (brokers). The Fund retained $18,925 in income from the cash collateral investment, and SSB, as lending agent, was paid $6,311. Securities lending income is accrued as earned.

N) OTHER — In the normal course of business the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, including securities lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the consolidated financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Consolidated Statement of Assets and Liabilities.

O) FOREIGN INVESTMENTS RISK — The Fund may have elements of risk not typically associated with investments in the U.S. due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

Because the Fund may invest a significant portion of its assets in these markets, it is subject to greater risks of adverse events that occur in those markets and may experience greater volatility than a Fund that is more broadly diversified geographically.

P) RECENT ACCOUNTING PRONOUNCEMENTS — In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities ("ASU 2017-08"). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date. ASU 2017-08 will be effective for annual periods beginning

43

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2018

Note 2. Significant Accounting Policies (continued)

after December 15, 2018. Management is currently assessing the potential impact of these changes to future financial statements.

Also, in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement ("ASU 2018-13"). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

Q) SUBSEQUENT EVENTS — In preparing the financial statements as of October 31, 2018, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser and co-administrator for the Fund. Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 1.04% of the Fund's average daily net assets. For the year ended year ended October 31, 2018, investment advisory and administration fees earned and fees waived/expenses reimbursed by Credit Suisse were $1,108,755 and $1,009,998, respectively. Credit Suisse has contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 0.85% of the Fund's average daily net assets for Class I shares, 1.10% of the Fund's average daily net assets for Class A shares, and 1.85% of the Fund's average daily net assets for Class C shares. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously reimbursed by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause the Fund to exceed the applicable expense limitation in the contract at the time the fees are recouped. This contract may not be terminated before February 28, 2020. The amounts waived and reimbursed by Credit Suisse, which are available for potential future

44

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2018

Note 3. Transactions with Affiliates and Related Parties (continued)

recoupment by Credit Suisse, and the expiration schedule at October 31, 2018 are a follows:

	Fee waivers/expense reimbursements subject to recoupment*	Expires October 31, 2019	Expires October 31, 2020	Expires October 31, 2021
Class I	$2,238,117	$606,964	$701,219	$929,934
Class A	27,219	6,694	8,368	12,157
Class C	1,549	1,100	358	91
Totals	$2,266,885	$614,758	$709,945	$942,182

*  The Subsidiary is not eligible for recoupment.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended October 31, 2018, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $36,193.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the year ended October 31, 2018, the Fund paid Rule 12b-1 distribution fees of $3,440 for Class A shares and $126 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent-related services to the Fund and receive compensation from the Fund. For the year ended October 31, 2018, the Fund paid $35,123, which is included within transfer agent fees in the Consolidated Statement of Operations.

For the year ended October 31, 2018, CSSU and its affiliates advised the Fund that there were no commissions earned on the sale of Class A and Class C shares.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of

45

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2018

Note 4. Line of Credit (continued)

$250 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At October 31, 2018 and during the year ended October 31, 2018, the Fund had no borrowings outstanding under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the year ended October 31, 2018, purchases and sales of investment securities (excluding short-term investments) were as follows:

Investment Securities
Purchases	Sales
$547,881,013	$503,838,130

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Year Ended October 31, 2018		For the Year Ended October 31, 2017
	Shares	Value	Shares	Value
Shares sold	3,003,190	$30,529,151	3,658,695	$37,970,122
Shares issued in reinvestment of dividends and distributions	462,544	4,680,939	236,955	2,445,260
Shares redeemed	(2,700,628)	(27,418,088)	(5,265,549)	(54,588,520)
Net increase (decrease)	765,106	$7,792,002	(1,369,899)	$(14,173,138)
	Class A
	For the Year Ended October 31, 2018		For the Year Ended October 31, 2017
	Shares	Value	Shares	Value
Shares sold	75,605	$764,263	61,526	$634,481
Shares issued in reinvestment of dividends and distributions	4,859	48,786	1,789	18,350
Shares redeemed	(58,975)	(591,939)	(70,220)	(724,894)
Net increase (decrease)	21,489	$221,110	(6,905)	$(72,063)

46

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2018

Note 6. Capital Share Transactions (continued)

	Class C1
	For the Year Ended October 31, 2018		For the Year Ended October 31, 2017
	Shares	Value	Shares	Value
Shares issued in reinvestment of dividends and distributions	—	$—	95	$949
Shares redeemed	(4,366)	(42,559)	(5,375)	(53,755)
Net decrease	(4,366)	$(42,559)	(5,280)	$(52,806)

1  Class C was redeemed on February 15, 2018 and currently has no shareholders.

On October 31, 2018, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	4	99%
Class A	4	63%
Class C	0	0%

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Income Tax Information and Distributions to Shareholders

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax character of dividends paid by the Fund during the years ended October 31, 2018 and 2017, respectively, was as follows:

Ordinary Income		Long-Term Capital Gain
2018	2017	2018	2017
$4,589,753	$1,562,939	$160,247	$915,803

The tax basis components of distributable earnings differ from the amounts reflected in the Consolidated Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to differing treatments of wash sales, mark to market of forward contracts, futures contracts, swap contracts, options contracts and deferred organizational

47

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2018

Note 7. Income Tax Information and Distributions to Shareholders (continued)

expenses. At October 31, 2018, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$1,769,476
Accumulated net realized gain	120,544
Unrealized depreciation	(1,570,530)
$319,490

At October 31, 2018, the cost and net unrealized appreciation (depreciation) of investments and derivatives for income tax purposes were as follows:

Cost of Investments	$55,941,209
Unrealized appreciation	$11,096,991
Unrealized depreciation	(12,612,531)
Net unrealized appreciation (depreciation)	$(1,515,540)

To adjust for current period permanent book/tax differences which arose principally from differing book/tax treatment of foreign currency gain/loss, ordinary loss netting to reduce short-term capital gains and swap gain/loss, paid-in capital was charged $573,838, and distributable earnings/loss was credited $573,838. Net assets were not affected by this reclassification.

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

48

Credit Suisse Multialternative Strategy Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders
Credit Suisse Multialternative Strategy Fund:

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities of Credit Suisse Multialternative Strategy Fund (the "Fund"), a series of the Credit Suisse Opportunity Funds, including the consolidated schedule of investments, as of October 31, 2018, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the "consolidated financial statements") and the consolidated financial highlights for each of the years in the four-year period then ended. In our opinion, the consolidated financial statements and consolidated financial highlights present fairly, in all material respects, the financial position of Credit Suisse Multialternative Strategy Fund as of October 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the consolidated financial highlights for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles. The consolidated financial highlights for the year ended October 31, 2014 were audited by other independent registered public accountants whose report, dated December 29, 2014, expressed an unqualified opinion on those consolidated financial highlights.

Basis for Opinion

These consolidated financial statements and consolidated financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and consolidated financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements and consolidated financial

49

Credit Suisse Multialternative Strategy Fund
Report of Independent Registered Public Accounting Firm (continued)

highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements and consolidated financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2018, by correspondence with the custodian and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements and consolidated financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Credit Suisse Asset Management, LLC investment companies since 2015.

New York, New York
December 28, 2018

50

Credit Suisse Multialternative Strategy Fund
Information Concerning Trustees and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Laura A. DeFelice c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1959)	Trustee, Nominating and Audit Committee member	Since 2017	Partner of Acacia Properties LLC (multi-family and commercial real estate ownership and operation) from 2008 to present; Stonegate Advisors LLC (renewable energy and energy efficiency) from 2007 to present.	8	None.
Jeffrey E. Garten c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1946)	Trustee, Nominating and Audit Committee member	Since Fund Inception	Dean Emeritus of Yale School of Management from July 2015 to present; The Juan Trippe Professor in the Practice of International Trade, Finance and Business, from July 2005 to July 2015; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to June 2017.	8

Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers); Director of Miller Buckfire & Co., LLC (financial restructuring); Member of Standard & Poor's Board of Managers (credit rating agency) from December 2011 to November 2014.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75.

51

Credit Suisse Multialternative Strategy Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Mahendra R. Gupta c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1956)	Trustee, Nominating Committee member and Audit Committee Chairman	Since 2017	Professor, Washington University in St. Louis from July 1990 to present; Dean of Olin Business School at Washington University in St. Louis from July 2005 to July 2016; Partner, R.J. Mithaiwala (food manufacturing and retail, India) from March 1977 to present; Partner, F.F.B. Corporation (agriculture, India) from March 1977 to present; Partner, RPMG Research Corporation (benchmark research) from July 2001 to present.	8

Director of Caleres Inc. (footwear) from May 2012 to present; Director of Koch Development Corporation (real estate development) from November 2017 to present; Director of Supernova (fin-tech) from June 2014 to present.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75.

52

Credit Suisse Multialternative Strategy Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Steven N. Rappaport Lehigh Court, LLC 555 Madison Avenue 29th Floor New York, New York 10022 (1948)	Chairman of the Board, Nominating Committee Chairman and Audit Committee member	Trustee Since Fund Inception and Chairman Since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present; Partner of Backstage Acquisition Holdings, LLC (publication job postings) from November 2013 to present.	9

Director of iCAD, Inc. (surgical and medical instruments and apparatus company); Director of Aberdeen Emerging Markets Equity Income Fund, Inc., (a closed-end investment company); Director of Aberdeen Funds (30 open end portfolios); Director of Wood Resources, LLC (plywood manufacturing company) from 2003 to October 2013.

Interested Trustee
John G. Popp[2] Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1956)	Trustee, Chief Executive Officer and President	Trustee since 2017 Chief Executive Officer and President since 2010	Managing Director of Credit Suisse; Global Head and Chief Investment Officer of the Credit Investments Group; Associated with Credit Suisse or its predecessor since 1997; President and Chief Executive Officer of other Credit Suisse Funds.	9	None.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

2 Mr. Popp is an "interested person" of the Trust, as defined in the 1940 Act, by virtue of his current position as an officer of Credit Suisse.

53

Credit Suisse Multialternative Strategy Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers*
Emidio Morizio Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since Fund Inception	Managing Director and Global Head of Compliance of Credit Suisse since 2010; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.
Lou Anne McInnis Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1959)	Chief Legal Officer	Since 2015

Director of Credit Suisse; Associated with Credit Suisse since April 2015; Counsel at DLA Piper US LLP from 2011 to April 2015; Associated with Morgan Stanley Investment Management from 1997 to 2010; Officer of other Credit Suisse Funds.

Laurie Pecha Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1961)	Chief Financial Officer and Treasurer	Chief Financial Officer since 2016 and Treasurer since 2018

Director of Credit Suisse since August 2016; Senior Consultant of Spectra Professional Services, LLC from January 2012 to July 2016; Vice President of Legg Mason & Co. from March 2007 to December 2011; Officer of other Credit Suisse Funds.

Karen Regan Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1963)	Vice President and Secretary	Since 2010	Vice President of Credit Suisse; Associated with Credit Suisse since December 2004; Officer of other Credit Suisse Funds.

1 Officer serves until his or her respective successor has been duly elected and qualified.

* The officers of the Fund shown are officers that make policy decisions.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 877-870-2874.

54

Credit Suisse Multialternative Strategy Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

55

P.O. BOX 219916, KANSAS CITY, MO 64121-9916

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  MSF-AR-1018

CREDIT SUISSE FUNDS

Annual Report

October 31, 2018

■  CREDIT SUISSE
STRATEGIC INCOME FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Strategic Income Fund
Annual Investment Adviser's Report
October 31, 2018 (unaudited)

November 23, 2018

Dear Shareholder:

We are pleased to present this Annual Report covering the activities of the Credit Suisse Strategic Income Fund (the "Fund") for the 12-month period ended October 31, 2018.

Performance Summary
11/1/2017 – 10/31/18

Fund & Benchmark	Performance
Class I1	2.34%
Class A1,2	2.09%
Class C1,2	1.33%
ICE BofAML 3-Month US Treasury Bill Index[3]	1.68%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 4.75% and 1.00%, respectively.2

Market Review: A mixed period overall

The annual period ended October 31, 2018 was a mixed one for the U.S. high yield and senior secured loan asset classes, with the ICE BofAML US High Yield Constrained Index returning 0.81%, while the Credit Suisse Leveraged Loan Index returned 4.89% for the period. In comparison, the ICE BofAML 3-Month US Treasury Bill Index (the "Benchmark"), the Fund's benchmark, returned 1.68% for the same period.

For the most part, supply and demand dynamics have been positive for the high yield asset class as light primary issuance has more than offset significant outflows from high yield mutual funds. Leveraged loan technicals have also been positive, though due to different factors. Leveraged loan mutual funds experienced a net inflow of $12.41 billion, which includes 10 consecutive months of positive flows through October. Additionally, CLO creation was robust with gross issuance of $275 billion that includes $130 billion in new vehicles, according to JPMorgan.

Default activity has been low compared to historical data points and as of October 31, 2018, the trailing 12-month default rate (including distressed exchanges) was 2.04% for high yield and 1.92% for senior secured loans.

Credit Suisse Strategic Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2018 (unaudited)

Strategic Review and Outlook: Expecting broad-based demand to remain intact

For the 12-month period ended October 31, 2018, the Fund's I and A Class Shares outperformed the Benchmark. The Fund's outperformance is largely due to positive security selection within the senior secured loan and CLO asset classes. From a ratings perspective, B-rated positions contributed the most to returns.

We expect to see volatility in the near term due to investor concerns over the economic and credit cycle, recent LBO issuance, trade tensions, Brexit and escalating geopolitical tensions in the Middle East. Over the long term, we continue to be constructive on the leveraged loan market given the stable economic backdrop and senior secured and floating rate features of the asset class. We expect continued weakness and volatility in the high yield market until we see a stabilization in interest rates. We expect this volatility to provide attractive entry points into both the loan and high yield asset classes.

The Credit Suisse Credit Investments Group

John G. Popp
Andrew H. Marshak
Thomas J. Flannery
Louis I. Farano
Wing Chan

Senior secured floating rate loans ("Senior Loans") typically hold the most senior position in the issuer's capital structure. Senior Loans are subject to the risk that a court could subordinate a Senior Loan to presently existing or future indebtedness or take other action detrimental to the holders of Senior Loans.

High yield bonds are bonds rated below BBB- by S&P or Baa3 by Moody's that are also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities.

CLOs are subject to the risk of substantial losses due to actual defaults, decrease of market value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs depend largely on the type of the underlying loans and the tranche of CLOs in which the Fund invests. In addition, CLOs carry risks including interest rate risk and credit risk.

Credit Suisse Strategic Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2018 (unaudited)

Additional principal risk factors for the Fund include conflict of interest risk, convertible securities risk, credit risk, derivatives risk, extension risk, foreign securities risk, futures contracts risk, hedged exposure risk, interest rate risk, liquidity risk, market risk, mortgage- and asset-backed securities risk, prepayment risk, short position risk, U.S. government securities risk and valuation risk. Before you invest, please make sure you understand the risks that apply to the Fund. As with any mutual fund, you could lose money over any period of time. Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation, and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund, could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of this letter and the Fund holdings described in this document are as of October 31, 2018; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Credit Suisse Strategic Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2018 (unaudited)

Comparison of Change in Value of $10,000 Investment in the

Credit Suisse Strategic Income Fund1 Class I Shares,

Class A Shares2, Class C Shares2 and the ICE BofAML

3-Month US Treasury Bill Index3

from Inception (9/28/12)

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. Voluntary waivers and /or expense reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was (2.75)%. Total return for the Fund's Class C shares for the reporting period, based on redemption value including maximum contingent deferred sales charge ("CDSC") of 1.00%), was 0.35%.

3  The ICE BofAML 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date. The index does not have transaction costs and investors may not invest directly in the index. The index was previously known as the BofA Merrill Lynch 3-Month US Treasury Bill Index.

Credit Suisse Strategic Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2018 (unaudited)

Average Annual Returns as of October 31, 20181

	1 Year	5 Years	Since Inception[2]
Class I	2.34%	5.64%	6.73%
Class A Without Sales Charge	2.09%	5.34%	6.45%
Class A With Maximum Sales Charge	(2.75)%	4.33%	5.60%
Class C Without CDSC	1.33%	4.57%	5.66%
Class C With CDSC	0.35%	4.57%	5.66%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gain distributions, if any. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratios are 1.16% for Class I shares, 1.41% for Class A shares and 2.16% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 0.99% for Class I shares, 1.24% for Class A shares and 1.99% for Class C shares.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. Voluntary waivers and/or reimbursements may be discontinued at any time.

2  Inception Date: September 28, 2012.

Credit Suisse Strategic Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2018 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended October 31, 2018.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Strategic Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2018 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended October 31, 2018

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 05/01/18	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/18	$1,009.70	$1,008.40	$1,004.60
Expenses Paid per $1,000*	$5.01	$6.28	$10.05
Hypothetical 5% Fund Return
Beginning Account Value 05/01/18	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/18	$1,020.21	$1,018.95	$1,015.17
Expenses Paid per $1,000*	$5.04	$6.31	$10.11
	Class I	Class A	Class C
Annualized Expense Ratios*	0.99%	1.24%	1.99%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

Credit Suisse Strategic Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2018 (unaudited)

Credit Quality Breakdown*

(% of Total Investments as of October 31, 2018)

S&P Ratings**
BBB	1.7%
BB	32.9
B	45.6
CCC	14.1
CC	0.2
NR	4.8
Subtotal	99.3
Equity and Other	0.7
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.

**  Credit Quality is based on ratings provided by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. (S&P"). S&P is a main provider of ratings for Credit Assets Classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

Credit Suisse Strategic Income Fund
Schedule of Investments
October 31, 2018

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (48.7%)
Air Transportation (0.1%)
$300	United Continental Holdings, Inc., Company Guaranteed Notes	(BB, Ba3)	02/01/24	5.000	$295,125
Auto Parts & Equipment (1.2%)
1,350	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.81)(1)	(B+, B1)	11/15/26	5.625	1,282,500
1,400	Delphi Technologies PLC, Rule 144A, Company Guaranteed Notes(1)	(BB, B1)	10/01/25	5.000	1,267,000
750	Stevens Holding Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/23 @ 101.53)(1)	(B+, B2)	10/01/26	6.125	749,152
					3,298,652
Brokerage (0.6%)
1,500	LPL Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 104.31)(1)	(BB-, B2)	09/15/25	5.750	1,460,625
Building & Construction (0.3%)
750	TopBuild Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/21 @ 102.81)(1)	(BB-, B1)	05/01/26	5.625	716,250
Building Materials (5.6%)
900	American Builders & Contractors Supply Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/21 @ 102.94)(1)	(B+, B3)	05/15/26	5.875	876,375
350	American Builders & Contractors Supply Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/18 @ 104.31)(1)	(B+, B3)	12/15/23	5.750	346,500
1,500	American Woodmark Corp., Rule 144A, Company Guaranteed Notes (Callable 03/15/21 @ 102.44)(1)	(BB, Ba3)	03/15/26	4.875	1,396,875
1,100	Anixter, Inc. Rule 144A, Company Guaranteed Notes (Callable 09/01/25 @ 100.00)(1)	(BB, Ba3)	12/01/25	6.000	1,105,500
1,000	Beacon Roofing Supply, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/20 @ 102.44)(1)	(B+, B3)	11/01/25	4.875	901,250
1,414	BMC East LLC, Rule 144A, Senior Secured Notes (Callable 10/01/19 @ 104.13)(1)	(BB-, B2)	10/01/24	5.500	1,329,160
250	James Hardie International Finance DAC, Rule 144A, Company Guaranteed Notes (Callable 01/15/21 @ 102.38)(1)	(BB, Ba1)	01/15/25	4.750	233,125
1,000	James Hardie International Finance DAC, Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.50)(1)	(BB, Ba1)	01/15/28	5.000	911,250

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2018

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Building Materials
$500	Jeld-Wen, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 102.31)(1)	(BB-, B1)	12/15/25	4.625	$449,375
500	Jeld-Wen, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/22 @ 102.44)(1)	(BB-, B1)	12/15/27	4.875	436,250
575	Masonite International Corp., Rule 144A, Company Guaranteed Notes (Callable 09/15/21 @ 102.88)(1)	(BB+, Ba3)	09/15/26	5.750	547,687
2,300	Omnimax International, Inc., Rule 144A, Senior Secured Notes (Callable 11/16/18 @ 104.50)(1)	(B-, Caa1)	08/15/20	12.000	2,389,125
1,810	PriSo Acquisition Corp., Rule 144A, Senior Unsecured Notes (Callable 12/03/18 @ 104.50)(1)	(CCC+, Caa1)	05/15/23	9.000	1,862,037
800	Standard Industries, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/22 @ 102.50)(1)	(BBB-, Ba2)	02/15/27	5.000	732,000
1,000	Summit Materials Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/20 @ 102.56)(1)	(BB, B3)	06/01/25	5.125	897,500
150	U.S. Concrete, Inc., Global Company Guaranteed Notes (Callable 06/01/19 @ 104.78)	(BB-, B3)	06/01/24	6.375	140,438
500	USG Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/22 @ 102.44)(1)	(BB+, Ba1)	06/01/27	4.875	502,344
					15,056,791
Cable & Satellite TV (3.0%)
800	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 103.75)(1)	(B+, B1)	05/15/26	7.500	754,000
475	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 103.69)(1)	(B, B1)	05/01/26	7.375	456,447
200	Altice U.S. Finance I Corp. Rule 144A, Senior Secured Notes (Callable 11/13/18 @ 104.03)(1)	(BB, Ba3)	07/15/23	5.375	200,462
900	Altice U.S. Finance I Corp., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 102.75)(1)	(BB, Ba3)	05/15/26	5.500	878,904
500	Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/20 @ 103.44)(1)	(BB-, Ba3)	02/15/25	6.875	509,375

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2018

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Cable & Satellite TV
$500	Cable One, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/03/18 @ 102.88)(1)	(BB, B2)	06/15/22	5.750	$508,750
550	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.69)(1)	(BB-, Ba2)	02/01/28	5.375	519,750
300	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 103.31)(1)	(BB-, Ba2)	10/15/25	6.625	315,000
251	CSC Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 105.44)(1)	(B-, B2)	10/15/25	10.875	290,219
1,425	Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 12/03/18 @ 105.16)(1)	(B, B3)	08/15/23	6.875	1,492,687
1,400	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75)(1)	(BB-, Ba3)	03/01/28	5.500	1,305,500
461	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 08/15/21 @ 102.75)(1)	(BB-, Ba3)	08/15/26	5.500	435,645
500	Ziggo B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(1)	(BB-, B1)	01/15/27	5.500	460,000
					8,126,739
Chemicals (3.6%)
1,250	Alpha 2 B.V., 8.75% Cash, 9.50% PIK, Rule 144A, Senior Unsecured Notes (Callable 06/01/19 @ 102.00)(1),(2)	(CCC+, Caa1)	06/01/23	8.750	1,251,562
1,025	Alpha U.S. Bidco, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/20 @ 103.13)(1)	(CCC+, Caa1)	02/01/25	6.250	982,719
900	HB Fuller Co., Global Senior Unsecured Notes (Callable 11/15/26 @ 100.00)	(BB, B2)	02/15/27	4.000	780,750
1,500	Ingevity Corp., Rule 144A, Senior Unsecured Notes (Callable 02/01/21 @ 102.25)(1)	(NR, Ba3)	02/01/26	4.500	1,402,500
1,000	Nufarm Americas, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/30/21 @ 102.88)(1)	(BB-, B1)	04/30/26	5.750	938,750
250	PQ Corp., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 103.38)(1)	(BB-, B2)	11/15/22	6.750	258,438
52	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes(1),(3),(4),(5),(6)	(NR, NR)	05/01/19	9.000	1,882

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2018

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Chemicals
$750	Starfruit U.S. Holdco LLC, Rule 144A, Senior Unsecured Notes (Callable 10/01/21 @ 104.00)(1)	(B-, Caa1)	10/01/26	8.000	$729,375
1,000	Trinseo Materials Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/20 @ 102.69)(1)	(BB-, B2)	09/01/25	5.375	929,300
750	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/21 @ 103.25)(1)	(B-, B3)	04/15/26	6.500	686,250
1,695	Venator Materials LLC, Rule 144A, Company Guaranteed Notes (Callable 07/15/20 @ 104.31)(1)	(BB-, B2)	07/15/25	5.750	1,453,462
300	Versum Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/30/21 @ 102.75)(1)	(BB+, Ba3)	09/30/24	5.500	297,750
					9,712,738
Diversified Capital Goods (0.1%)
350	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/30/23 @ 100.00)(1)	(BB+, Ba2)	04/30/23	5.000	347,375
Electronics (0.9%)
1,500	Entegris, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/10/20 @ 103.47)(1)	(BB, Ba2)	02/10/26	4.625	1,401,090
1,000	Sensata Technologies B.V., Rule 144A, Company Guaranteed Notes(1)	(BB+, Ba3)	10/01/25	5.000	970,000
					2,371,090
Energy - Exploration & Production (0.8%)
800	Jagged Peak Energy LLC, Rule 144A, Company Guaranteed Notes (Callable 05/01/21 @ 102.94)(1)	(B, B3)	05/01/26	5.875	782,000
1,250	W&T Offshore, Inc., Rule 144A, Secured Notes (Callable 11/01/20 @ 104.88)(1)	(B, B3)	11/01/23	9.750	1,212,750
					1,994,750
Food - Wholesale (1.2%)
900	Clearwater Seafoods, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/01/20 @ 105.16)(1)	(B+, B3)	05/01/25	6.875	864,000
225	Lamb Weston Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/21 @ 102.44)(1)	(BB, Ba2)	11/01/26	4.875	217,969

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2018

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Food - Wholesale
$2,000	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/19 @ 102.94)(1)	(BB, B2)	06/15/24	5.875	$1,990,000
					3,071,969
Gaming (1.2%)
1,500	Churchill Downs, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.38)(1)	(B+, Ba3)	01/15/28	4.750	1,372,500
1,400	Gateway Casinos & Entertainment Ltd., Rule 144A, Secured Notes (Callable 03/01/20 @ 104.13)(1)	(CCC+, Caa1)	03/01/24	8.250	1,473,500
450	Jacobs Entertainment, Inc., Rule 144A, Secured Notes (Callable 02/01/20 @ 105.91)(1)	(B, B2)	02/01/24	7.875	475,312
					3,321,312
Gas Distribution (0.9%)
500	CNX Midstream Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 03/15/21 @ 104.88)(1)	(BB-, B3)	03/15/26	6.500	488,750
500	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 02/15/21 @ 104.69)	(B+, B1)	05/15/26	6.250	452,500
750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 10/01/20 @ 104.88)	(B+, B1)	10/01/25	6.500	695,625
650	Holly Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/01/19 @ 104.50)(1)	(BB, B2)	08/01/24	6.000	654,875
					2,291,750
Health Facilities (0.4%)
500	HCA, Inc., Company Guaranteed Notes (Callable 03/01/26 @ 100.00)	(BB-, Ba2)	09/01/26	5.375	497,500
250	MPT Finance Corp., Global Company Guaranteed Notes (Callable 05/01/19 @ 102.75)	(BBB-, Ba1)	05/01/24	5.500	253,750
250	Sabra Health Care LP, Global Company Guaranteed Notes (Callable 05/15/26 @ 100.00)	(BBB-, Ba1)	08/15/26	5.125	239,729
					990,979

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2018

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Health Services (1.0%)
$500	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/19 @ 103.84)(1)	(BB-, Ba2)	10/01/24	5.125	$483,125
900	CareTrust Capital Corp., Company Guaranteed Notes (Callable 06/01/20 @ 103.94)	(BB, Ba3)	06/01/25	5.250	879,750
1,300	Sotera Health Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 12/03/18 @ 104.88)(1)	(CCC+, Caa1)	05/15/23	6.500	1,274,000
					2,636,875
Hotels (0.7%)
2,000	ESH Hospitality, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/20 @ 102.63)(1)	(BB-, Ba3)	05/01/25	5.250	1,897,500
Insurance Brokerage (1.5%)
1,700	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/20 @ 103.50)(1)	(CCC+, Caa2)	11/15/25	7.000	1,525,750
400	Alliant Holdings Co-Issuer, Rule 144A, Senior Unsecured Notes (Callable 11/13/18 @ 104.13)(1)	(CCC+, Caa2)	08/01/23	8.250	414,452
1,300	HUB International Ltd., Rule 144A, Senior Unsecured Notes (Callable 05/01/21 @ 103.50)(1)	(CCC+, Caa2)	05/01/26	7.000	1,272,050
675	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/20 @ 103.44)(1)	(CCC+, Caa2)	07/15/25	6.875	658,125
					3,870,377
Investments & Misc. Financial Services (1.3%)
2,000	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 05/01/21 @ 104.00)(1)	(B-, B3)	05/01/26	8.000	2,050,000
1,250	Orchestra Co-Issuer, Inc., Rule 144A, Secured Notes (Callable 06/15/19 @ 103.38)(1)	(B-, B1)	06/15/22	6.750	1,278,125
					3,328,125
Machinery (0.6%)
1,100	Rexnord LLC, Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 102.44)(1)	(B+, B1)	12/15/25	4.875	1,036,750

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2018

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Machinery
$500	Terex Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/20 @ 104.22)(1)	(BB, B2)	02/01/25	5.625	$476,250
					1,513,000
Managed Care (0.1%)
370	WellCare Health Plans, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/15/21 @ 104.03)(1)	(BB, Ba2)	08/15/26	5.375	370,000
Media - Diversified (0.3%)
650	National CineMedia LLC, Global Senior Secured Notes (Callable 12/03/18 @ 102.00)	(B+, Ba3)	04/15/22	6.000	659,750
250	National CineMedia LLC, Global Senior Unsecured Notes (Callable 08/15/21 @ 102.88)	(B-, B3)	08/15/26	5.750	237,500
					897,250
Media Content (0.6%)
750	EMI Music Publishing Group North America Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/19 @ 105.72)(1)	(B, B3)	06/15/24	7.625	807,188
750	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 11/01/19 @ 103.66)(1)	(B+, Ba3)	11/01/24	4.875	735,000
					1,542,188
Medical Products (0.5%)
1,250	Sotera Health Topco, Inc., 8.125% Cash, 8.875% PIK, Rule 144A, Senior Unsecured Notes (Callable 12/03/18 @ 101.00)(1),(2)	(CCC+, Caa2)	11/01/21	8.125	1,231,250
Metals & Mining - Excluding Steel (1.5%)
1,300	Cleveland-Cliffs, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/21 @ 102.44)(1)	(BB-, Ba2)	01/15/24	4.875	1,244,750
500	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 03/01/21 @ 105.16)(1)	(B, NR)	03/01/26	6.875	434,375
1,000	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 09/01/20 @ 103.25)(1)	(B, NR)	03/01/24	6.500	878,750

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2018

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Metals & Mining - Excluding Steel
$2,975	Noranda Aluminum Acquisition Corp., Global Senior Unsecured Notes (Callable 12/10/18 @ 100.00)(3),(5),(6)	(NR, NR)	06/01/19	11.000	$—
1,500	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 06/15/19 @ 104.38)(1)	(B, B3)	06/15/22	8.750	1,481,250
					4,039,125
Oil Field Equipment & Services (1.6%)
500	FTS International, Inc., Global Senior Secured Notes (Callable 12/03/18 @ 103.13)	(B, B3)	05/01/22	6.250	477,500
400	KCA Deutag UK Finance PLC, Rule 144A, Senior Secured Notes (Callable 04/01/20 @ 109.88)(1)	(B-, B3)	04/01/22	9.875	388,000
405	Nor Offshore SPV Ltd., PIK, Senior Secured Notes (Callable 11/30/18 @ 100.00)(2)	(NR, NR)	02/04/20	8.400	145,960
800	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 12/03/18 @ 103.06)	(CCC, Caa2)	03/15/22	6.125	686,000
2,000	Shelf Drilling Holdings Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/21 @ 106.19)(1)	(B-, B2)	02/15/25	8.250	2,012,500
325	Transocean, Inc., Global Company Guaranteed Notes (Callable 07/15/22 @ 100.00)	(B-, Caa2)	10/15/22	5.800	316,875
225	Trinidad Drilling Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/20 @ 104.97)(1)	(BB-, B3)	02/15/25	6.625	226,125
					4,252,960
Oil Refining & Marketing (0.2%)
400	Coffeyville Finance, Inc., Global Company Guaranteed Notes (Callable 12/03/18 @ 102.17)	(BB-, B1)	11/01/22	6.500	404,500
Packaging (2.6%)
1,300	Ardagh Holdings U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/20 @ 104.50)(1)	(B, B3)	02/15/25	6.000	1,222,000
750	Ardagh Holdings U.S.A., Inc., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 102.31)(1)	(BB, Ba3)	05/15/23	4.625	731,250
400	Ball Corp., Global Company Guaranteed Notes (Callable 12/15/25 @ 100.00)	(BB+, Ba1)	03/15/26	4.875	396,500

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2018

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Packaging
$975	Crown Americas Capital Corp., VI, Rule 144A, Company Guaranteed Notes (Callable 02/01/21 @ 103.56)(1)	(BB-, Ba3)	02/01/26	4.750	$922,594
1,500	Flex Acquisition Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/20 @ 103.44)(1)	(CCC+, Caa1)	01/15/25	6.875	1,410,000
475	Silgan Holdings, Inc., Global Senior Unsecured Notes (Callable 03/15/20 @ 102.38)	(BB-, Ba3)	03/15/25	4.750	453,031
2,010	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 102.44)(1)	(BB-, Ba3)	10/15/25	4.875	1,903,882
					7,039,257
Personal & Household Products (1.0%)
750	High Ridge Brands Co., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 104.44)(1)	(CC, Caa3)	03/15/25	8.875	333,750
930	Mattel, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/20 @ 105.06)(1)	(BB-, B1)	12/31/25	6.750	892,800
960	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/19 @ 104.78)(1)	(B-, Caa1)	03/01/24	6.375	952,800
610	Resideo Funding, Inc. Rule 144A, Company Guaranteed Notes (Callable 11/01/21 @ 104.59)(1)	(BB+, B1)	11/01/26	6.125	614,715
					2,794,065
Pharmaceuticals (1.2%)
425	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 12/03/18 @ 102.94)(1)	(B-, B3)	05/15/23	5.875	406,938
500	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/21 @ 104.50)(1)	(B-, B3)	12/15/25	9.000	523,125
750	Bausch Health Cos., Inc., Rule 144A, Senior Secured Notes (Callable 11/01/20 @ 102.75)(1)	(BB-, Ba2)	11/01/25	5.500	737,812
200	Endo Finance LLC, Rule 144A, Company Guaranteed Notes (Callable 02/01/20 @ 103.00)(1)	(CCC+, B3)	02/01/25	6.000	168,500
1,538	Owens & Minor, Inc., Global Company Guaranteed Notes (Callable 09/15/24 @ 100.00)	(BB, B1)	12/15/24	4.375	1,305,377
					3,141,752

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2018

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Real Estate Investment Trusts (0.8%)
$1,250	iStar, Inc., Senior Unsecured Notes (Callable 04/01/19 @ 103.00)	(BB-, B1)	04/01/22	6.000	$1,253,125
250	iStar, Inc., Senior Unsecured Notes (Callable 06/15/20 @ 100.00)	(BB-, B1)	09/15/20	4.625	248,750
250	iStar, Inc., Senior Unsecured Notes (Callable 09/15/19 @ 102.63)	(BB-, B1)	09/15/22	5.250	242,500
500	Starwood Property Trust, Inc., Global Senior Unsecured Notes (Callable 09/15/21 @ 100.00)	(BB-, Ba3)	12/15/21	5.000	498,750
					2,243,125
Recreation & Travel (1.6%)
1,025	Boyne U.S.A., Inc., Rule 144A, Secured Notes (Callable 05/01/21 @ 103.63)(1)	(B, B2)	05/01/25	7.250	1,073,687
1,500	Canada's Wonderland Co., Global Company Guaranteed Notes (Callable 04/15/22 @ 102.69)	(BB-, B1)	04/15/27	5.375	1,438,125
600	Merlin Entertainments PLC, Rule 144A, Senior Unsecured Notes (Callable 03/17/26 @ 100.00)(1)	(BB, Ba2)	06/15/26	5.750	601,500
1,250	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 07/31/19 @ 103.66)(1)	(BB-, B2)	07/31/24	4.875	1,184,375
					4,297,687
Restaurants (0.8%)
1,070	Golden Nugget, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/19 @ 103.38)(1)	(CCC+, B3)	10/15/24	6.750	1,070,000
1,100	New Red Finance, Inc., Rule 144A, Secured Notes (Callable 10/15/20 @ 102.50)(1)	(B-, B3)	10/15/25	5.000	1,034,000
					2,104,000
Software - Services (2.0%)
1,125	CDK Global, Inc., Global Senior Unsecured Notes (Callable 06/01/22 @ 102.44)	(BB+, Ba1)	06/01/27	4.875	1,058,906
383	Epicor Software Corp., Rule 144A, Secured Notes (Callable 12/03/18 @ 102.00), LIBOR 3M + 7.250%(1),(5),(6),(7)	(NR, NR)	06/30/23	9.650	386,830
750	First Data Corp., Rule 144A, Secured Notes (Callable 01/15/19 @ 102.88)(1)	(B+, B2)	01/15/24	5.750	757,500

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2018

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Software - Services
$550	Infor Software Parent, Inc., 7.125% Cash, 7.875% PIK, Rule 144A, Senior Unsecured Notes (Callable 12/03/18 @ 101.78)(1),(2)	(CCC, Caa2)	05/01/21	7.125	$551,375
1,750	Solera Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/19 @ 107.88)(1)	(CCC+, Caa1)	03/01/24	10.500	1,907,552
655	WEX, Inc., Rule 144A, Senior Secured Notes (Callable 12/03/18 @ 102.38)(1)	(BB-, Ba3)	02/01/23	4.750	653,363
					5,315,526
Specialty Retail (1.3%)
1,400	Lithia Motors, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/20 @ 103.94)(1)	(BB, Ba2)	08/01/25	5.250	1,323,000
500	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 05/15/21 @ 102.75)	(B+, Ba3)	05/15/26	5.500	477,500
200	Penske Automotive Group, Inc., Global Company Guaranteed Notes (Callable 12/03/18 @ 101.92)	(B+, Ba3)	10/01/22	5.750	202,875
1,500	Ruyi U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 105.63)(1)	(B, B1)	05/01/25	7.500	1,455,000
					3,458,375
Steel Producers/Products (0.4%)
750	Commercial Metals Co., Senior Unsecured Notes (Callable 07/15/22 @ 102.69)	(BB+, Ba2)	07/15/27	5.375	696,563
300	Zekelman Industries, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/19 @ 104.94)(1)	(B, B3)	06/15/23	9.875	321,000
					1,017,563
Support - Services (3.2%)
548	AECOM, Global Company Guaranteed Notes (Callable 12/15/26 @ 100.00)	(BB-, Ba3)	03/15/27	5.125	512,380
650	Ashtead Capital, Inc., Rule 144A, Secured Notes (Callable 08/01/21 @ 103.94)(1)	(BBB-, Baa3)	08/01/26	5.250	641,290
600	Avison Young Canada, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/19 @ 104.75)(1)	(B, B3)	12/15/21	9.500	630,000
500	CoreCivic, Inc., Company Guaranteed Notes (Callable 07/15/27 @ 100.00)	(BB, Ba1)	10/15/27	4.750	428,125

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2018

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Support - Services
$775	Gartner, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/20 @ 103.84)(1)	(BB-, B1)	04/01/25	5.125	$771,125
1,041	KAR Auction Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/20 @ 103.84)(1)	(B, B3)	06/01/25	5.125	981,142
1,500	Sotheby's, Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 103.66)(1)	(BB-, Ba3)	12/15/25	4.875	1,393,125
850	United Rentals North America, Inc., Company Guaranteed Notes (Callable 10/15/20 @ 102.31)	(BB, Ba3)	10/15/25	4.625	789,438
750	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 12/15/21 @ 103.25)	(BB, Ba3e)	12/15/26	6.500	760,118
1,625	WeWork Cos., Inc., Rule 144A, Company Guaranteed Notes(1)	(B+, NR)	05/01/25	7.875	1,499,062
200	Williams Scotsman International, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/20 @ 103.44)(1)	(B, B2)	08/15/23	6.875	199,000
					8,604,805
Tech Hardware & Equipment (0.6%)
1,000	CDW Finance Corp., Company Guaranteed Notes (Callable 06/01/24 @ 100.00)	(BB-, Ba2)	12/01/24	5.500	1,015,000
750	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 102.50)(1)	(BB-, Ba3)	03/15/27	5.000	671,378
					1,686,378
Telecom - Wireless (0.9%)
1,000	Sprint Spectrum Co. II LLC, Rule 144A, Senior Secured Notes(1)	(NR, Baa2)	03/20/28	5.152	1,002,500
250	T-Mobile U.S.A., Inc., Company Guaranteed Notes (Callable 02/01/21 @ 102.25)	(BB+, Ba2)	02/01/26	4.500	234,298
1,300	T-Mobile U.S.A., Inc., Company Guaranteed Notes (Callable 02/01/23 @ 102.38)	(BB+, Ba2)	02/01/28	4.750	1,204,125
					2,440,923
Telecom - Wireline Integrated & Services (0.9%)
200	Equinix, Inc., Senior Unsecured Notes (Callable 05/15/22 @ 102.69)	(BB+, B1)	05/15/27	5.375	198,500

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2018

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Telecom - Wireline Integrated & Services
$1,125	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/19 @ 105.91)(1)	(CCC+, Caa1)	12/31/24	7.875	$1,063,125
1,100	QTS Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 11/15/20 @ 103.56)(1)	(BB, B1)	11/15/25	4.750	1,031,250
23	Syniverse Holdings, Inc., Global Company Guaranteed Notes (Callable 12/03/18 @ 100.00)	(CCC+, Caa2)	01/15/19	9.125	22,842
					2,315,717
Theaters & Entertainment (1.3%)
750	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 05/15/22 @ 103.06)	(B-, B3)	05/15/27	6.125	690,000
750	Carmike Cinemas, Inc., Rule 144A, Secured Notes (Callable 12/03/18 @ 104.50)(1)	(BB-, Ba2)	06/15/23	6.000	761,250
1,679	Cinemark U.S.A., Inc., Global Company Guaranteed Notes (Callable 12/03/18 @ 102.44)	(BB, B2)	06/01/23	4.875	1,647,519
500	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/19 @ 103.66)(1)	(B+, B1)	11/01/24	4.875	480,000
					3,578,769
Transport Infrastructure/Services (0.3%)
1,000	Navios Maritime Finance II U.S., Inc., Rule 144A, Senior Secured Notes (Callable 12/03/18 @ 104.22)(1)	(B, Caa2)	08/15/22	11.250	873,750
TOTAL CORPORATE BONDS (Cost $134,799,819)					129,950,987
BANK LOANS (39.8%)
Auto Parts & Equipment (1.1%)
979	Dayco Products LLC, LIBOR 3M + 4.250%(6),(7)	(B, B2)	05/19/23	6.563	981,922
1,081	L&W, Inc., LIBOR 1M + 4.000%(7)	(B+, B2)	05/22/25	6.287	1,086,369
987	Superior Industries International, Inc., LIBOR 1M + 4.000%(7)	(B, B1)	05/22/24	6.302	984,672
					3,052,963
Building & Construction (0.2%)
428	SiteOne Landscape Supply, Inc., LIBOR 1M + 2.750%(7)	(BB, B2)	10/29/24	5.030	429,777

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2018

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Building Materials (1.5%)
$599	Airxcel, Inc., LIBOR 1M + 4.500%(7)	(B, B3)	04/28/25	6.802	$591,393
577	Fastener Acquisition, Inc., LIBOR 1M + 4.250%(7)	(B+, B2)	03/28/25	6.600	578,543
461	Fastener Acquisition, Inc., LIBOR 3M + 8.750%(7)	(CCC+, Caa2)	03/30/26	11.136	443,381
759	Foundation Building Materials Holding, Co. LLC, LIBOR 1M + 3.250%(6),(7)	(B+, B3)	08/13/25	5.530	752,394
499	Henry Co. LLC, LIBOR 1M + 4.000%(7)	(B, B2)	10/05/23	6.302	499,561
1,006	Priso Acquisition Corp., LIBOR 1M + 3.000%(7)	(B+, B2)	05/08/22	5.302	1,009,083
					3,874,355
Cable & Satellite TV (0.2%)
495	Altice Financing S.A., LIBOR 1M + 2.750%(7)	(B+, B1)	01/31/26	5.040	484,791
Chemicals (3.3%)
419	Allnex (Luxembourg) & Cy S.C.A., LIBOR 3M + 3.250%(7)	(B, B1)	09/13/23	5.567	419,702
316	Allnex U.S.A., Inc., LIBOR 3M + 3.250%(7)	(B, B1)	09/13/23	5.567	316,200
429	Colouroz Investment 2 LLC, LIBOR 3M + 7.250%(7)	(CCC, Caa2)	09/06/22	9.737	362,696
1,000	Minerals Technologies, Inc.(6)	(BB+, Ba2)	05/09/21	4.750	1,003,750
748	PMHC II, Inc., LIBOR 6M + 3.500%(7)	(B-, B3)	03/31/25	6.150	728,482
910	Preferred Proppants LLC, LIBOR 3M + 7.750%(6),(7)	(NR, NR)	07/27/20	10.136	500,627
1,250	Schenectady International Group, Inc., LIBOR 3M + 4.750%(7)	(B, B2)	10/15/25	7.186	1,246,094
452	Tronox Blocked Borrower LLC, LIBOR 1M + 3.000%(7)	(BB-, Ba3)	09/23/24	5.302	451,733
1,042	Tronox Finance LLC, LIBOR 1M + 3.000%(7)	(BB-, Ba3)	09/23/24	5.302	1,042,461
744	Vantage Specialty Chemicals, Inc., LIBOR 1M + 3.500%(7)	(B-, B3)	10/28/24	5.810	747,401
205	Vantage Specialty Chemicals, Inc., LIBOR 3M + 8.250%(7)	(CCC, Caa2)	10/27/25	10.777	206,432
499	Venator Materials Corp., LIBOR 1M + 3.000%(6),(7)	(BB, Ba3)	08/08/24	5.302	498,117
1,489	Zep, Inc., LIBOR 3M + 4.000%(7)	(CCC+, B2)	08/12/24	6.386	1,405,930
					8,929,625

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2018

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Diversified Capital Goods (1.6%)
$1,027	Cortes NP Acquisition Corp., LIBOR 3M + 4.000%(7)	(B, B1)	11/30/23	6.313	$1,018,294
596	Douglas Dynamics Holdings, Inc., LIBOR 1M + 3.000%(7)	(BB-, B2)	12/31/21	5.310	597,503
986	Dynacast International LLC, LIBOR 3M + 3.250%(7)	(B, B1)	01/28/22	5.636	987,807
496	Element Materials Technology Group U.S. Holdings, Inc., LIBOR 1M + 3.500%(7)	(B, B1)	06/28/24	5.802	498,731
493	Horizon Global Corp., LIBOR 1M + 6.000%(7)	(CCC+, B2)	06/30/21	8.302	479,371
660	Thermon Industries, Inc., LIBOR 1M + 3.750%(7)	(B+, B2)	10/24/24	6.006	665,328
					4,247,034
Electronics (2.0%)
1,176	AI Ladder (Luxembourg) Subco Sarl, LIBOR 3M + 4.500%(7)	(B, B2)	07/09/25	7.020	1,185,210
495	CPI International, Inc., LIBOR 1M + 3.500%(7)	(B, B2)	07/26/24	5.802	496,549
500	CPI International, Inc., LIBOR 1M + 7.250%(6),(7)	(CCC+, Caa2)	07/26/25	9.552	495,625
556	Lumentum Holdings(6),(7)	(BB, Ba2)	08/07/25	2.500	558,333
792	Microchip Technology, Inc., LIBOR 1M + 2.000%(7)	(BB+, Baa3)	05/29/25	4.310	790,517
986	Oberthur Technologies S.A., LIBOR 3M + 3.750%(7)	(B-, B2)	01/10/24	5.992	992,393
313	Seattle Spinco, Inc., LIBOR 1M + 2.500%(7)	(BB-, B1)	06/21/24	4.802	312,185
435	Tempo Acquisition LLC, LIBOR 1M + 3.000%(7)	(B, B1)	05/01/24	5.302	436,185
					5,266,997
Energy - Exploration & Production (0.2%)
769	PES Holdings LLC, LIBOR 3M + 3.500%(6),(7)	(B-, B2)	12/31/22	8.886	642,247
Food - Wholesale (0.4%)
495	AI Aqua Merger Sub, Inc., LIBOR 1M + 3.250%(7)	(B, B2)	12/13/23	5.552	493,918
750	United Natural Foods, Inc., LIBOR 1M + 4.250%(7)	(B+, B2)	10/22/25	6.552	705,938
					1,199,856

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2018

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Gaming (0.7%)
$990	CBAC Borrower LLC, LIBOR 1M + 4.000%(7)	(B, B3)	07/05/24	6.302	$995,198
791	The Stars Group Holdings B.V., LIBOR 3M + 3.500%(7)	(B+, B1)	07/10/25	5.886	795,694
					1,790,892
Gas Distribution (0.7%)
715	BCP Renaissance Parent LLC, LIBOR 3M + 3.500%(7)	(B+, B1)	10/31/24	6.027	718,682
398	Messer Industries LLC(7)	(BB-, B1)	10/01/25	2.500	398,137
778	Traverse Midstream Partners LLC, LIBOR 6M + 4.000%(7)	(B+, B1)	09/27/24	6.600	784,044
					1,900,863
Health Facilities (1.1%)
1,742	Prospect Medical Holdings, Inc., LIBOR 1M + 5.500%(6),(7)	(B, B1)	02/22/24	7.813	1,757,222
1,113	Western Dental Services, Inc., LIBOR 1M + 4.500%(7)	(B-, B3)	06/23/23	6.802	1,120,055
					2,877,277
Health Services (0.7%)
1,000	Auris Luxembourg III Sarl(7),(8)	(B+, B2)	07/20/25	3.500	1,008,545
433	Onex Carestream Finance LP, LIBOR 1M + 4.000%(7)	(B, B1)	06/07/19	6.302	432,495
389	Valitas Health Services, Inc., LIBOR 3M + 5.000%(4),(5),(6),(7)	(NR, NR)	04/14/22	9.195	155,699
130	Valitas Health Services, Inc., LIBOR 3M + 12.000%(4),(5),(6),(7)	(NR, NR)	12/31/19	14.346	123,383
156	Valitas Health Services, Inc., LIBOR 3M + 12.000%(4),(5),(6),(7)	(NR, NR)	12/31/19	14.445	148,059
					1,868,181
Insurance Brokerage (2.3%)
500	Achilles Acquisition LLC, LIBOR 1M + 4.000%(6),(7)	(B, B3)	10/03/25	6.313	503,750
1,070	Acrisure LLC, LIBOR 1M + 4.250%(7)	(B, B2)	11/22/23	6.552	1,074,629
402	Alera Group Holdings, Inc., LIBOR 1M + 4.500%(7)	(B, B3)	07/25/25	6.802	405,739
1,443	Alliant Holdings I, Inc., LIBOR 1M + 3.000%(7)	(B, B2)	05/09/25	5.280	1,444,033
680	AssuredPartners, Inc., LIBOR 1M + 3.250%(7)	(B, B2)	10/22/24	5.552	679,553

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2018

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Insurance Brokerage
$1,225	Hyperion Insurance Group Ltd., LIBOR 1M + 3.500%(7)	(B, B2)	12/20/24	5.813	$1,231,579
806	NFP Corp., LIBOR 1M + 3.000%(7)	(B, B2)	01/08/24	5.302	804,917
					6,144,200
Investments & Misc. Financial Services (1.6%)
722	Altisource Solutions Sarl, LIBOR 3M + 4.000%(7)	(B+, B3)	03/29/24	6.386	723,213
855	Compass Group Diversified Holdings LLC, LIBOR 1M + 2.500%(7)	(BB, Ba3)	04/17/25	4.802	857,819
609	Ditech Holding Corp., LIBOR 1M + 6.000%(7)	(CCC+, Caa2)	06/30/22	8.302	567,606
434	Focus Financial Partners LLC, LIBOR 1M + 2.500%(7)	(BB-, Ba3)	07/03/24	4.802	435,396
625	Fortress Investment Group LLC, LIBOR 1M + 2.000%(7)	(BB, Baa3)	12/27/22	4.302	625,963
996	Liquidnet Holdings, Inc., LIBOR 1M + 3.250%(6),(7)	(B+, Ba3)	07/15/24	5.552	1,002,319
					4,212,316
Machinery (1.5%)
933	Cohu, Inc., LIBOR 3M + 3.000%(7)	(BB-, B1)	09/20/25	5.396	935,667
495	CPM Acquisition Corp., LIBOR 1M + 8.250%(7)	(B-, Caa1)	04/10/23	10.552	499,597
294	CPM Holdings, Inc.(7)	(B, B2)	10/24/25	6.057	295,593
247	CPM Holdings, Inc.(7)	(B-, Caa2)	10/24/26	10.676	248,053
725	CPM Holdings, Inc., LIBOR 1M + 3.500%(7)	(B, B1)	04/11/22	5.802	730,391
411	LTI Holdings, Inc., LIBOR 1M + 6.750%(7)	(CCC+, Caa2)	09/06/26	9.052	410,689
230	LTI Holdings, Inc., LIBOR 1M + 3.500%(7)	(B-, B2)	09/06/25	5.802	230,072
741	Penn Engineering & Manufacturing Corp., LIBOR 1M + 2.750%(7)	(B+, B1)	06/27/24	5.045	742,943
					4,093,005
Media - Diversified (0.4%)
750	NEP/NCP Holdco, Inc., LIBOR 3M + 3.250%(7)	(B+, B1)	10/20/25	5.474	754,125
250	NEP/NCP Holdco, Inc., LIBOR 1M + 7.000%(7)	(CCC+, Caa1)	10/19/26	9.302	250,937
					1,005,062

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2018

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Media Content (0.4%)
$1,000	DLG Acquisitions Ltd., EURIBOR 6M + 7.250%(7),(9)	(CCC+, Caa2)	06/30/22	8.250	$1,141,723
Medical Products (0.9%)
1,073	ABB Concise Optical Group LLC, LIBOR 1M + 5.000%(7)	(B-, B2)	06/15/23	7.280	1,078,942
993	Avantor, Inc., LIBOR 1M + 4.000%(7)	(B, B2)	11/21/24	6.302	1,000,951
224	MedPlast Holdings, Inc., LIBOR 3M + 3.750%(7)	(B, B1)	07/02/25	6.148	225,366
					2,305,259
Metals & Mining - Excluding Steel (0.5%)
1,234	GrafTech Finance, Inc., LIBOR 1M + 3.500%(7)	(B+, B1)	02/12/25	5.802	1,237,461
221	Noranda Aluminum Acquisition Corp., PRIME + 3.500%(3),(7)	(NR, NR)	02/28/19	8.750	968
					1,238,429
Non - Electric Utilities (0.5%)
741	BCP Raptor LLC, LIBOR 2M + 4.250%(7)	(B, B3)	06/24/24	6.641	732,822
496	Medallion Midland Acquisition LLC, LIBOR 1M + 3.250%(7)	(B+, B2)	10/30/24	5.552	494,079
					1,226,901
Oil Refining & Marketing (0.7%)
500	EG Finco Ltd., LIBOR 3M + 8.000%(7)	(CCC+, Caa1)	04/20/26	10.386	497,188
1,388	EG Finco Ltd., LIBOR 3M + 4.000%(7)	(B, B2)	02/07/25	6.386	1,391,669
					1,888,857
Packaging (1.1%)
722	Flex Acquisition Co., Inc., LIBOR 3M + 3.000%(7)	(B, B1)	12/29/23	5.256	721,463
832	Proampac PG Borrower LLC, LIBOR 3M + 3.500%(7)	(B, B3)	11/18/23	5.841	834,588
250	Proampac PG Borrower LLC, LIBOR 3M + 8.500%(7)	(CCC+, Caa2)	11/18/24	10.810	252,084
748	Strategic Materials, Inc., LIBOR 3M + 3.750%(7)	(B, B2)	10/25/24	6.094	718,191
500	Strategic Materials, Inc., LIBOR 3M + 7.750%(6),(7)	(CCC+, Caa2)	10/27/25	10.094	462,500
					2,988,826

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2018

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Personal & Household Products (1.3%)
$500	ABG Intermediate Holdings 2 LLC, LIBOR 1M + 7.750%(7)	(CCC+, Caa1)	09/29/25	10.045	$503,125
741	Comfort Holding LLC, LIBOR 1M + 4.750%(7)	(CCC+, Caa1)	02/05/24	7.052	702,347
634	Comfort Holding LLC, LIBOR 1M + 10.000%(7)	(CCC-, Caa3)	02/03/25	12.302	600,450
739	Serta Simmons Bedding LLC, LIBOR 1M + 3.500%(7)	(B-, B3)	11/08/23	5.770	668,705
250	Serta Simmons Bedding LLC, LIBOR 3M + 8.000%(7)	(CCC, Caa2)	11/08/24	10.277	195,820
79	TricorBraun Holdings, Inc., LIBOR 3M + 3.750%(7)	(B, B2)	11/30/23	6.103	79,706
787	TricorBraun Holdings, Inc., LIBOR 3M + 3.750%(7)	(B, B2)	11/30/23	6.136	791,019
					3,541,172
Pharmaceuticals (1.0%)
882	Endo Luxembourg Finance Co. I Sarl, LIBOR 1M + 4.250%(7)	(BB-, Ba2)	04/29/24	6.563	886,929
980	Explorer Holdings, Inc., LIBOR 3M + 3.750%(7)	(B, B2)	05/02/23	6.136	983,036
744	Valeant Pharmaceuticals International, Inc., LIBOR 1M + 3.000%(7)	(BB-, Ba3)	06/01/25	5.274	745,501
					2,615,466
Real Estate Development & Management (0.4%)
440	Capital Automotive LP, LIBOR 1M + 6.000%(7)	(CCC+, B3)	03/24/25	8.310	448,475
526	Forest City Enterprises, LP(7)	(B+, B2)	10/24/25	4.000	528,710
					977,185
Recreation & Travel (1.0%)
86	Bulldog Purchaser, Inc.(7),(10)	(CCC+, Caa2)	08/21/26	3.875	85,633
164	Bulldog Purchaser, Inc., LIBOR 1M + 7.750%(7)	(CCC+, Caa2)	09/04/26	10.052	164,679
352	Bulldog Purchaser, Inc.(6),(7),(10)	(B+, B2)	08/22/25	1.875	349,738
1,148	Bulldog Purchaser, Inc., LIBOR 1M + 3.750%(7)	(B+, B2)	08/22/25	6.052	1,148,336
551	Hornblower Sub, LLC, LIBOR 3M + 4.500%(6),(7)	(B+, B2)	04/27/25	6.886	553,435
500	Intrawest Resorts Holdings, Inc., LIBOR 1M + 3.000%(7)	(B, B2)	07/31/24	5.302	501,250
					2,803,071

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2018

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Restaurants (1.2%)
$785	Flynn Restaurant Group LP, LIBOR 1M + 3.500%(7)	(B, B2)	06/27/25	5.802	$783,550
1,467	Golden Nugget, Inc., LIBOR 3M + 2.750%(7)	(B+, Ba3)	10/04/23	5.230	1,470,309
296	K-Mac Holdings Corp., LIBOR 1M + 6.750%(7)	(CCC, Caa2)	03/16/26	9.030	298,508
750	Miller's Ale House, Inc., LIBOR 1M + 4.750%(6),(7)	(B-, B3)	05/26/25	7.006	744,375
					3,296,742
Software - Services (4.0%)
1,070	Air Newco LLC, LIBOR 3M + 4.750%(7)	(B-, B3)	05/31/24	7.027	1,080,317
990	Cypress Intermediate Holdings III, Inc., LIBOR 1M + 3.000%(7)	(B, B2)	04/26/24	5.310	992,628
977	Epicor Software Corp., LIBOR 1M + 3.250%(7)	(B-, B2)	06/01/22	5.560	981,141
550	Evertec Group LLC, LIBOR 1M + 2.500%(7)	(B+, B2)	04/17/20	4.790	549,778
1,285	Flexera Software LLC, LIBOR 1M + 7.250%(7)	(CCC+, Caa1)	02/26/26	9.560	1,295,390
744	Hyland Software, Inc., LIBOR 1M + 7.000%(7)	(CCC, Caa1)	07/07/25	9.302	749,208
492	Infor (U.S.), Inc., LIBOR 3M + 2.750%(7)	(B, B1)	02/01/22	5.136	491,116
493	Kronos, Inc., LIBOR 3M + 3.000%(7)	(B, B2)	11/01/23	5.343	493,958
750	Kronos, Inc., LIBOR 3M + 8.250%(7)	(CCC, Caa2)	11/01/24	10.593	763,436
730	MA FinanceCo. LLC, LIBOR 1M + 2.250%(7)	(BB-, B1)	11/19/21	4.552	725,814
46	MA FinanceCo. LLC, LIBOR 1M + 2.500%(7)	(BB-, B1)	06/21/24	4.802	46,227
388	Newport Group, Inc., LIBOR 1M + 3.750%(6),(7)	(B, B2)	09/13/25	6.030	389,515
700	Project Ruby Ultimate Parent Corp., LIBOR 1M + 3.500%(7)	(B-, B2)	02/09/24	5.802	700,458
271	SS&C Technologies Holdings Europe Sarl, LIBOR 1M + 2.250%(7)	(BB, Ba3)	04/16/25	4.552	269,672
698	SS&C Technologies, Inc., LIBOR 1M + 2.250%(7)	(BB, Ba3)	04/16/25	4.552	695,749
500	TigerLuxOne Sarl, LIBOR 3M + 8.250%(7)	(CCC+, Caa2)	02/16/25	10.636	502,188
					10,726,595

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2018

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Steel Producers/Products (1.0%)
$1,289	Atkore International, Inc., LIBOR 3M + 2.750%(7)	(BB-, B2)	12/22/23	5.140	$1,291,696
1,337	Zekelman Industries, Inc., LIBOR 3M + 2.250%(7)	(BB-, B1)	06/14/21	4.623	1,336,743
					2,628,439
Support - Services (3.2%)
1,484	Brand Energy & Infrastructure Services, Inc., LIBOR 3M + 4.250%(7)	(B, B3)	06/21/24	6.732	1,492,921
1,466	Change Healthcare Holdings LLC, LIBOR 1M + 2.750%(7)	(B+, Ba3)	03/01/24	5.052	1,466,279
710	Long Term Care Group, Inc., LIBOR 1M + 5.000%(6),(7)	(B, B3)	06/06/20	7.302	706,095
746	PT Intermediate Holdings III LLC, LIBOR 3M + 4.000%(7)	(B-, B3)	12/07/24	6.386	748,110
990	SAI Global Ltd., LIBOR 1M + 4.500%(7)	(CCC+, B3)	12/20/23	5.500	929,345
908	Sedgwick Claims Management Services, Inc., LIBOR 1M + 2.750%(7)	(B, B2)	03/01/21	5.052	908,778
1,500	Sedgwick Claims Management Services, Inc., LIBOR 3M + 5.750%(7)	(CCC+, Caa2)	02/28/22	8.050	1,504,222
315	Sprint Industrial Holdings LLC, LIBOR 3M + 12.250%(4),(6),(7)	(CC, Caa3)	11/14/19	13.500	108,741
248	United Rentals, Inc., LIBOR 1M + 1.750%(7)	(BBB-, Baa3)	10/31/25	4.052	249,260
327	USS Ultimate Holdings, Inc., LIBOR 1M + 7.750%(7)	(CCC+, Caa2)	08/25/25	10.052	328,500
					8,442,251
Telecom - Wireline Integrated & Services (1.4%)
1,000	Level 3 Financing, Inc., LIBOR 1M + 2.250%(7)	(BBB-, Ba1)	02/22/24	4.530	1,001,955
1,494	MTN Infrastructure TopCo, Inc., LIBOR 1M + 3.000%(7)	(B, B2)	11/15/24	5.302	1,497,481
424	Triton Solar U.S. Acquisition Co., LIBOR 2M + 6.000%(7)	(B+, B2)	10/11/24	8.509	400,424
465	TVC Albany, Inc., LIBOR 1M + 3.500%(7)	(B-, B2)	07/23/25	5.800	466,253
438	TVC Albany, Inc., LIBOR 1M + 7.500%(6),(7)	(CCC, Caa2)	08/15/26	9.800	435,313
					3,801,426

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2018

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Theaters & Entertainment (1.0%)
$1,204	Metro-Goldwyn-Mayer, Inc., LIBOR 1M + 4.500%(7)	(B-, B2)	07/03/26	6.810	$1,208,368
1,497	Technicolor S.A., LIBOR 3M + 2.750%(7)	(B+, B1)	12/06/23	5.067	1,426,338
					2,634,706
Transport Infrastructure/Services (0.1%)
250	OSG Bulk Ships, Inc., LIBOR 3M + 4.250%(7)	(B+, B2)	08/05/19	6.770	248,385
Trucking & Delivery (0.6%)
592	International Seaways, Inc., LIBOR 1M + 6.000%(6),(7)	(B+, B3)	06/22/22	8.260	593,457
925	Navios Maritime Partners LP, LIBOR 3M + 5.000%(7)	(BB-, B3)	09/14/20	7.340	927,313
					1,520,770
TOTAL BANK LOANS (Cost $106,818,405)					106,045,644
ASSET BACKED SECURITIES (5.1%)
Collateralized Debt Obligations (5.1%)
750	BlueMountain Fuji U.S. Clo III Ltd., 2017-3A, Rule 144A, LIBOR 3M + 5.200%(1),(7)	(BB-, NR)	01/15/30	7.539	738,991
750	Carlyle Global Market Strategies CLO Ltd., 2014-3RA, Rule 144A, LIBOR 3M + 5.400%(1),(7)	(BB-, NR)	07/27/31	7.488	746,046
500	Carlyle Global Market Strategies CLO Ltd., 2015-2A, Rule 144A, LIBOR 3M + 6.150%(1),(7)	(NR, B1)	04/27/27	8.659	493,899
500	Carlyle U.S. CLO Ltd., 2017-2A, Rule 144A(1),(4),(8),(11)	(NR, NR)	07/20/31	0.000	448,457
750	CIFC Funding Ltd., 2014-1A, Rule 144A, LIBOR 3M + 5.850%(1),(7)	(BB-, NR)	01/18/31	8.295	738,879
750	Dryden 55 CLO Ltd., 2018-55A, Rule 144A, LIBOR 3M + 2.850%(1),(7)	(BBB-, NR)	04/15/31	5.286	744,704
750	Goldentree Loan Opportunities XI Ltd., 2015-11A, Rule 144A, LIBOR 3M + 5.400%(1),(7)	(NR, Ba3)	01/18/31	7.845	742,575
750	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 5.850%(1),(7)	(BB-, NR)	01/27/31	8.340	742,625
750	Greywolf CLO VI Ltd., 2018-1A, Rule 144A, LIBOR 3M + 5.750%(1),(7)	(BB-, NR)	04/26/31	8.258	736,783
500	Halcyon Loan Advisors Funding Ltd., 2015-2A, Rule 144A(1),(4),(8),(11)	(NR, NR)	07/25/27	0.000	300,390
500	JFIN CLO Ltd., 2013-1A, Rule 144A, LIBOR 3M + 4.750%(1),(7)	(BB, NR)	01/20/25	7.219	499,524

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2018

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations
$500	KKR CLO Ltd., 20E, Rule 144A, LIBOR 3M + 5.500%(1),(7)	(NR, Ba3)	10/16/30	7.936	$492,725
500	KKR CLO Ltd.,13ER, Rule 144A, LIBOR 3M + 4.950%(1),(7)	(NR, Ba3)	01/16/28	7.386	486,136
750	KKR Financial CLO Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.080%(1),(7)	(NR, Ba3)	04/15/29	8.516	751,638
500	Shackleton CLO Ltd., 2014-6RA, Rule 144A, LIBOR 3M + 2.970%(1),(7)	(NR, Baa3)	07/17/28	5.306	496,908
500	Symphony CLO XIV Ltd., 2014-14A, Rule 144A, LIBOR 3M + 3.600%(1),(7)	(NR, Baa2)	07/14/26	6.036	502,070
500	Venture 35 CLO Ltd., 2018-35A, Rule 144A, LIBOR 3M + 3.500%(1),(7),(11)	(NR, Baa3)	10/22/31	0.000	500,000
750	Venture XVII CLO Ltd., 2014-17A, Rule 144A, LIBOR 3M + 2.820%(1),(7)	(NR, Baa3)	04/15/27	5.256	747,473
500	Venture XXVIII CLO Ltd., 2017-28A, Rule 144A, LIBOR 3M + 6.150%(1),(7)	(NR, Ba3)	07/20/30	8.619	502,073
500	Vibrant CLO IV Ltd., 2016-4A, Rule 144A, LIBOR 3M + 6.750%(1),(7)	(NR, Ba3)	07/20/28	9.219	503,100
500	Vibrant CLO V Ltd., 2016-5A, Rule 144A, LIBOR 3M + 7.000%(1),(7)	(NR, Ba3)	01/20/29	9.469	508,816
750	Vibrant Clo VI Ltd., 2017-6A, Rule 144A, LIBOR 3M + 5.750%(1),(7)	(NR, Ba3)	06/20/29	8.088	750,077
500	Voya CLO Ltd., 2014-4A, Rule 144A, LIBOR 3M + 3.350%(1),(7)	(BBB-, NR)	07/14/31	5.786	502,187
TOTAL ASSET BACKED SECURITIES (Cost $13,845,307)					13,676,076
Number of Shares
COMMON STOCKS (0.7%)
Auto Parts & Equipment (0.2%)
23,014	UCI International, Inc.(4),(5),(6),(12)				483,294
Building & Construction (0.0%)
2	White Forest Resources, Inc.(4),(5),(6),(12)				6
Building Materials (0.1%)
2,935	Euramax International, Inc.(6)				240,662
Energy - Exploration & Production (0.2%)
54,344	Independence Contract Drilling, Inc.(6),(12)				164,529
37,190	PES Energy, Inc.(6),(12)				260,330
					424,859
Health Services (0.0%)
32,987	Valitas Health Services, Inc.(5),(6)				3,299
Metals & Mining - Excluding Steel (0.2%)
800,000	Taseko Mines Ltd.(12)				548,258

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2018

Number of Shares		Value
COMMON STOCKS (continued)
Support - Services (0.0%)
87	Sprint Industrial Holdings LLC, Class G(5),(6),(12)	$1
8	Sprint Industrial Holdings LLC, Class H(5),(6),(12)	—
19	Sprint Industrial Holdings LLC, Class I(5),(6),(12)	—
		1
TOTAL COMMON STOCKS (Cost $1,833,026)		1,700,379
TOTAL INVESTMENTS AT VALUE (94.3%) (Cost $257,296,557)		251,373,086
OTHER ASSETS IN EXCESS OF LIABILITIES (5.7%)		15,330,780
NET ASSETS (100.0%)		$266,703,866

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2018, these securities amounted to a value of $120,689,464 or 45.3% of net assets.

(2)  PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

(3)  Bond is currently in default.

(4)  Illiquid security (unaudited).

(5)  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

(6)  Security is valued using significant unobservable inputs.

(7)  Variable rate obligation — The interest rate shown is the rate in effect as of October 31, 2018.

(8)  The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of October 31, 2018.

(9)  This security is denominated in Euro.

(10)  Unfunded loan commitment (See note 2-J).

(11)  Zero-coupon security.

(12)  Non-income producing security.

INVESTMENT ABBREVIATIONS

1M = 1 Month

2M = 2 Month

3M = 3 Month

6M = 6 Month

EURIBOR = Euro Interbank Offered Rate

LIBOR = London Interbank Offered Rate

NR = Not Rated

Sarl - société à responsabilité limitée

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2018

Forward Foreign Currency Contracts
Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Net Unrealized Appreciation (Depreciation)
USD	769,129	CAD	993,000	10/11/19	Morgan Stanley	$(769,129)	$(760,148)	$8,981
USD	2,123,499	EUR	1,784,130	10/11/19	Morgan Stanley	(2,123,499)	(2,086,645)	36,854
								$45,835

Currency Abbreviations:

CAD = Canadian Dollar

EUR = Euro

USD = United States Dollar

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Statement of Assets and Liabilities
October 31, 2018

Assets
Investments at value (Cost $257,296,557) (Note 2)	$251,373,086
Cash	14,429,947
Foreign currency at value (Cost $1,086,812)	1,063,918
Receivable for investments sold	4,904,287
Interest receivable	2,965,835
Receivable for Fund shares sold	1,365,432
Unrealized appreciation on forward foreign currency contracts (Note 2)	45,835
Prepaid expenses and other assets	43,596
Total assets	276,191,936
Liabilities
Investment advisory fee payable (Note 3)	114,407
Administrative services fee payable (Note 3)	20,216
Shareholder servicing/Distribution fee payable (Note 3)	49,010
Payable for investments purchased	7,641,925
Payable for Fund shares redeemed	972,448
Unfunded loan commitments (Note 2)	433,528
Dividend payable	56,935
Trustees' fees payable	22,609
Accrued expenses	176,992
Total liabilities	9,488,070
Net Assets
Capital stock, $.001 par value (Note 6)	26,778
Paid-in capital (Note 6)	279,900,836
Total distributable earnings (loss)	(13,223,748)
Net assets	$266,703,866
I Shares
Net assets	$175,188,737
Shares outstanding	17,592,036
Net asset value, offering price and redemption price per share	$9.96
A Shares
Net assets	$44,929,608
Shares outstanding	4,510,175
Net asset value and redemption price per share	$9.96
Maximum offering price per share (net asset value/(1-4.75%))	$10.46
C Shares
Net assets	$46,585,521
Shares outstanding	4,675,431
Net asset value and offering price per share	$9.96
See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Statement of Operations
For the Year Ended October 31, 2018

Investment Income
Interest	$13,638,546
Dividends	12,882
Total investment income	13,651,428
Expenses
Investment advisory fees (Note 3)	1,888,373
Administrative services fees (Note 3)	77,239
Shareholder servicing/Distribution fees (Note 3)
Class A	103,125
Class C	416,262
Transfer agent fees (Note 3)	226,547
Registration fees	90,207
Trustees' fees	65,159
Audit and tax fees	57,920
Printing fees	50,008
Legal fees	47,581
Custodian fees	43,538
Commitment fees (Note 4)	42,807
Insurance expense	3,414
Miscellaneous expense	8,709
Total expenses	3,120,889
Less: fees waived (Note 3)	(375,920)
Net expenses	2,744,969
Net investment income	10,906,459
Net Realized and Unrealized Gain (Loss) from Investments, Foreign Currency and Forward Foreign Currency Contracts
Net realized loss from investments	(998,470)
Net realized gain from foreign currency transactions	8,028
Net realized gain from forward foreign currency contracts	14,609
Net change in unrealized appreciation (depreciation) from investments	(5,498,666)
Net change in unrealized appreciation (depreciation) from foreign currency translations	4,460
Net change in unrealized appreciation (depreciation) from forward foreign currency contracts	12,466
Net realized and unrealized loss from investments, foreign currency and forward foreign currency contracts	(6,457,573)
Net increase in net assets resulting from operations	$4,448,886

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Statements of Changes in Net Assets

	For the Year Ended October 31, 2018	For the Year Ended October 31, 2017
From Operations
Net investment income	$10,906,459	$6,526,623
Net realized loss from investments, foreign currency transactions and forward foreign currency contracts	(975,833)	(1,009,599)
Net change in unrealized appreciation (depreciation) from investments, foreign currency translations and forward foreign currency contracts	(5,481,740)	6,380,947
Net increase in net assets resulting from operations	4,448,886	11,897,971
From Distributions
From distributable earnings
Class I	(7,172,692)	(4,332,237)
Class A	(1,985,570)	(1,293,742)
Class C	(1,694,777)	(663,736)
Return of capital
Class I	(26,230)	(163,178)
Class A	(7,261)	(48,730)
Class C	(6,198)	(25,000)
Net decrease in net assets resulting from distributions and return of capital	(10,892,728)	(6,526,623)[1]
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	188,618,647	213,386,488
Reinvestment of dividends	9,932,376	5,843,341
Net asset value of shares redeemed	(108,380,424)	(117,643,601)
Net increase in net assets from capital share transactions	90,170,599	101,586,228
Net increase in net assets	83,726,757	106,957,576
Net Assets
Beginning of year	182,977,109	76,019,533
End of year	$266,703,866	$182,977,109[2]

1  Distributions include $(4,332,237), $(1,293,742) and $(663,736) from net investment income for Class I, Class A and Class C, respectively. Prior year amounts have been conformed to current year presentation.

2  Distributions in excess of net investment income as of October 31, 2017 were $(171,968).

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2018	2017	2016	2015	2014
Per share data
Net asset value, beginning of year	$10.24	$9.73	$9.78	$10.46	$10.65
INVESTMENT OPERATIONS
Net investment income[1]	0.51	0.54	0.71	0.66	0.64
Net gain (loss) from investments and foreign currency related items (both realized and unrealized)	(0.27)	0.52	(0.04)	(0.46)	(0.06)
Total from investment operations	0.24	1.06	0.67	0.20	0.58
REDEMPTION FEES	—	—	—	—	0.00[2]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.52)	(0.53)	(0.72)	(0.60)	(0.63)
Distributions from net realized gains	—	—	—	(0.22)	(0.14)
Return of capital	(0.00)[2]	(0.02)	—	(0.06)	—
Total dividends and distributions	(0.52)	(0.55)	(0.72)	(0.88)	(0.77)
Net asset value, end of year	$9.96	$10.24	$9.73	$9.78	$10.46
Total return[3]	2.34%	11.11%	7.40%	2.05%	5.57%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$175,189	$114,605	$60,899	$65,651	$81,868
Ratio of net expenses to average net assets	0.99%	0.99%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets excluding interest expense	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income to average net assets	5.08%	5.34%	7.64%	6.59%	5.94%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.17%	0.26%	0.29%	0.16%	0.18%
Portfolio turnover rate	45%	79%	73%	85%	124%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 or $(0.01) per share.

3  Total returns are historical and include change in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2018	2017	2016	2015	2014
Per share data
Net asset value, beginning of year	$10.24	$9.74	$9.79	$10.47	$10.66
INVESTMENT OPERATIONS
Net investment income[1]	0.49	0.51	0.64	0.55	0.58
Net gain (loss) from investments and foreign currency related items (both realized and unrealized)	(0.28)	0.51	0.00[2]	(0.38)	(0.02)
Total from investment operations	0.21	1.02	0.64	0.17	0.56
REDEMPTION FEES	—	—	—	—	0.00[2]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.49)	(0.50)	(0.69)	(0.57)	(0.61)
Distributions from net realized gains	—	—	—	(0.22)	(0.14)
Return of capital	(0.00)[2]	(0.02)	—	(0.06)	—
Total dividends and distributions	(0.49)	(0.52)	(0.69)	(0.85)	(0.75)
Net asset value, end of year	$9.96	$10.24	$9.74	$9.79	$10.47
Total return[3]	2.09%	10.71%	7.12%	1.78%	5.28%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$44,930	$36,961	$8,447	$66,244	$14,633
Ratio of net expenses to average net assets	1.24%	1.24%	1.25%	1.24%	1.24%
Ratio of expenses to average net assets excluding interest expense	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets	4.84%	4.99%	6.73%	5.45%	5.44%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.17%	0.26%	0.29%	0.16%	0.18%
Portfolio turnover rate	45%	79%	73%	85%	124%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 or $(0.01) per share.

3  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2018	2017	2016	2015	2014
Per share data
Net asset value, beginning of year	$10.24	$9.74	$9.79	$10.47[1]	$10.65
INVESTMENT OPERATIONS
Net investment income[2]	0.41	0.43	0.63	0.55	0.53
Net gain (loss) from investments and foreign currency related items (both realized and unrealized)	(0.28)	0.52	(0.06)	(0.45)	(0.05)
Total from investment operations	0.13	0.95	0.57	0.10	0.48
REDEMPTION FEES	—	—	—	—	0.00[3]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.41)	(0.43)	(0.62)	(0.51)	(0.52)
Distributions from net realized gains	—	—	—	(0.22)	(0.14)
Return of capital	(0.00)[3]	(0.02)	—	(0.05)	—
Total dividends and distributions	(0.41)	(0.45)	(0.62)	(0.78)	(0.66)
Net asset value, end of year	$9.96[1]	$10.24	$9.74	$9.79	$10.47[1]
Total return[4]	1.33%	9.88%	6.33%	1.14%	4.53%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$46,586	$31,411	$6,673	$3,022	$2,151
Ratio of net expenses to average net assets	1.99%	1.99%	2.00%	2.00%	2.00%
Ratio of expenses to average net assets excluding interest expense	1.99%	1.99%	1.99%	1.99%	1.99%
Ratio of net investment income to average net assets	4.09%	4.25%	6.70%	5.52%	4.97%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.17%	0.26%	0.29%	0.16%	0.18%
Portfolio turnover rate	45%	79%	73%	85%	124%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 or $(0.01) per share.

4  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Notes to Financial Statements
October 31, 2018

Note 1. Organization

Credit Suisse Strategic Income Fund (the "Fund"), a series of the Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks total return. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a contingent deferred sales charge ("CDSC") of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Board's ("FASB") Accounting Standards Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2018

Note 2. Significant Accounting Policies (continued)

may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2018

Note 2. Significant Accounting Policies (continued)

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3  –  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2018 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$129,562,275	$388,712	(1)	$129,950,987	(1)
Bank Loans	—	91,341,565	14,704,079		106,045,644
Asset Backed Securities	—	13,676,076	—		13,676,076
Common Stocks	548,258	—	1,152,121	(1)	1,700,379	(1)
	$548,258	$234,579,916	$16,244,912	(1)	$251,373,086	(1)
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$45,835	$—		$45,835

*  Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

(1)  Includes zero valued securities.

The following is a reconciliation of investments as of October 31, 2018 for which significant unobservable inputs were used in determining fair value. All transfers, if any, are assumed to occur at the end of the reporting period.

	Corporate Bonds	Bank Loans	Asset Backed Securities	Common Stocks		Total
Balance as of October 31, 2017	$95,523	$17,191,487	$1,209,967	$1,008,713		$19,505,690
Accrued discounts (premiums)	5,529	57,311	3,114	—		65,954
Purchases	450,087	10,829,855	508,900	334,710		12,123,552
Sales	(154,861)	(8,093,328)	(768,750)	(1,105,554)		(10,122,493)
Realized gain (loss)	(5,040)	21,074	14,358	656,315		686,707
Change in unrealized appreciation (depreciation)	(2,526)	(627,893)	(16,032)	93,408		(553,043)
Transfers into Level 3	—	108,742	—	164,529		273,271
Transfers out of Level 3	—	(4,783,169)	(951,557)	—		(5,734,726)
Balance as of October 31, 2018	$388,712 (1)	$14,704,079	$—	$1,152,121	(1)	$16,244,912 (1)

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2018

Note 2. Significant Accounting Policies (continued)

	Corporate Bonds	Bank Loans	Asset Backed Securities	Common Stocks	Total
Net change in unrealized appreciation (depreciation) from investments still held as of October 31, 2018	$(3,102)	$(493,485)	$—	$(29,292)	$(525,879)

(1)  Includes zero valued securities.

	Quantitative Disclosure About Significant Unobservable Inputs
Asset Class	Fair Value At 10/31/2018	Valuation Technique	Unobservable Input	Range (Weighted Average per share)
Corporate Bonds	$1,882	Income Approach	Expected Remaining Distribution	$0.00 – $0.04	($0.00)
	$386,830	Vendor Pricing	Single Broker Quote	N/A
Bank Loans	$155,700	Market Approach	EBITDA Multiples	N/A
	$271,442	Market Approach	Discount for Illiquidity and EBITDA Multiples	N/A
	$14,276,937	Vendor Pricing	Single Broker Quote	$0.34 – $1.01	($0.95)
Common Stocks	$240,663	Market Approach/ Income Approach	Comparable Bond Price, Discounted Cash Flows	$0.01 – $82.00	($78.95)
	$164,529	Market Approach	Discount for Illiquidity	N/A
	$6	Market Approach	Discount for Illiquidity and EBITDA Multiples	N/A
	$3,299	Market Approach	Enterprise Value	N/A
	$743,624	Vendor Pricing	Single Broker Quote	$7.00 – $21.00	($12.35)

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse Asset Management, LLC, the Fund's investment adviser ("Credit Suisse" or the "Adviser") considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2018

Note 2. Significant Accounting Policies (continued)

investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

For the year ended October 31, 2018, there were no transfers between Level 1 and Level 2, but there was $273,271 transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $5,734,726 transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the year ended October 31, 2018, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

The following table presents the fair value and the location of derivatives within the Statement of Assets and Liabilities at October 31, 2018 and the effect of these derivatives on the Statement of Operations for the year ended October 31, 2018.

Primary Underlying Risk	Derivative Assets	Derivative Liabilities	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Foreign currency exchange rate
Forward contracts	$45,835	$—	$14,609	$12,466

For the year ended October 31, 2018, the Fund held an average monthly value on a net basis of $5,688,828 in forward foreign currency contracts.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding,

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2018

Note 2. Significant Accounting Policies (continued)

among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at October 31, 2018:

Counterparty	Gross Amount of Presented in Statement of Assets and Liabilities(a)	Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Derivative Assets Cash Collateral Received	Financial Net Amount of Derivative Assets
Morgan Stanley	$45,835	$—	$—	$—	$45,835

(a)  Forward foreign currency contracts are included.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies, including purchases and sales of investments, and income and expenses, are translated into US dollar amounts on the date of those transactions.

Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments, at the end of the period, resulting from changes in exchange rates.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Statement of Operations.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2018

Note 2. Significant Accounting Policies (continued)

class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income"). The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2018

Note 2. Significant Accounting Policies (continued)

are subject to examination by the Internal Revenue Service and state departments of revenue.

G) CASH — The Fund's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Fund's custodian.

H) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in interest rates, equity and market price movements and/or currency risks. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant ("FCM"). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty credit risk because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Schedule of Investments. At October 31, 2018, the Fund had no open futures contracts.

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Fund's pro-rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

I) FORWARD FOREIGN CURRENCY CONTRACTS — A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward currency contracts primarily for hedging

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2018

Note 2. Significant Accounting Policies (continued)

foreign currency risk. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund forgoes the opportunity to profit from favorable exchange rate movements during the term of the contract. The Fund's open forward currency contracts at October 31, 2018 are disclosed in the Schedule of Investments.

J) UNFUNDED LOAN COMMITMENTS — The Fund enters into certain agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded and unfunded portions of credit agreements are presented on the Statement of Investments. As of October 31, 2018, unfunded commitments were as follows:

Borrower	Maturity	Rate	Unfunded Commitment
Bulldog Purchaser, Inc.	08/22/25	1.875	$433,528

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations.

K) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2018

Note 2. Significant Accounting Policies (continued)

to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. At October 31, 2018 and during the year ended October 31, 2018, there were no securities out on loan.

L) OTHER — The high yield, fixed income securities in which the Fund invests will primarily consist of senior secured floating rate loans ("Senior Loans") issued by non-investment grade companies. Senior Loans are typically secured by specific collateral of the issuer and hold the most senior position in the issuer's capital structure. The interest rate on Senior Loans is periodically adjusted to a recognized base rate, typically the London Interbank Offered Rate ("LIBOR"). While these characteristics may reduce interest rate risk and mitigate losses in the event of borrower default, the Senior Loans in which the Fund invests have below investment grade credit ratings and thereby are considered speculative because of the significant credit risk of their issuers.

Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund's net asset value.

M) RECENT ACCOUNTING PRONOUNCEMENTS — In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities ("ASU 2017-08"). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date. ASU 2017-08 will be effective for annual periods beginning after December 15, 2018. Management is currently assessing the potential impact of these changes to future financial statements.

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2018

Note 2. Significant Accounting Policies (continued)

Also, in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement ("ASU 2018-13"). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

N) SUBSEQUENT EVENTS — In preparing the financial statements as of October 31, 2018, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser and co-administrator for the Fund. For its investment advisory and administration services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.84% of the Fund's average daily net assets. For the year ended October 31, 2018, investment advisory and administration fees earned and fees waived/expenses reimbursed by Credit Suisse were $1,888,373 and $375,920, respectively. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously reimbursed by Credit Suisse through February 28, 2018, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause the Fund to exceed the applicable expense limitation at the time the fees are recouped.

The amounts waived and reimbursed by Credit Suisse, which are available for potential future recoupment by Credit Suisse, and the expiration schedule at October 31, 2018 are as follows:

	Fee waivers/ expense reimbursements subject to recoupment	Expires October 31, 2019	Expires October 31, 2020	Expires October 31, 2021
Class I	$452,866	$175,395	$219,725	$57,746
Class A	146,739	57,872	70,189	18,678
Class C	74,348	14,172	42,606	17,570
Totals	$673,953	$247,439	$332,520	$93,994

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2018

Note 3. Transactions with Affiliates and Related Parties (continued)

Credit Suisse Asset Management Limited ("Credit Suisse U.K."), an affiliate of Credit Suisse, serves as sub-investment advisor to the Fund directly. Credit Suisse U.K.'s sub-investment advisor fees are paid by Credit Suisse.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended October 31, 2018, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $77,239.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the year ended October 31, 2018, the Fund paid Rule 12b-1 distribution fees of $103,125 for Class A shares and $416,262 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent-related services to the Fund and receive compensation from the Fund. For the year ended October 31, 2018, the Fund paid $63,383 which is included within transfer agent fees in the Statement of Operations.

For the year ended October 31, 2018, CSSU and its affiliates advised the Fund that they retained $30,109 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on the sale of Class C shares.

The Fund from time to time purchases or sells loan investments in the secondary market through Credit Suisse or its affiliates acting in the capacity as broker-dealer. Credit Suisse or its affiliates may have acted in some type of agent capacity to the initial loan offering prior to such loan trading in the secondary market.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $250 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2018

Note 4. Line of Credit (continued)

pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At October 31, 2018 and during the year ended October 31, 2018, the Fund had no borrowings outstanding under the Credit Facility. Additionally, the Fund is party to a joint uncommitted line of credit facility with SSB. For the year ended October 31, 2018, the line was not drawn upon and no fees were incurred.

Note 5. Purchases and Sales of Securities

For the year ended October 31, 2018, purchases and sales of investment securities (excluding short-term investments) were $183,484,953 and $95,137,400, respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Year Ended October 31, 2018		For the Year Ended October 31, 2017
	Shares	Value	Shares	Value
Shares sold	14,377,206	$145,493,006	12,420,495	$125,853,292
Shares issued in reinvestment of dividends	661,315	6,680,270	405,783	4,109,313
Shares redeemed	(8,640,791)	(87,482,417)	(7,888,320)	(79,946,718)
Net increase	6,397,730	$64,690,859	4,937,958	$50,015,887
	Class A
	For the Year Ended October 31, 2018		For the Year Ended October 31, 2017
	Shares	Value	Shares	Value
Shares sold	2,132,305	$21,599,295	6,093,233	$61,324,363
Shares issued in reinvestment of dividends	169,722	1,715,488	110,880	1,125,565
Shares redeemed	(1,400,877)	(14,184,386)	(3,462,221)	(35,072,341)
Net increase	901,150	$9,130,397	2,741,892	$27,377,587

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2018

Note 6. Capital Share Transactions (continued)

	Class C
	For the Year Ended October 31, 2018		For the Year Ended October 31, 2017
	Shares	Value	Shares	Value
Shares sold	2,121,083	$21,526,346	2,582,010	$26,208,833
Shares issued in reinvestment of dividends	151,999	1,536,618	59,874	608,463
Shares redeemed	(664,145)	(6,713,621)	(260,694)	(2,624,542)
Net increase	1,608,937	$16,349,343	2,381,190	$24,192,754

On October 31, 2018, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	3	73%
Class A	5	68%
Class C	3	88%

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Income Tax Information and Distributions to Shareholders

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax character of dividends paid by the Fund during the years ended October 31, 2018 and 2017, respectively, was as follows:

Ordinary Income		Return of Capital
2018	2017	2018	2017
$10,853,039	$6,289,715	$39,689	$236,908

The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to differing treatments of dividends payable, wash sales, forwards and deferred organizational expenses. At October 31, 2018, the components of distributable earnings on a tax basis were as follows:

Accumulated net realized loss	$(7,184,535)
Unrealized depreciation	(5,951,719)
$(13,136,254)

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2018

Note 7. Income Tax Information and Distributions to Shareholders (continued)

At October 31, 2018, the Fund had $1,312,974 of unlimited short-term capital loss carryforwards and $5,871,561 of unlimited long-term capital loss carryforwards available to offset possible future capital gains.

At October 31, 2018, the cost and net unrealized appreciation (depreciation) of investments and derivatives for income tax purposes were as follows:

Cost of Investments	$257,347,747
Unrealized appreciation	$1,694,481
Unrealized depreciation	(7,623,307)
Net unrealized appreciation (depreciation)	$(5,928,826)

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse Strategic Income Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders
Credit Suisse Strategic Income Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Credit Suisse Strategic Income Fund (the "Fund"), a series of the Credit Suisse Opportunity Funds, including the schedule of investments, as of October 31, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the "financial statements") and the financial highlights for each of the years in the four-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of Credit Suisse Strategic Income Fund as of October 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for the year ended October 31, 2014 were audited by other independent registered public accountants whose report, dated December 29, 2014, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2018, by correspondence with the custodian and brokers or by other appropriate auditing procedures. Our

Credit Suisse Strategic Income Fund
Report of Independent Registered Public Accounting Firm (continued)

audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Credit Suisse Asset Management, LLC investment companies since 2015.

New York, New York
December 28, 2018

Credit Suisse Strategic Income Fund
Information Concerning Trustees and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Laura A. DeFelice c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1959)	Trustee, Nominating and Audit Committee member	Since 2017	Partner of Acacia Properties LLC (multi-family and commercial real estate ownership and operation) from 2008 to present; Stonegate Advisors LLC (renewable energy and energy efficiency) from 2007 to present.	8	None.
Jeffrey E. Garten c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1946)	Trustee, Nominating and Audit Committee member	Since Fund Inception	Dean Emeritus of Yale School of Management from July 2015 to present; The Juan Trippe Professor in the Practice of International Trade, Finance and Business, from July 2005 to July 2015; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to June 2017.	8

Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers); Director of Miller Buckfire & Co., LLC (financial restructuring); Member of Standard & Poor's Board of Managers (credit rating agency) from December 2011 to November 2014.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

Credit Suisse Strategic Income Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Mahendra R. Gupta c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1956)	Trustee, Nominating Committee member and Audit Committee Chairman	Since 2017	Professor, Washington University in St. Louis from July 1990 to present; Dean of Olin Business School at Washington University in St. Louis from July 2005 to July 2016; Partner, R.J. Mithaiwala (food manufacturing and retail, India) from March 1977 to present; Partner, F.F.B. Corporation (agriculture, India) from March 1977 to present; Partner, RPMG Research Corporation (benchmark research) from July 2001 to present.	8

Director of Caleres Inc. (footwear) from May 2012 to present; Director of Koch Development Corporation (real estate development) from November 2017 to present; Director of Supernova (fin-tech) from June 2014 to present.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

Credit Suisse Strategic Income Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Steven N. Rappaport Lehigh Court, LLC 555 Madison Avenue 29th Floor New York, New York 10022 (1948)	Chairman of the Board, Nominating Committee Chairman and Audit Committee member	Trustee since Fund Inception and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present; Partner of Backstage Acquisition Holdings, LLC (publication job postings) from November 2013 to present.	9

Director of iCAD, Inc. (surgical and medical instruments and apparatus company); Director of Aberdeen Emerging Markets Equity Income Fund, Inc., (a closed-end investment company); Director of Aberdeen Funds (30 open-end portfolios); Director of Wood Resources, LLC (plywood manufacturing company) from 2003 to October 2013.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

Credit Suisse Strategic Income Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Interested Trustee
John G. Popp[2] Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1956)	Trustee, Chief Executive Officer and President	Trustee since 2017 Chief Executive Officer and President since 2010	Managing Director of Credit Suisse; Global Head and Chief Investment Officer of the Credit Investments Group; Associated with Credit Suisse or its predecessor since 1997; President and Chief Executive Officer of other Credit Suisse Funds.	9	None.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

2 Mr. Popp is an "interested person" of the Trust, as defined in the 1940 Act, by virtue of his current position as an officer of Credit Suisse.

Credit Suisse Strategic Income Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers*
Emidio Morizio Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since Fund Inception	Managing Director and Global Head of Compliance of Credit Suisse since 2010; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.
Lou Anne McInnis Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1959)	Chief Legal Officer	Since 2015

Director of Credit Suisse; Associated with Credit Suisse since April 2015; Counsel at DLA Piper US LLP from 2011 to April 2015; Associated with Morgan Stanley Investment Management from 1997 to 2010; Officer of other Credit Suisse Funds.

Laurie Pecha Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1961)	Chief Financial Officer and Treasurer	Chief Financial Officer since 2016 and Treasurer since 2018

Director of Credit Suisse since August 2016; Senior Consultant of Spectra Professional Services, LLC from January 2012 to July 2016; Vice President of Legg Mason & Co. from March 2007 to December 2011; Officer of other Credit Suisse Funds.

Karen Regan Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1963)	Vice President and Secretary	Since 2010	Vice President of Credit Suisse; Associated with Credit Suisse since December 2004; Officer of other Credit Suisse Funds.

1  Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

*  The officers of the Fund shown are officers that make policy decisions.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 877-870-2874.

Credit Suisse Strategic Income Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

P.O. BOX 219916, KANSAS CITY, MO 64121-9916

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  SIF-AR-1018

Item 2. Code of Ethics.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2018.  There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2018.

Item 3. Audit Committee Financial Expert.

The registrant’s governing board has determined that it has two audit committee financial experts serving on its audit committee: Mahendra R. Gupta and Steven N. Rappaport.  Each audit committee financial expert is “independent” for purposes of this item.

Item 4. Principal Accountant Fees and Services.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, KPMG LLP (“KPMG”), for its fiscal years ended October 31, 2017 and October 31, 2018.

	2017	2018
Audit Fees	$170,000	$170,000
Audit-Related Fees(1)	$24,600	$28,913
Tax Fees(2)	$13,680	$13,680
All Other Fees	$4,857	$13,910
Total	$213,137	$226,503

(1) Services include agreed-upon procedures in connection with the registrant’s semi-annual financial statements ($24,600 for 2017 and $28,913 for 2018).

(2) Tax services in connection with the registrant’s excise tax calculations and review of the registrant’s applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by KPMG to the registrant’s investment adviser, Credit Suisse Asset Management, LLC (“Credit Suisse”), and any service provider to the registrant controlling, controlled by or under common control with Credit Suisse that

3

provided ongoing services to the registrant (“Covered Services Provider”), for the registrant’s fiscal years ended October 31, 2017 and October 31, 2018.

	2017	2018
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(e)(1) Pre-Approval Policies and Procedures.  The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to Credit Suisse and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant.  The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s).  The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than Credit Suisse or the registrant’s officers).  Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Credit Suisse and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by KPMG to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

4

	2017	2018
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by KPMG to Credit Suisse and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, for the registrant’s fiscal years ended October 31, 2017 and October 31, 2018:

	2017	2018
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(f) Not Applicable.

(g) The aggregate fees billed by KPMG for non-audit services rendered to the registrant, Credit Suisse and Covered Service Providers for the fiscal years ended October 31, 2017 and October 31, 2018 were $0 and $0, respectively.

(h) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

5

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 13. Exhibits.

(a)(1)                  Registrant’s Code of Ethics is an exhibit to this report.

(a)(2)                  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)                  Not applicable.

6

(b)                                 The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

(other) Iran related activities disclosure requirement.

7

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE OPPORTUNITY FUNDS

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	January 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	January 7, 2019

/s/ Laurie Pecha
Name:	Laurie Pecha
Title:	Chief Financial Officer and Treasurer
Date:	January 7, 2019

8